Developed Markets Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)
Australia (6.1%)
CSL Ltd.	2,914,724	602,086
Commonwealth Bank of Australia	11,388,675	524,065
BHP Group Ltd.	18,941,740	489,334
Westpac Banking Corp.	23,229,767	282,458
National Australia Bank Ltd.	21,158,685	271,825
Wesfarmers Ltd.	7,281,770	232,757
Australia & New Zealand Banking Group Ltd.	18,248,286	227,666
Woolworths Group Ltd.	8,127,112	212,513
Macquarie Group Ltd.	2,103,917	182,377
Transurban Group	17,588,724	179,597
Rio Tinto Ltd.	2,383,394	162,789
Goodman Group	11,538,174	149,390
Fortescue Metals Group Ltd.	10,207,257	119,915
Newcrest Mining Ltd.	5,183,698	117,545
Amcor plc	10,067,815	111,370
Coles Group Ltd.	8,157,852	99,385
Aristocrat Leisure Ltd.	4,113,472	89,709
* Afterpay Ltd.	1,390,701	81,974
Woodside Petroleum Ltd.	6,111,645	77,569
Brambles Ltd.	9,664,075	73,380
ASX Ltd.	1,242,501	72,644
Sonic Healthcare Ltd.	3,052,590	72,490
James Hardie Industries plc	2,850,886	68,341
Cochlear Ltd.	410,934	58,710
QBE Insurance Group Ltd.	9,343,887	58,119
APA Group	7,587,857	56,406
Telstra Corp. Ltd.	26,778,667	53,618
Ramsay Health Care Ltd.	1,122,284	53,509
Scentre Group	33,298,977	53,017
Suncorp Group Ltd.	8,213,565	50,140
Insurance Australia Group Ltd.	14,851,916	46,998
South32 Ltd.	31,127,254	46,195
Northern Star Resources Ltd.	4,597,856	45,560
Dexus	7,003,670	44,858
* Xero Ltd.	598,910	43,688
Evolution Mining Ltd.	10,295,442	43,009
Stockland	15,293,326	41,779
Santos Ltd.	11,379,247	40,235
Mirvac Group	25,279,713	39,628
AGL Energy Ltd.	4,034,630	39,395
Aurizon Holdings Ltd.	11,812,051	36,338
Magellan Financial Group Ltd.	876,870	36,166
Sydney Airport	8,516,034	36,163

	Lendlease Corp. Ltd.	4,411,937	35,245
	GPT Group	12,528,144	35,244
	Origin Energy Ltd.	11,273,490	34,913
	SEEK Ltd.	2,238,930	34,539
	Tabcorp Holdings Ltd.	13,325,858	32,090
	Medibank Pvt Ltd.	17,741,032	32,012
	Treasury Wine Estates Ltd.	4,657,438	29,925
	BlueScope Steel Ltd.	3,228,394	29,746
	Orica Ltd.	2,600,092	28,949
	Ampol Ltd.	1,602,007	27,648
	Computershare Ltd.	3,092,974	27,363
	Atlas Arteria Ltd.	6,155,443	27,033
	Charter Hall Group	2,990,993	26,838
*	Saracen Mineral Holdings Ltd.	7,033,703	26,442
	Boral Ltd.	7,887,230	26,064
*	NEXTDC Ltd.	2,925,292	25,959
	Oil Search Ltd.	13,394,428	25,620
	REA Group Ltd.	321,485	25,599
	JB Hi-Fi Ltd.	727,894	24,748
	Vicinity Centres	23,983,182	23,950
	Coca-Cola Amatil Ltd.	3,280,302	22,453
	Domino's Pizza Enterprises Ltd.	388,856	22,234
	Ansell Ltd.	827,493	22,013
	OZ Minerals Ltd.	2,046,637	20,883
	AMP Ltd.	22,026,963	20,742
	ALS Ltd.	3,076,899	20,542
	carsales.com Ltd.	1,366,963	20,478
	Incitec Pivot Ltd.	12,452,996	18,246
	Altium Ltd.	701,683	18,245
	Iluka Resources Ltd.	2,691,152	17,620
	Appen Ltd.	699,226	17,288
	Qube Holdings Ltd.	9,351,773	17,022
	Mineral Resources Ltd.	894,031	16,125
	Alumina Ltd.	16,102,467	16,045
	Breville Group Ltd.	876,052	15,899
	AusNet Services	11,731,985	15,837
	Bendigo & Adelaide Bank Ltd.	3,375,536	14,702
^	Worley Ltd.	2,049,061	14,281
	Downer EDI Ltd.	4,481,329	14,244
	Crown Resorts Ltd.	2,224,905	14,134
	Reliance Worldwide Corp. Ltd.	5,030,440	13,907
*	Qantas Airways Ltd.	4,723,915	13,854
	Cleanaway Waste Management Ltd.	8,676,662	13,102
	Metcash Ltd.	6,498,685	12,911
	Steadfast Group Ltd.	5,449,531	12,669
*	TPG Telecom Ltd.	2,354,969	12,427
	Harvey Norman Holdings Ltd.	3,808,772	12,397
	IDP Education Ltd.	893,329	12,298
	Star Entertainment Grp Ltd.	5,480,748	12,090
	Bank of Queensland Ltd.	2,906,568	12,002
	Challenger Ltd.	4,300,638	11,968
	Nine Entertainment Co. Holdings Ltd.	9,297,017	11,762
*,^	Mesoblast Ltd.	3,151,161	11,632
	Seven Group Holdings Ltd.	847,658	11,009
	Regis Resources Ltd.	3,018,718	10,974
	Beach Energy Ltd.	11,246,019	10,787
	Orora Ltd.	6,170,187	10,654
	Bapcor Ltd.	2,163,444	10,639

	Shopping Centres Australasia Property Group	6,877,650	10,522
	Charter Hall Long Wale REIT	2,788,368	10,082
	Washington H Soul Pattinson & Co. Ltd.	587,697	9,983
	WiseTech Global Ltd.	532,934	9,982
*	Megaport Ltd.	850,051	9,859
*	Vocus Group Ltd.	3,830,178	9,840
	St. Barbara Ltd.	4,471,280	9,663
	CSR Ltd.	3,107,970	9,580
	Healius Ltd.	3,668,335	9,493
	IGO Ltd.	3,085,127	9,298
*	Flight Centre Travel Group Ltd.	920,855	9,253
	BWP Trust	3,118,477	9,073
	Cromwell Property Group	14,645,934	8,973
	IOOF Holdings Ltd.	4,034,293	8,958
*,^	Zip Co. Ltd.	1,939,388	8,886
*	Silver Lake Resources Ltd.	5,267,752	8,842
	Link Administration Holdings Ltd.	3,261,888	8,809
	nib holdings Ltd.	2,914,094	8,539
	ARB Corp. Ltd.	426,453	8,520
	IRESS Ltd.	1,220,177	8,479
*	Lynas Corp. Ltd.	5,017,429	8,446
	Waypoint REIT	4,289,503	8,383
	Eagers Automotive Ltd.	1,266,835	8,369
	National Storage REIT	6,270,183	8,195
*	CIMIC Group Ltd.	611,350	8,189
	Super Retail Group Ltd.	1,054,473	8,020
1	Viva Energy Group Ltd.	6,806,868	7,882
	Ramelius Resources Ltd.	5,135,809	7,757
	Elders Ltd.	986,749	7,704
	Premier Investments Ltd.	517,510	7,693
*	Perseus Mining Ltd.	7,629,049	7,569
	Charter Hall Retail REIT	3,033,285	7,342
	Perpetual Ltd.	349,228	7,049
	Pendal Group Ltd.	1,765,891	6,989
^	Corporate Travel Management Ltd.	542,434	6,822
*,^	De Grey Mining Ltd.	7,459,342	6,672
^	InvoCare Ltd.	920,643	6,468
	Ingenia Communities Group	1,890,242	6,226
	Codan Ltd.	777,658	6,201
^	PointsBet Holdings Pty Ltd.	791,336	6,173
*	Nanosonics Ltd.	1,500,626	6,139
*,^	PolyNovo Ltd.	3,819,284	6,107
	Kogan.com Ltd.	418,113	6,104
	Sims Ltd.	1,084,850	5,971
	Centuria Industrial REIT	2,663,456	5,966
	Costa Group Holdings Ltd.	2,458,922	5,960
^	Webjet Ltd.	2,103,114	5,941
	Adbri Ltd.	2,867,788	5,889
	Netwealth Group Ltd.	533,843	5,879
*	Gold Road Resources Ltd.	5,478,581	5,772
*	Champion Iron Ltd.	2,683,520	5,658
	Technology One Ltd.	981,035	5,620
*	Nufarm Ltd.	2,017,703	5,606
	Bingo Industries Ltd.	3,124,206	5,455
*	Tyro Payments Ltd.	2,052,454	5,339
	Brickworks Ltd.	381,847	5,339
	IPH Ltd.	1,014,097	5,254
	AUB Group Ltd.	437,963	5,223

	Collins Foods Ltd.	691,120	5,139
*	United Malt Grp Ltd.	1,725,153	5,111
	Pro Medicus Ltd.	261,971	5,110
	Bega Cheese Ltd.	1,357,818	4,962
	Abacus Property Group	2,326,233	4,874
	Austal Ltd.	2,041,317	4,821
*	Resolute Mining Ltd.	6,968,005	4,712
	Centuria Capital Group	2,818,492	4,552
	GUD Holdings Ltd.	553,308	4,536
	Credit Corp. Group Ltd.	362,650	4,481
	Aventus Group	2,600,492	4,423
	Data#3 Ltd.	928,727	4,415
*,^	West African Resources Ltd.	5,588,727	4,344
	Growthpoint Properties Australia Ltd.	1,785,290	4,309
*,^	Blackmores Ltd.	94,483	4,287
	Omni Bridgeway Ltd.	1,506,118	4,266
	Lifestyle Communities Ltd.	602,371	4,237
	Charter Hall Social Infrastructure REIT	2,074,893	4,232
	Platinum Asset Management Ltd.	1,891,487	4,194
^	Clinuvel Pharmaceuticals Ltd.	246,587	4,141
	Monadelphous Group Ltd.	560,290	4,117
	Whitehaven Coal Ltd.	5,417,945	4,103
*	GrainCorp Ltd. Class A	1,504,544	4,075
*,^	nearmap Ltd.	2,351,108	4,037
	Arena REIT	2,058,680	4,032
*	EML Payments Ltd.	1,888,472	3,930
	NRW Holdings Ltd.	2,652,690	3,923
	HUB24 Ltd.	290,550	3,915
	Domain Holdings Australia Ltd.	1,440,742	3,853
	Bravura Solutions Ltd.	1,538,510	3,795
	Centuria Office REIT	2,575,129	3,772
	G8 Education Ltd.	5,364,077	3,744
	Perenti Global Ltd.	4,364,407	3,642
*	Bellevue Gold Ltd.	4,849,922	3,586
*	Opthea Ltd.	1,712,387	3,507
	Rural Funds Group	2,080,972	3,439
*	Avita Therapeutics Inc.	680,426	3,405
*	Westgold Resources Ltd.	1,954,068	3,361
	Tassal Group Ltd.	1,330,154	3,319
	GWA Group Ltd.	1,642,452	3,286
*,^	Electro Optic Systems Holdings Ltd.	817,611	3,241
	SeaLink Travel Group Ltd.	808,576	3,234
	Sandfire Resources Ltd.	1,074,256	3,175
	Nickel Mines Ltd.	6,372,628	3,111
^	Jumbo Interactive Ltd.	339,468	3,068
	Service Stream Ltd.	2,073,701	3,066
*,^	Alkane Resources Ltd.	2,965,197	3,060
*	Mayne Pharma Group Ltd.	10,521,396	2,960
*	Sigma Healthcare Ltd.	6,928,748	2,930
	Hansen Technologies Ltd.	1,033,668	2,887
*,^	Pilbara Minerals Ltd.	11,788,506	2,808
	Infomedia Ltd.	2,349,559	2,748
	oOh!media Ltd.	3,100,881	2,735
	Integral Diagnostics Ltd .	872,280	2,634
*,^	Orocobre Ltd.	1,449,461	2,594
	BWX Ltd.	797,093	2,526
	Select Harvests Ltd.	621,785	2,486
	Inghams Group Ltd.	1,148,499	2,466

	Accent Group Ltd.	2,061,718	2,457
^	Western Areas Ltd.	1,643,794	2,436
*,^	Paradigm Biopharmaceuticals Ltd.	1,264,673	2,426
*	Starpharma Holdings Ltd.	2,223,603	2,401
	Capricorn Metals Ltd.	1,805,181	2,399
^	Uniti Group Ltd.	2,305,334	2,385
*	Cooper Energy Ltd.	8,942,266	2,259
	Mount Gibson Iron Ltd.	4,291,243	2,244
*	Eclipx Group Ltd.	1,995,730	2,240
*	Galaxy Resources Ltd.	2,664,664	2,201
	SmartGroup Corp. Ltd.	530,315	2,189
	Hotel Property Investments	965,929	2,182
	GDI Property Group	2,850,504	2,156
	Lovisa Holdings Ltd.	347,869	2,098
*	Emeco Holdings Ltd.	3,426,297	2,085
	Pact Group Holdings Ltd.	1,260,266	2,074
	Macmahon Holdings Ltd.	11,169,463	2,061
	Jupiter Mines Ltd.	9,796,083	1,966
	Aurelia Metals Ltd.	5,287,790	1,931
	Australian Pharmaceutical Industries Ltd.	2,564,238	1,931
	McMillan Shakespeare Ltd.	323,866	1,921
*	Senex Energy Ltd.	8,188,589	1,908
^	FlexiGroup Ltd.	2,444,923	1,905
*	Southern Cross Media Group Ltd.	16,895,633	1,825
*	Karoon Energy Ltd.	3,220,969	1,805
	Asaleo Care Ltd.	2,431,869	1,758
*,^	Bubs Australia Ltd.	3,246,358	1,728
^	HT&E Ltd.	1,649,391	1,715
^,§	Freedom Foods Group Ltd.	777,051	1,675
	Estia Health Ltd.	1,586,325	1,665
	Cedar Woods Properties Ltd.	381,106	1,578
*	Australian Agricultural Co. Ltd.	1,981,475	1,535
1	Coronado Global Resources Inc.	2,202,126	1,532
	MyState Ltd.	589,114	1,522
*,^	Carnarvon Petroleum Ltd.	9,911,992	1,514
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	1,440
*,^	AMA Group Ltd.	3,071,818	1,430
^	New Hope Corp. Ltd.	1,485,176	1,384
*	Superloop Ltd.	1,785,098	1,214
	OFX Group Ltd.	1,446,975	1,139
^	Virtus Health Ltd.	378,089	1,051
*	Village Roadshow Ltd.	665,456	1,048
	MACA Ltd.	1,608,967	959
	Navigator Global Investments Ltd.	798,654	877
*,^	Syrah Resources Ltd.	2,492,233	826
^	SG Fleet Group Ltd.	734,299	812
*,^	Dacian Gold Ltd.	3,293,612	808
*,^	Myer Holdings Ltd.	5,193,599	792
	Vita Group Ltd.	877,355	646
^	Regis Healthcare Ltd.	808,472	606
*	WPP AUNZ Ltd.	2,028,371	511
	Japara Healthcare Ltd.	1,735,872	488
*,^	Seven West Media Ltd.	5,682,193	457
*,^	Tuas Ltd.	1,155,072	441
*,^	New Century Resources Ltd.	3,682,864	390
*,^,§	Liquefied Natural Gas Ltd.	3,307,629	102
*,§	Bgp Holdings plc Rts	7,179,555	—

*,^,§	SpeedCast International Ltd.	1,363,916	—
			7,323,601
Austria (0.2%)
*	Erste Group Bank AG	1,832,555	38,375
*	OMV AG	912,021	24,954
	Verbund AG	425,572	23,242
	voestalpine AG	733,084	19,321
*	Wienerberger AG	716,945	18,918
	Andritz AG	449,567	13,876
*,1	BAWAG Group AG	368,454	13,321
	CA Immobilien Anlagen AG	443,650	13,115
*	Raiffeisen Bank International AG	840,350	12,862
	Mayr Melnhof Karton AG	55,204	9,577
*	Immofinanz AG	521,756	8,239
^	Oesterreichische Post AG	211,474	7,107
	Telekom Austria AG Class A	874,627	6,175
*	S Immo AG	334,517	5,694
	Vienna Insurance Group AG Wiener Versicherung Gruppe	246,461	5,473
*	Lenzing AG	83,871	4,610
	UNIQA Insurance Group AG	720,680	4,362
	Evn AG	232,567	3,881
*	Strabag SE	99,303	3,053
	Schoeller-Bleckmann Oilfield Equipment AG	68,675	1,828
*	Do & Co AG	42,608	1,741
	Palfinger AG	62,984	1,737
*	Flughafen Wien AG	63,997	1,662
	Agrana Beteiligungs AG	75,002	1,437
	Zumtobel Group AG	178,533	1,147
*,^	Porr AG	63,237	864
			246,571
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	5,343,125	287,678
	KBC Group NV	1,765,853	88,551
	Ucb SA	773,427	87,841
*	Argenx SE	302,712	79,967
	Groupe Bruxelles Lambert SA	688,146	62,038
	Umicore SA	1,316,647	54,766
	Ageas SA/NV	1,147,142	46,940
	Solvay SA Class A	446,122	38,381
	Warehouses De Pauw CVA	857,928	31,221
	Sofina SA	98,489	26,888
	Cofinimmo SA	173,565	26,099
	Elia Group SA/NV	226,770	22,670
*	Colruyt SA	332,568	21,583
	Aedifica SA	175,365	21,417
*	Ackermans & van Haaren NV	142,046	18,424
	Proximus SADP	902,302	16,461
	Euronav NV	1,307,308	11,576
	Telenet Group Holding NV	296,429	11,506
	Fagron	390,001	9,851
	Montea C.V.A	82,746	9,799
	Barco NV	442,931	9,294
	D'ieteren SA/NV	147,248	9,155
^	Melexis NV	117,645	9,154
*	KBC Ancora	227,875	7,170
	Shurgard Self Storage SA	160,937	7,021
	Gimv NV	120,157	6,738

VGP NV	48,573	6,716
* Ontex Group NV	506,687	6,609
Xior Student Housing NV	97,921	6,374
* Tessenderlo Chemie NV (Voting Shares)	164,624	6,177
Befimmo SA	138,021	6,170
bpost SA	633,812	5,550
* AGFA-Gevaert NV	1,103,394	4,600
Bekaert SA	219,834	4,580
Retail Estates NV	64,180	4,187
* Cie d'Entreprises CFE	44,425	2,930
Orange Belgium SA	179,469	2,894
* Kinepolis Group NV	81,379	2,892
* Econocom Group SA/NV	779,284	2,351
* Mithra Pharmaceuticals SA	101,051	2,047
Van de Velde NV	35,294	946
* Wereldhave Belgium Comm VA	14,893	760
		1,087,972
Canada (8.6%)
* Shopify Inc. Class A (XTSE)	686,989	702,539
Royal Bank of Canada	9,157,664	642,972
Toronto-Dominion Bank	11,625,939	538,274
Canadian National Railway Co.	4,571,191	486,832
Enbridge Inc. (XTSE)	12,924,199	377,569
Bank of Nova Scotia	7,773,463	322,953
Brookfield Asset Management Inc. Class A	8,933,362	295,598
Canadian Pacific Railway Ltd.	871,595	265,134
TC Energy Corp.	6,043,394	253,709
Bank of Montreal	4,115,187	240,566
Barrick Gold Corp. (XTSE)	7,797,798	219,021
^ Canadian Imperial Bank of Commerce	2,860,809	213,838
Alimentation Couche-Tard Inc. Class B	5,365,566	186,851
Manulife Financial Corp.	12,463,694	173,353
Franco-Nevada Corp.	1,201,383	167,881
Sun Life Financial Inc.	3,766,679	153,490
^ Nutrien Ltd.	3,664,001	143,665
Wheaton Precious Metals Corp.	2,874,173	141,016
Constellation Software Inc.	122,798	136,454
Agnico Eagle Mines Ltd.	1,546,265	123,197
Suncor Energy Inc.	9,818,490	119,897
Canadian Natural Resources Ltd.	7,434,234	119,144
^ Fortis Inc. (XTSE)	2,899,126	118,530
Waste Connections Inc. (XTSE)	1,123,044	116,728
National Bank of Canada	2,154,370	107,011
Restaurant Brands International Inc. (XTSE)	1,837,040	105,514
* CGI Inc.	1,469,890	99,770
Barrick Gold Corp. (XLON)	3,561,990	99,370
Intact Financial Corp.	915,384	98,018
Rogers Communications Inc. Class B	2,251,753	89,323
Kirkland Lake Gold Ltd.	1,780,977	86,939
Thomson Reuters Corp.	1,080,072	86,192
Magna International Inc.	1,772,332	81,100
BCE Inc.	1,941,551	80,517
Metro Inc.	1,617,761	77,623
Pembina Pipeline Corp.	3,530,141	74,922
Open Text Corp.	1,718,635	72,641
Dollarama Inc.	1,863,902	71,446
* Kinross Gold Corp.	8,067,699	71,192

	Power Corp. of Canada	3,499,881	68,576
	Emera Inc.	1,574,937	64,698
	Waste Connections Inc. (XNYS)	570,366	59,204
	Loblaw Cos. Ltd.	1,067,478	55,901
^	Algonquin Power & Utilities Corp.	3,808,371	55,314
	Shaw Communications Inc. Class B	2,939,024	53,635
	Fairfax Financial Holdings Ltd.	174,035	51,248
	TELUS Corp.	2,721,948	47,895
^	WSP Global Inc.	720,779	47,332
^	B2Gold Corp.	6,589,236	42,904
1	Hydro One Ltd.	2,021,499	42,842
	Pan American Silver Corp.	1,317,889	42,371
	Ritchie Bros Auctioneers Inc.	703,499	41,722
	Teck Resources Ltd. Class B	2,975,820	41,434
	Canadian Apartment Properties REIT	1,086,769	37,911
	Saputo Inc.	1,499,825	37,621
	CCL Industries Inc. Class B	960,908	37,049
	TMX Group Ltd.	359,322	36,954
	Canadian Tire Corp. Ltd. Class A	364,699	36,734
	Yamana Gold Inc.	6,116,595	34,773
	George Weston Ltd.	463,118	34,053
	Great-West Lifeco Inc.	1,734,388	33,892
^	Northland Power Inc.	1,108,250	33,525
	First Quantum Minerals Ltd.	3,571,605	31,839
	Empire Co. Ltd.	1,084,417	31,477
*	Bausch Health Cos. Inc.	1,992,716	30,978
	FirstService Corp.	233,228	30,778
*	Descartes Systems Group Inc.	538,639	30,683
^	Toromont Industries Ltd.	511,335	30,598
	Quebecor Inc. Class B	1,113,221	27,848
^	Inter Pipeline Ltd.	2,740,455	26,899
*	SSR Mining Inc.	1,396,564	26,063
	Cameco Corp.	2,547,457	25,732
	Cenovus Energy Inc.	6,551,844	25,537
*	Kinaxis Inc.	171,892	25,303
	Parkland Corp.	947,899	25,065
	CAE Inc.	1,706,410	24,964
	Gildan Activewear Inc.	1,257,897	24,789
	iA Financial Corp. Inc.	691,417	24,068
	Element Fleet Management Corp.	2,821,569	23,479
	Lundin Mining Corp.	4,082,273	22,779
	Onex Corp.	506,092	22,577
	TFI International Inc.	531,544	22,227
	Alamos Gold Inc. Class A	2,516,628	22,170
^	AltaGas Ltd.	1,793,156	21,654
	Stantec Inc.	712,880	21,645
	Granite REIT	370,733	21,516
^	RioCan REIT	2,030,002	21,435
	Allied Properties REIT	786,940	21,187
^	Keyera Corp.	1,398,824	21,116
	Boyd Group Services Inc.	136,363	21,063
*,^	Canopy Growth Corp.	1,464,403	20,995
*	Endeavour Mining Corp.	809,671	20,157
	Tourmaline Oil Corp.	1,612,608	19,704
*	Ballard Power Systems Inc.	1,264,880	19,113
	Canadian Utilities Ltd. Class A	794,887	18,960
^	SNC-Lavalin Group Inc.	1,130,363	18,124
*	NovaGold Resources Inc.	1,501,335	17,882

^	Imperial Oil Ltd.	1,436,357	17,195
	Centerra Gold Inc.	1,393,485	16,210
	CI Financial Corp.	1,262,443	16,013
	Finning International Inc.	1,045,607	15,988
	Premium Brands Holdings Corp.	209,250	15,798
^	Choice Properties REIT	1,626,515	15,611
	Gibson Energy Inc.	937,647	15,196
*	Pretium Resources Inc.	1,184,667	15,160
	Innergex Renewable Energy Inc.	826,924	14,942
	West Fraser Timber Co. Ltd.	320,358	14,883
	Capital Power Corp.	673,623	14,868
*	BlackBerry Ltd.	3,200,720	14,687
*	Equinox Gold Corp.	1,248,064	14,575
	Stella-Jones Inc.	429,314	14,541
	Primo Water Corp.	999,802	14,199
	Boralex Inc. Class A	489,176	14,140
	Enghouse Systems Ltd.	257,542	14,075
	Atco Ltd. Class I	481,540	13,919
	BRP Inc.	257,243	13,591
^	First Capital REIT	1,379,907	13,431
	H&R REIT	1,810,974	13,152
*	Ivanhoe Mines Ltd.	3,539,564	12,866
	Colliers International Group Inc.	192,247	12,802
	Osisko Gold Royalties Ltd.	1,056,669	12,499
^	SmartCentres REIT	830,603	12,476
*	Lightspeed POS Inc. (XTSE)	377,989	12,110
	IGM Financial Inc.	520,284	11,929
*,^	First Majestic Silver Corp.	1,239,473	11,785
*	Eldorado Gold Corp.	1,113,910	11,754
	Brookfield Infrastructure Corp. Class A	207,809	11,518
*	IAMGOLD Corp.	2,993,080	11,486
^	Canadian Western Bank	549,712	11,085
*	Air Canada Class A	933,390	10,998
	TransAlta Corp.	1,759,287	10,821
*,^	Canada Goose Holdings Inc.	331,707	10,655
^	Chartwell Retirement Residences	1,373,673	10,420
*	GFL Environmental Inc.	481,645	10,240
^	ARC Resources Ltd.	2,257,496	10,088
^	Superior Plus Corp.	1,114,890	9,847
	Maple Leaf Foods Inc.	478,194	9,750
	Methanex Corp.	397,740	9,699
*	Parex Resources Inc.	887,000	9,346
^	PrairieSky Royalty Ltd.	1,476,856	9,217
	Norbord Inc.	301,714	8,916
	North West Co. Inc.	315,758	8,632
	Linamar Corp.	286,621	8,526
^	TransAlta Renewables Inc.	675,369	8,486
*,^	Aphria Inc.	1,723,413	7,649
*	Torex Gold Resources Inc.	540,703	7,646
*	Shopify Inc. Class A (XNYS)	7,072	7,234
	Cascades Inc.	564,702	7,142
	Winpak Ltd.	196,411	6,704
*	Great Canadian Gaming Corp.	364,036	6,592
^	Genworth MI Canada Inc.	236,183	6,125
*	ATS Automation Tooling Systems Inc.	471,088	6,124
*	OceanaGold Corp.	3,951,249	6,083
	Hudbay Minerals Inc.	1,404,019	5,936
	Cominar REIT	1,073,578	5,918

	Cogeco Communications Inc.	71,560	5,868
	Transcontinental Inc. Class A	472,560	5,834
*,^	Cronos Group Inc.	1,146,443	5,760
	Laurentian Bank of Canada	273,625	5,620
*,^	Home Capital Group Inc. Class B	341,419	5,533
	ECN Capital Corp.	1,442,226	5,481
*	Turquoise Hill Resources Ltd.	6,298,351	5,345
^	Russel Metals Inc.	388,275	5,298
^	Boardwalk REIT	239,694	4,941
*	Celestica Inc.	702,275	4,852
*	Seven Generations Energy Ltd. Class A	1,767,894	4,766
*	Canfor Corp.	408,563	4,599
^	Whitecap Resources Inc.	2,526,959	4,593
	Husky Energy Inc.	1,972,176	4,562
^	NFI Group Inc.	360,624	4,485
	Artis REIT	750,750	4,482
^	Crescent Point Energy Corp.	3,385,462	4,093
^	Mullen Group Ltd.	599,813	4,059
*	MEG Energy Corp.	1,915,318	3,984
	Aecon Group Inc.	370,231	3,804
^	Dream Office REIT	274,551	3,742
	Martinrea International Inc.	520,908	3,728
*,^	Bombardier Inc. Class B	13,726,493	3,402
^	Aurora Cannabis Inc.	682,344	3,177
	Fortis Inc. (XNYS)	77,746	3,177
^	Westshore Terminals Investment Corp.	271,110	3,097
	First National Financial Corp.	109,400	2,630
	Enerplus Corp.	1,398,649	2,563
	Enbridge Inc. (XNYS)	87,527	2,556
^	Vermilion Energy Inc.	983,498	2,297
	Restaurant Brands International Inc. (XNYS)	36,684	2,110
	Northview Apartment REIT	69,573	1,882
*	Lightspeed POS Inc. (XNYS)	32,620	1,044
*	Kelt Exploration Ltd.	105,205	113
*	Stars Group Inc.	3,009	107
			10,235,643
China (0.0%)
	Shougang Fushan Resources Group Ltd.	16,934,481	3,641
	CMBC Capital Holdings Ltd.	102,460,000	1,742
	China Harmony Auto Holding Ltd.	1,964,318	781
*	Inspur International Ltd.	3,034,253	755
*	KuangChi Science Ltd.	6,360,510	422
*	Goodbaby International Holdings Ltd.	2,964,332	374
*	HC Group Inc.	1,696,785	268
*	Honghua Group Ltd.	9,541,067	260
*	Anton Oilfield Services Group	4,739,826	206
*	China Silver Group Ltd.	1,672,349	158
	BOE Varitronix Ltd.	32,084	11
			8,618
Denmark (2.0%)
	Novo Nordisk A/S Class B	10,376,093	718,903
	DSV Panalpina A/S	1,293,988	209,889
	Vestas Wind Systems A/S	1,258,624	203,402
1	Orsted A/S	1,212,094	167,002
*	Genmab A/S	379,339	137,664
	Coloplast A/S Class B	854,381	135,410
	Carlsberg AS Class B	637,936	85,944

	Novozymes A/S	1,309,456	82,302
	Chr Hansen Holding A/S	660,503	73,320
	GN Store Nord A/S	828,869	62,444
	AP Moller - Maersk A/S Class B	37,386	59,103
*	Danske Bank A/S	4,246,392	57,437
	Pandora A/S	578,887	41,760
	AP Moller - Maersk A/S Class A	27,341	40,021
	SimCorp A/S	254,150	33,341
	Royal Unibrew A/S	311,179	32,074
	Ambu A/S Class B	1,070,236	30,137
	Tryg A/S	772,311	24,314
*	Demant A/S	667,186	20,924
*,1	Netcompany Group A/S	210,270	17,439
*	Iss A/S	1,196,844	15,753
	ROCKWOOL International A/S Class B	40,721	15,624
	Ringkjoebing Landbobank A/S	186,959	14,216
*	ALK-Abello A/S	41,688	13,707
	Topdanmark A/S	269,025	13,022
	H Lundbeck A/S	387,089	12,749
*	Bavarian Nordic A/S	374,431	11,576
*	Jyske Bank A/S	369,265	10,376
*	Zealand Pharma A/S	254,739	9,670
*	FLSmidth & Co. A/S	324,555	9,217
	Schouw & Co. A/S	82,430	7,977
*	Dfds A/S	192,466	6,429
*	Nkt A/S	206,962	6,179
1	Scandinavian Tobacco Group A/S	403,886	5,982
*	Sydbank AS	378,028	5,927
*	Alm Brand A/S	393,748	4,502
*	Spar Nord Bank A/S	519,216	3,878
*	Drilling Co. of 1972 A/S	140,764	3,040
	D/S Norden A/S	168,219	2,734
*	Nilfisk Holding A/S	174,656	2,100
			2,407,488
Finland (1.2%)
	Kone Oyj Class B	2,517,393	221,037
*	Nordea Bank Abp (XSTO)	19,089,656	145,057
*	Nokia Oyj (XHEL)	36,036,375	141,042
	Neste Oyj	2,673,179	140,770
	Sampo Oyj Class A	3,247,961	128,629
	UPM-Kymmene Oyj	3,425,025	104,248
	Stora Enso Oyj	3,675,460	57,529
	Fortum Oyj	2,776,842	56,143
	Elisa Oyj	919,982	54,087
	Kesko Oyj Class B	1,729,142	44,552
	Orion Oyj Class B	663,056	30,041
	Huhtamaki Oyj	594,767	29,312
	Metso Outotec Oyj	3,887,308	27,089
*	Kojamo Oyj	1,251,323	26,876
	Wartsila Oyj Abp	3,141,432	24,670
	Nokian Renkaat Oyj	872,427	24,662
	Valmet Oyj	849,349	20,951
	Konecranes Oyj Class A	468,107	14,620
	TietoEVRY Oyj (XHEL)	485,167	13,414
*	Nordea Bank Abp (XHEL)	1,654,210	12,560
	Cargotec Oyj Class B	313,560	10,744
	Neles Oyj	681,581	9,218

	Metsa Board Oyj	1,098,216	9,056
	Kemira Oyj	563,469	7,178
	YIT Oyj	1,056,391	6,368
	Uponor Oyj	348,410	6,088
	Sanoma Oyj	470,396	6,019
*,^	Outokumpu Oyj	1,945,503	5,205
	Ahlstrom-Munksjo Oyj	239,563	5,044
^	Citycon Oyj	475,571	3,745
	TietoEVRY Oyj (XOSL)	125,869	3,540
	Raisio Oyj	718,894	2,592
*	F-Secure Oyj	643,077	2,537
	Oriola Oyj	814,256	1,801
*	Finnair Oyj	3,945,459	1,773
*	Nokia Oyj (XPAR)	73,124	287
			1,398,484
France (7.9%)
	LVMH Moet Hennessy Louis Vuitton SE	1,600,956	749,093
	Sanofi	6,999,600	701,447
^	TOTAL SE	15,585,538	535,250
	Schneider Electric SE	3,379,365	420,054
	Kering SA	476,637	316,176
*	Airbus SE	3,565,235	258,572
*	EssilorLuxottica SA	1,894,500	257,912
*	BNP Paribas SA	6,961,722	251,839
	Danone SA	3,852,659	249,558
	Vinci SA	2,985,794	249,484
	Axa SA	12,361,991	228,797
	Pernod Ricard SA	1,333,834	212,662
	L'Oreal SA Loyalty Shares	633,276	206,088
*	Safran SA	2,068,656	203,530
	Air Liquide SA Loyalty Shares	1,259,450	199,636
	L'Oreal SA	550,417	179,123
	Hermes International	198,075	170,594
	Air Liquide SA	1,073,197	170,113
	Dassault Systemes SE	845,614	157,777
	Vivendi SA	5,143,498	143,653
*	Engie SA	10,648,521	142,303
	Legrand SA	1,715,315	136,624
*	Cie de Saint-Gobain	3,118,205	130,614
	Capgemini SE	1,011,572	129,781
	Orange SA	12,296,482	128,075
	STMicroelectronics NV	4,067,423	124,749
	Cie Generale des Etablissements Michelin SCA	1,125,224	120,791
	L'Oreal Loyalty Line 2021	358,283	116,596
	Teleperformance	373,588	115,179
	Air Liquide SA Loyalty Line 2021	652,591	103,443
*,1	Worldline SA	940,467	77,009
	Edenred	1,578,764	70,881
	Veolia Environnement SA	3,232,167	69,738
*	Societe Generale SA	4,986,167	66,186
*	Credit Agricole SA	7,434,625	64,867
*	Peugeot SA	3,504,050	63,544
*	Ingenico Group SA	400,643	62,073
*	Alstom SA	1,240,165	61,950
*	Eurofins Scientific SE	77,037	61,027
	Carrefour SA	3,734,843	59,680
*	Ubisoft Entertainment SA	600,388	54,112

	Sartorius Stedim Biotech	154,325	53,268
1	Euronext NV	394,342	49,398
*	Atos SE	604,587	48,583
	Thales SA	645,318	48,365
	Valeo SA	1,535,501	47,153
	Bouygues SA	1,364,290	47,145
	Arkema SA	428,451	45,426
	Publicis Groupe SA	1,384,756	44,631
	Suez SA	2,392,215	44,201
	Gecina SA	332,769	43,868
	BioMerieux	273,627	42,831
*	Eiffage SA	491,002	40,073
*	Bureau Veritas SA	1,772,838	39,962
*	Getlink SE	2,917,823	39,526
*	Orpea	314,657	35,751
*	Accor SA	1,172,373	32,815
	Electricite de France SA Loyalty Shares	3,075,517	32,488
*	Renault SA	1,183,767	30,708
	Sodexo SA	404,067	28,804
^	Remy Cointreau SA	156,659	28,595
*	Scor Se	1,006,476	28,022
*,1	Amundi SA	364,804	25,713
*	Rexel SA	1,949,995	24,449
	Rubis SCA	605,049	24,224
	Bollore SA	6,356,150	23,676
	Ipsen SA	221,383	23,142
	Covivio	320,860	22,531
1	La Francaise des Jeux SAEM	559,697	20,533
*	Faurecia SE	471,795	20,337
*	Soitec	133,670	19,248
	TechnipFMC plc	2,946,975	18,782
*,^	Lagardere SCA	740,950	18,309
	Aeroports de Paris	183,167	18,171
	Iliad SA	98,395	18,049
*	Alten SA	182,422	17,282
	SES SA Class A	2,411,064	17,069
^	Klepierre SA	1,200,681	16,807
	Wendel SE	174,809	15,857
*	Eurazeo SE	276,323	14,960
*	Sopra Steria Group	91,739	14,543
*	Spie SA	792,967	14,211
*	Elis SA (XPAR)	1,069,141	13,497
	Gaztransport Et Technigaz SA	141,521	13,496
*	Dassault Aviation SA	14,851	12,528
*	Natixis SA	5,361,980	12,050
*	CNP Assurances	955,114	11,978
	Eutelsat Communications SA	1,181,571	11,508
	Icade	205,372	11,507
	SEB SA (Loyalty Line 1)	70,570	11,480
*	Korian SA	325,048	11,391
*	Nexans SA	187,819	10,851
	SEB SA	63,610	10,348
	Cie Plastic Omnium SA	360,810	9,534
	Imerys SA	249,633	9,279
	Sodexo SA - French Loyalty Line	125,433	8,941
*,^	Casino Guichard Perrachon SA	351,769	8,538
	Societe BIC SA	161,178	8,448
	Nexity SA	273,894	8,329

	Trigano SA	51,806	8,000
*	JCDecaux SA	461,780	7,983
*,1	Neoen SA	139,124	7,487
	SEB SA (Loyalty Line 2021)	41,119	6,689
*	Virbac SA	27,711	6,412
	Ipsos	243,962	6,099
	Albioma SA (XPAR)	98,511	5,123
	Robertet SA	4,470	5,092
*	Fnac Darty SA	112,144	5,026
*	Rothschild & Co.	178,589	5,021
*	Metropole Television SA	409,704	4,891
1	Ald SA	523,384	4,833
*	Elis SA (XLON)	348,824	4,419
*	Interparfums SA	84,124	4,314
*,1	Maisons du Monde SA	287,047	4,312
*,^	Air France-KLM	1,232,316	4,245
*	Television Francaise 1	670,477	4,104
*	Coface SA	575,893	4,028
*,1	Verallia SA	135,803	3,608
	Vicat SA	100,106	3,348
*	Cgg SA	4,567,547	3,046
	Quadient SA	214,287	2,902
1	Elior Group SA	621,242	2,875
	Ffp	33,103	2,810
*	Tarkett SA	208,740	2,803
*	Mersen SA	91,001	2,792
	Electricite de France SA	229,038	2,419
	Vilmorin & Cie SA	39,297	2,297
	Carmila SA	242,372	2,199
	Pharmagest Inter@ctive	22,710	2,183
	Bonduelle SCA	91,884	2,129
^	Mercialys SA	386,124	2,126
*	Lisi	105,411	2,095
	Albioma SA (Loyalty Line)	39,928	2,076
	Sodexo SA - PRIME FIDELITE 2023	28,542	2,035
	Beneteau SA	243,136	1,954
	ALBIOMA SA (Loyalty Line 1)	34,044	1,770
	Derichebourg SA	589,919	1,743
*	Manitou BF SA	82,117	1,584
*,^	Akka Technologies	77,201	1,496
*,^	Eramet SA	55,071	1,390
*,^,1	X-Fab Silicon Foundries SE	362,572	1,252
	Guerbet	33,254	1,064
	Akwel	50,714	1,008
*	DBV Technologies SA	276,426	995
*,^	Vallourec SA	48,183	955
	Boiron SA	18,578	891
	Jacquet Metal Service SA	84,366	821
*	GL Events	81,920	797
*,1	Smcp SA	166,004	749
*	Etablissements Maurel et Prom SA	342,811	593
*,^,1	Europcar Mobility Group	672,837	576
	Union Financiere de France BQE SA	19,376	444
*,§	Bourbon Corp.	38,330	165
			9,405,857
Germany (7.8%)
	SAP SE	7,212,977	1,123,198

	Siemens AG	4,914,229	620,617
	Allianz SE	2,670,437	512,539
*	adidas AG	1,236,524	399,328
	Bayer AG	6,320,754	389,953
	Basf Se	5,884,656	358,355
	Deutsche Telekom AG	20,754,036	345,558
	Deutsche Post AG	6,273,982	284,687
	Daimler AG	5,178,315	279,346
	Vonovia SE	3,639,899	249,527
	Infineon Technologies AG	8,364,317	235,756
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	901,160	229,092
	Deutsche Boerse AG	1,180,019	206,883
*	Volkswagen AG Preference Shares	1,176,403	189,298
	E.On Se	13,919,625	153,429
	Rwe AG	4,051,840	151,740
	Bayerische Motoren Werke AG	2,060,687	149,560
	Merck KGaA	829,602	120,950
	Fresenius SE & Co. KGaA	2,595,214	118,016
	Henkel AG & Co. KGaA Preference Shares	1,121,864	117,333
	Symrise AG Class A	811,255	112,053
	Deutsche Wohnen SE	2,224,419	111,176
*	Deutsche Bank AG	13,153,019	110,873
	Fresenius Medical Care AG & Co. KGaA	1,305,121	110,331
*,1	Delivery Hero SE	910,967	104,524
*,1	Zalando SE	1,032,195	96,438
	Sartorius AG Preference Shares	220,055	90,195
	Continental AG	694,273	75,238
*	Qiagen NV	1,417,549	73,664
	Beiersdorf AG	640,693	72,743
*	Siemens Energy AG Rights	2,453,031	66,150
	LEG Immobilien AG	444,044	63,294
	Brenntag AG	993,368	63,161
	Henkel AG & Co. KGaA	651,713	60,954
	Hannover Rueck SE	386,527	59,839
*	Porsche Automobil Holding SE Preference Shares	983,341	58,501
	HeidelbergCement AG	955,202	58,369
1	Scout24 AG	658,708	57,458
	MTU Aero Engines AG	340,361	56,422
1	Covestro AG	1,096,708	54,386
*	HelloFresh SE	902,015	50,129
	Knorr-Bremse AG	424,567	49,998
*	Puma SE	526,158	47,299
1	Siemens Healthineers AG	899,848	40,393
*,1	TeamViewer AG	784,901	38,711
	KION Group AG	452,901	38,673
	GEA Group AG	1,062,361	37,223
*	Volkswagen AG	206,162	36,034
	Bechtle AG	175,333	35,478
*	Aroundtown SA	6,903,988	34,657
*	Commerzbank AG	6,677,088	32,836
	Evonik Industries AG	1,227,206	31,747
	Lanxess AG	535,968	30,666
	Carl Zeiss Meditec AG	235,245	29,712
*	MorphoSys AG	210,962	26,695
	United Internet AG	693,988	26,540
	Nemetschek SE	346,688	25,340
	Rheinmetall AG	277,627	24,900
	TAG Immobilien AG	812,424	24,498

	Uniper SE	717,477	23,160
*,^	Evotec SE	871,514	22,977
	Fuchs Petrolub SE Preference Shares	450,696	22,916
	Gerresheimer AG	201,623	22,554
	Bayerische Motoren Werke AG Preference Shares	368,486	20,139
*	Dialog Semiconductor plc	436,386	19,020
*	CTS Eventim AG & Co. KGaA	379,278	18,332
	Grand City Properties SA	728,298	17,588
	Rational AG	21,445	16,765
	Freenet AG	828,660	16,741
*,^	Deutsche Lufthansa AG	1,919,011	16,622
*	Hypoport SE	25,727	16,116
	alstria office REIT-AG	1,134,753	15,768
	Aurubis AG	227,242	15,459
	Software AG	312,830	15,427
*	thyssenkrupp AG	3,001,287	15,102
	CompuGroup Medical SE & Co. KgaA	158,731	14,688
*	Hella GmbH & Co. KGaA	287,102	14,466
*,^	ProSiebenSat.1 Media SE	996,043	13,053
*,^	Varta AG	91,023	12,702
*	Fielmann AG	155,151	12,444
*,^	Stroeer SE & Co. KGaA	157,784	12,257
	Cancom Se	236,192	12,200
	Siltronic AG	132,388	11,861
^	Encavis AG	604,162	11,830
*,1	ADO Properties SA	408,653	11,307
*	OSRAM Licht AG	187,512	11,179
	Telefonica Deutschland Holding AG	4,327,398	11,060
	Talanx AG	340,992	11,010
	Metro AG	1,095,741	10,912
	Jungheinrich AG Preference Shares	310,488	10,689
	Hochtief AG	125,293	9,727
	Suedzucker AG	501,315	9,697
*	RTL Group SA	244,817	9,636
	Duerr AG	311,995	9,545
	Hugo Boss AG	379,326	9,482
	Wacker Chemie AG	97,052	9,419
	Stabilus SA	155,520	9,104
*,^	Fraport AG Frankfurt Airport Services Worldwide	227,831	8,970
	Jenoptik AG	329,440	8,833
1	Befesa SA	219,453	8,804
	Pfeiffer Vacuum Technology AG	41,910	8,691
^	K&S AG	1,223,149	8,419
*	Aixtron Se	677,306	8,172
	Fuchs Petrolub Se	209,809	7,867
*	Aareal Bank AG	381,950	7,690
	Patrizia AG	280,762	7,629
*,1	DWS Group GmbH & Co. KGaA	221,273	7,625
*	Zooplus AG	40,208	7,472
*,^	Sixt SE	82,160	7,404
*,1	Rocket Internet SE	332,959	7,291
*,^,1	Shop Apotheke Europe NV	38,051	6,628
	STRATEC SE	45,391	6,595
*	S&T AG	314,860	6,587
	1&1 Drillisch AG	293,591	6,489
	Norma Group SE	206,812	6,409
	Traton SE	321,484	6,373
^	Grenke AG	169,946	6,278

	Hornbach Holding AG & Co. KGaA	53,184	6,204
	Sixt SE Preference Shares	110,864	5,945
	Krones AG	93,429	5,778
*	Nordex SE	443,112	5,723
*	Ceconomy AG	1,163,499	5,718
	KWS Saat SE & Co. KGaA	67,523	5,692
	New Work SE	17,874	5,460
*,1	Deutsche Pfandbriefbank AG	787,602	5,222
*	Deutz AG	777,333	4,508
*	Draegerwerk AG & Co. KGaA Preference Shares	48,862	4,249
*	Salzgitter AG	246,350	4,066
	Dermapharm Holding SE	74,899	4,004
*	Deutsche EuroShop AG	320,228	3,971
	Indus Holding AG	118,565	3,895
	DIC Asset AG	321,705	3,862
	Bilfinger SE	184,396	3,363
*	Wacker Neuson SE	157,322	3,201
	Schaeffler AG Preference Shares	492,847	3,036
*	Kloeckner & Co. SE	465,713	2,969
	BayWa AG	88,778	2,921
*	Washtec AG	67,018	2,906
	Deutsche Beteiligungs AG	71,593	2,602
	Hamburger Hafen und Logistik AG	148,344	2,589
	Hornbach Baumarkt AG	48,127	2,550
*	Takkt AG	204,076	2,545
*	SMA Solar Technology AG	56,422	2,523
	TUI AG (XETR)	619,858	2,334
*	Vossloh AG	55,521	2,195
	CropEnergies AG	122,275	2,122
	Wuestenrot & Wuerttembergische AG	118,815	1,990
*,^	Koenig & Bauer AG	84,954	1,913
*	TLG Immobilien AG	84,973	1,748
*,^	Corestate Capital Holding SA	68,820	1,347
*,^	ElringKlinger AG	170,712	1,318
	Bertrandt AG	29,728	1,126
*,^	SGL Carbon SE	292,491	1,071
			9,268,309
Hong Kong (2.9%)
	AIA Group Ltd.	77,689,877	772,245
	Hong Kong Exchanges & Clearing Ltd.	8,142,178	383,281
	Sun Hung Kai Properties Ltd.	9,118,993	117,512
	Link REIT	13,206,384	108,218
	Techtronic Industries Co. Ltd.	8,019,187	106,621
	CK Hutchison Holdings Ltd.	17,181,936	104,118
	CLP Holdings Ltd.	10,549,455	98,503
	Hong Kong & China Gas Co. Ltd.	66,513,642	96,580
	Galaxy Entertainment Group Ltd.	13,769,041	93,088
	CK Asset Holdings Ltd.	17,258,559	84,804
	Hang Seng Bank Ltd.	4,653,725	68,944
	BOC Hong Kong Holdings Ltd.	23,040,574	61,080
	Sands China Ltd.	15,413,447	59,746
	Jardine Matheson Holdings Ltd.	1,346,908	53,542
	Power Assets Holdings Ltd.	8,809,834	46,435
	MTR Corp. Ltd.	9,185,464	45,587
*	New World Development Co. Ltd.	9,143,453	44,636
1	WH Group Ltd.	54,122,238	44,148
	Wharf Real Estate Investment Co. Ltd.	10,572,422	43,337

	Hang Lung Properties Ltd.	13,058,388	33,280
	Lenovo Group Ltd.	48,116,000	31,813
1	Budweiser Brewing Co. APAC Ltd.	10,868,975	31,790
	Henderson Land Development Co. Ltd.	8,309,045	30,853
	Hongkong Land Holdings Ltd.	7,451,484	27,762
*,1	ESR Cayman Ltd.	8,694,481	27,148
	Xinyi Glass Holdings Ltd.	12,956,622	26,204
	Sino Land Co. Ltd.	21,164,721	24,778
	Want Want China Holdings Ltd.	35,021,109	24,472
	AAC Technologies Holdings Inc.	4,373,213	23,793
	Jardine Strategic Holdings Ltd.	1,168,099	23,160
	Tingyi Cayman Islands Holding Corp.	12,011,728	21,269
	ASM Pacific Technology Ltd.	1,961,719	20,082
	Vitasoy International Holdings Ltd.	5,100,482	19,889
	Minth Group Ltd.	4,468,424	19,512
	Wharf Holdings Ltd.	9,718,861	19,492
	CK Infrastructure Holdings Ltd.	3,968,904	18,625
	Swire Properties Ltd.	6,792,167	17,996
	PCCW Ltd.	26,810,769	16,039
	Sun Art Retail Group Ltd.	14,124,965	15,682
	Swire Pacific Ltd. Class A	3,167,822	15,337
	Bank of East Asia Ltd.	8,168,650	15,080
*	Wynn Macau Ltd.	9,344,005	14,995
	Chow Tai Fook Jewellery Group Ltd.	11,213,973	14,668
	SJM Holdings Ltd.	11,903,928	14,112
*	Prada SpA	3,304,555	13,002
	Man Wah Holdings Ltd.	9,562,315	12,807
	Hang Lung Group Ltd.	5,563,455	12,713
	Microport Scientific Corp.	3,055,904	12,220
	Hysan Development Co. Ltd.	3,945,455	11,866
	NagaCorp Ltd.	9,624,432	11,503
	SITC International Holdings Co. Ltd.	7,594,863	10,522
*,1	JS Global Lifestyle Co. Ltd.	5,772,000	10,434
	Kerry Properties Ltd.	3,791,684	9,752
	HKBN Ltd.	4,987,252	9,518
1	BOC Aviation Ltd.	1,340,807	9,187
	Melco International Development Ltd.	5,056,639	8,911
*,1	Samsonite International SA	8,219,687	8,346
	Dairy Farm International Holdings Ltd.	1,928,631	7,289
	Yue Yuen Industrial Holdings Ltd.	4,496,373	7,287
	Fortune REIT	8,571,044	7,216
	NWS Holdings Ltd.	9,043,035	6,907
	United Energy Group Ltd.	47,869,171	6,817
	Uni-President China Holdings Ltd.	7,368,968	6,758
	Kerry Logistics Network Ltd.	3,715,362	6,732
	Lee & Man Paper Manufacturing Ltd.	9,148,000	6,656
	VTech Holdings Ltd.	1,033,125	6,444
	IGG Inc.	5,444,937	6,255
	Champion REIT	12,486,568	6,213
*	Shangri-La Asia Ltd.	7,198,920	5,903
	MGM China Holdings Ltd.	4,702,183	5,860
	Vinda International Holdings Ltd.	1,653,000	5,446
*,^,1	Razer Inc.	23,633,723	5,375
	Swire Pacific Ltd. Class B	6,353,818	5,294
	Luk Fook Holdings International Ltd.	2,142,780	5,195
*	L'Occitane International SA	2,914,414	5,100
	Johnson Electric Holdings Ltd.	2,262,975	4,931
^	Huabao International Holdings Ltd.	5,332,030	4,846

*,^	Hong Kong Television Network Ltd.	3,398,385	4,833
	Cafe de Coral Holdings Ltd.	2,168,109	4,580
*	Cathay Pacific Airways Ltd.	6,354,442	4,401
	Pacific Basin Shipping Ltd.	27,146,148	4,182
	First Pacific Co. Ltd.	15,071,867	4,097
	K Wah International Holdings Ltd.	8,129,451	3,930
	Haitong International Securities Group Ltd.	16,114,461	3,881
*	Glory Sun Financial Group Ltd.	82,588,000	3,743
*,^	MMG Ltd.	14,829,883	3,735
	Shun Tak Holdings Ltd.	11,573,451	3,729
	Nexteer Automotive Group Ltd.	5,185,943	3,633
*,1	AsiaInfo Technologies Ltd.	2,301,600	3,623
*	Pou Sheng International Holdings Ltd.	13,881,071	3,529
	United Laboratories International Holdings Ltd.	3,117,654	3,224
	SUNeVision Holdings Ltd.	3,869,000	3,172
*	Leyou Technologies Holdings Ltd.	7,400,000	3,114
	Sunlight REIT	6,857,365	3,086
	CITIC Telecom International Holdings Ltd.	9,240,595	2,956
	Towngas China Co. Ltd.	6,986,958	2,892
	VSTECS Holdings Ltd.	4,188,000	2,789
	Shui On Land Ltd.	21,597,514	2,745
*,^	FIH Mobile Ltd.	18,892,100	2,700
	Stella International Holdings Ltd.	2,747,000	2,699
	Value Partners Group Ltd.	6,114,807	2,624
*,^,1	FIT Hon Teng Ltd.	6,606,814	2,592
	Asia Cement China Holdings Corp.	2,792,500	2,475
*	Lifestyle International Holdings Ltd.	2,888,383	2,366
*	China Travel International Investment Hong Kong Ltd.	16,502,841	2,336
	Dah Sing Financial Holdings Ltd.	923,124	2,228
*,^	Cosmopolitan International Holdings Ltd.	10,874,000	2,190
	Prosperity REIT	7,380,063	2,182
	Dah Sing Banking Group Ltd.	2,440,692	2,122
	Guotai Junan International Holdings Ltd.	15,806,667	2,118
^,1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,714,009	2,113
^	Canvest Environmental Protection Group Co. Ltd.	4,505,821	1,941
	Road King Infrastructure Ltd.	1,612,105	1,927
	Far East Consortium International Ltd.	6,614,763	1,861
*,^,§	Town Health International Medical Group Ltd.	20,414,000	1,811
*,^,1	Frontage Holdings Corp.	3,938,000	1,773
	Dynam Japan Holdings Co. Ltd.	1,677,081	1,764
*	C-Mer Eye Care Holdings Ltd.	2,398,000	1,761
	Chinese Estates Holdings Ltd.	3,197,553	1,760
*,1	VPower Group International Holdings Ltd.	4,745,000	1,745
^	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,536,000	1,659
	Television Broadcasts Ltd.	1,828,399	1,594
	Chow Sang Sang Holdings International Ltd.	1,433,542	1,543
	Pacific Textiles Holdings Ltd.	3,165,430	1,477
*,^	Apollo Future Mobility Group Ltd.	26,845,041	1,477
*,^	Suncity Group Holdings Ltd.	13,840,000	1,418
	SmarTone Telecommunications Holdings Ltd.	2,628,348	1,399
	Sun Hung Kai & Co. Ltd.	3,568,891	1,397
	Texhong Textile Group Ltd.	1,872,000	1,346
*,§	Convoy Global Holdings Ltd.	62,200,399	1,340
	Giordano International Ltd.	7,623,213	1,336
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,216,533	1,268
*	Macau Legend Development Ltd.	9,228,847	1,255
*	Truly International Holdings Ltd.	10,491,276	1,204
1	IMAX China Holding Inc.	725,210	1,180

*,^	SA Sa International Holdings Ltd.	6,762,431	1,180
*	Esprit Holdings Ltd.	11,364,990	1,120
^	Lee's Pharmaceutical Holdings Ltd.	1,502,214	970
1	Crystal International Group Ltd.	3,398,288	894
1	Impro Precision Industries Ltd.	2,802,000	770
*	Pacific Century Premium Developments Ltd.	2,895,563	764
*,^	Digital Domain Holdings Ltd.	122,152,403	762
	Texwinca Holdings Ltd.	4,527,015	636
*	G-Resources Group Ltd.	111,067,837	633
*	GCL New Energy Holdings Ltd.	37,854,541	584
*	CITIC Resources Holdings Ltd.	15,512,000	523
*	New World Department Store China Ltd.	3,151,539	498
*,^	NewOcean Energy Holdings Ltd.	5,288,518	473
*	Glory Sun Land Group Ltd.	7,725,000	411
*	Emperor Capital Group Ltd.	23,460,249	409
*,^	Lifestyle China Group Ltd.	2,624,750	402
*	Landing International Development Ltd.	12,156,000	373
1	Regina Miracle International Holdings Ltd.	1,323,700	355
	Singamas Container Holdings Ltd.	8,736,229	351
*	China LNG Group Ltd.	10,999,799	349
*,§	Camsing International Holding Ltd.	2,274,000	340
	Henderson Investment Ltd.	5,895,837	279
*,§	Brightoil Petroleum Holdings Ltd.	10,098,301	261
	Shenwan Hongyuan HK Ltd.	1,978,758	231
*	Emperor Watch & Jewellery Ltd.	15,217,004	222
*,§	Agritrade Resources Ltd.	14,695,000	157
*,§	China Baoli Technologies Holdings Ltd.	10,554,643	135
	EVA Precision Industrial Holdings Ltd.	1,947,277	118
*	Parkson Retail Group Ltd.	3,580,623	94
	NOVA Group Holdings Ltd. Class A	2,145,000	38
			3,401,748
Ireland (0.2%)
	Kerry Group plc Class A	988,103	126,563
*	Kingspan Group plc	968,447	88,135
	CRH plc (XDUB)	751,069	27,235
	Glanbia plc (XDUB)	1,267,657	13,089
*	Bank of Ireland Group plc	5,847,495	10,841
*	AIB Group plc	5,061,167	5,192
	Hibernia REIT plc	4,400,563	5,140
	C&C Group plc (XDUB)	1,900,382	4,806
*	Irish Continental Group plc	1,045,486	3,808
*	Cairn Homes plc (XLON)	4,113,162	3,749
*	Dalata Hotel Group plc	1,214,142	3,520
*	Cairn Homes plc (XDUB)	374,247	347
*	Flutter Entertainment plc (XDUB)	1,478	235
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			292,660
Israel (0.4%)
*	Nice Ltd.	401,160	90,953
*	Teva Pharmaceutical Industries Ltd.	6,230,022	56,351
	Bank Leumi Le-Israel BM	9,286,187	40,881
	Bank Hapoalim BM	6,979,224	37,290
	Israel Discount Bank Ltd. Class A	7,504,249	20,244
	Elbit Systems Ltd.	156,683	19,019
	ICL Group Ltd.	4,456,071	15,746
*	Bezeq The Israeli Telecommunication Corp. Ltd.	13,149,310	15,238
	Mizrahi Tefahot Bank Ltd.	839,771	14,896

* Tower Semiconductor Ltd.	682,253	12,668
Azrieli Group Ltd.	233,694	10,433
* Nova Measuring Instruments Ltd.	180,774	9,494
Mivne Real Estate KD Ltd.	4,345,547	8,097
Strauss Group Ltd.	265,691	7,627
First International Bank Of Israel Ltd.	330,815	6,866
Alony Hetz Properties & Investments Ltd.	689,484	6,776
* Enlight Renewable Energy Ltd.	3,187,501	5,677
* Shikun & Binui Ltd.	1,249,224	5,602
Shufersal Ltd.	711,890	5,566
Paz Oil Co. Ltd.	65,728	5,157
Sapiens International Corp. NV	164,914	5,140
Electra Ltd.	11,362	5,124
* Shapir Engineering and Industry Ltd.	712,311	4,768
Matrix IT Ltd.	199,720	4,696
AudioCodes Ltd.	145,328	4,608
* Energix-Renewable Energies Ltd.	1,158,041	4,605
* Airport City Ltd.	439,764	4,592
* Harel Insurance Investments & Financial Services Ltd.	727,682	4,552
Maytronics Ltd.	276,774	4,256
Reit 1 Ltd.	1,155,468	4,248
Formula Systems 1985 Ltd.	49,594	4,200
Amot Investments Ltd.	882,186	4,032
Hilan Ltd.	87,200	3,809
* Phoenix Holdings Ltd.	772,126	3,583
Melisron Ltd.	110,622	3,569
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	49,231	3,387
Danel Adir Yeoshua Ltd.	28,854	3,338
Isracard Ltd.	1,186,514	2,942
Mega Or Holdings Ltd.	121,300	2,930
* Clal Insurance Enterprises Holdings Ltd.	307,888	2,902
* Israel Corp. Ltd.	24,253	2,592
FIBI Holdings Ltd.	111,664	2,549
* AFI Properties Ltd.	102,703	2,491
* Partner Communications Co. Ltd.	625,069	2,444
Bayside Land Corp.	4,074	2,354
Kenon Holdings Ltd.	103,829	2,348
* Cellcom Israel Ltd. (Registered)	518,250	2,114
* Big Shopping Centers Ltd.	26,422	1,964
* Allot Ltd.	209,892	1,903
Sella Capital Real Estate Ltd.	1,225,601	1,888
* Equital Ltd.	104,060	1,874
* Menora Mivtachim Holdings Ltd.	148,621	1,806
Gazit-Globe Ltd.	432,694	1,748
* Fattal Holdings 1998 Ltd.	30,653	1,715
Oil Refineries Ltd.	9,323,608	1,661
* Kamada Ltd.	191,190	1,634
Delek Automotive Systems Ltd.	329,995	1,621
* Migdal Insurance & Financial Holdings Ltd.	1,919,311	1,249
* IDI Insurance Co. Ltd.	44,712	1,098
* Brack Capital Properties NV	14,031	1,041
* Gilat Satellite Networks Ltd.	174,451	982
Delta Galil Industries Ltd.	56,125	904
* Teva Pharmaceutical Industries Ltd. ADR	93,286	841
* Delek Group Ltd.	42,096	813
* Naphtha Israel Petroleum Corp. Ltd.	201,360	766
		518,262

Italy (2.0%)
	Enel SPA	49,965,843	433,502
*	Intesa Sanpaolo SPA (Registered)	99,779,271	187,728
	Ferrari NV	780,785	143,290
	Eni SPA	15,670,027	122,479
	Assicurazioni Generali SPA	8,124,746	114,514
*	UniCredit SPA	13,751,871	113,622
*	Fiat Chrysler Automobiles NV	7,082,604	86,939
	Snam SPA	14,067,835	72,348
	Terna Rete Elettrica Nazionale SPA	8,949,213	62,616
*	FinecoBank Banca Fineco SPA	3,918,828	53,977
*	Moncler SPA	1,236,944	50,618
*	Atlantia SPA	3,158,580	49,468
*	CNH Industrial NV	6,319,386	48,877
	Prysmian SPA	1,535,754	44,580
	Davide Campari-Milano NV	3,585,454	39,133
	Mediobanca Banca di Credito Finanziario SPA	4,942,999	38,733
*,1	Nexi SPA	1,860,780	37,294
	Exor NV	668,017	36,262
	Recordati Industria Chimica e Farmaceutica SPA	622,101	31,867
	DiaSorin SPA	144,633	29,099
*	Amplifon SPA	783,013	28,001
	Telecom Italia SPA (Registered)	67,575,472	27,085
1	Poste Italiane SPA	2,929,935	25,965
1	Infrastrutture Wireless Italiane SPA	2,074,923	22,891
	Italgas SPA	3,168,207	19,982
	Interpump Group SPA	514,415	19,077
	Reply SPA	144,695	16,677
	Hera SPA	4,496,248	16,579
*	Banco BPM SPA	9,480,258	16,036
	Telecom Italia SPA (Bearer)	39,450,464	15,929
	Leonardo SPA	2,554,231	14,918
	Tenaris SA	2,986,241	14,878
	A2A SpA	9,886,591	14,360
	Azimut Holding SPA	783,217	14,143
*	De' Longhi SPA	411,939	14,085
*	Unipol Gruppo SPA	3,079,150	13,456
	Banca Mediolanum SPA	1,640,108	11,809
*,1	Pirelli & C SPA	2,548,585	10,920
*	Banca Generali SPA	357,191	10,863
	Buzzi Unicem SPA	464,373	10,789
*,^	IMA Industria Macchine Automatiche SPA	134,527	10,611
	Iren SPA	4,052,157	10,420
*	Freni Brembo SPA	936,779	9,368
	Erg SpA	349,849	8,799
*	Cerved Group SPA	1,210,816	8,665
	UnipolSai Assicurazioni SPA	3,172,000	8,271
*	Astm SpA	390,270	8,165
*,1	Technogym SPA	783,473	6,701
1	Anima Holding SPA	1,681,401	6,592
*	Brunello Cucinelli SPA	213,898	6,522
*	Salvatore Ferragamo SPA	427,720	6,295
1	Enav SPA	1,636,138	6,212
^	Saipem SPA	3,562,553	6,128
*	Banca Popolare di Sondrio SCPA	2,812,652	5,895
	Acea SpA	279,484	5,878
*,^	BPER Banca	2,365,970	5,511
1	Carel Industries SPA	255,700	5,404

*,1	Banca Farmafactoring SPA	933,095	5,248
*	Societa Cattolica di Assicurazioni SC	974,288	5,186
	Falck Renewables SPA	745,579	4,705
	Tamburi Investment Partners SPA	659,954	4,372
1	RAI Way SPA	594,307	3,773
*,1	doValue SPA	378,678	3,756
*,^	Mediaset SPA	1,948,044	3,736
*	Autogrill SPA	793,227	3,582
*	Marr SpA	207,406	3,333
	Italmobiliare SPA	91,544	3,164
	Buzzi Unicem SPA Saving Shares	240,132	3,152
*,^	Juventus Football Club SPA	3,061,424	3,048
	Zignago Vetro SPA	191,284	2,994
	Piaggio & C SPA	1,044,916	2,823
*,^	Banca Monte dei Paschi di Siena SPA	1,662,599	2,705
	Danieli & C Officine Meccaniche SPA Saving Shares	235,975	2,637
*	CIR SpA-Compagnie Industriali	5,608,088	2,572
*	Credito Emiliano SPA	493,115	2,306
*,^	Fincantieri SPA	3,023,785	1,948
	Cementir Holding NV	279,567	1,935
*	Saras SPA	3,652,320	1,908
*,^	Tod's SPA	63,372	1,846
*,^	Maire Tecnimont SPA	1,023,867	1,781
^	Datalogic SPA	125,150	1,745
^	Webuild SPA	1,390,794	1,629
^	Danieli & C Officine Meccaniche SPA	91,061	1,561
*	Banca IFIS SPA	160,966	1,552
*	Biesse SPA	90,441	1,538
	Immobiliare Grande Distribuzione SIIQ SPA	422,008	1,468
*	Arnoldo Mondadori Editore SPA	790,471	1,049
	DeA Capital SPA	540,849	737
*	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	441
			2,345,056
Japan (23.0%)
	Toyota Motor Corp.	15,804,572	1,048,950
	Sony Corp.	7,840,684	600,926
^	SoftBank Group Corp.	9,466,566	585,740
	Keyence Corp.	1,157,374	541,048
	Nintendo Co. Ltd.	685,065	388,220
	Daiichi Sankyo Co. Ltd.	12,252,099	376,112
	Shin-Etsu Chemical Co. Ltd.	2,552,792	334,044
	Recruit Holdings Co. Ltd.	8,115,388	322,306
	Mitsubishi UFJ Financial Group Inc.	80,153,814	319,884
	Takeda Pharmaceutical Co. Ltd.	8,841,731	316,029
	Daikin Industries Ltd.	1,702,723	314,620
	Nidec Corp.	2,977,422	279,217
	KDDI Corp.	10,911,758	274,448
	NTT DOCOMO Inc.	7,265,801	266,990
	Hoya Corp.	2,329,076	262,991
	Honda Motor Co. Ltd.	10,982,519	260,805
	Tokyo Electron Ltd.	948,857	247,893
	Murata Manufacturing Co. Ltd.	3,660,020	238,001
	FANUC Corp.	1,233,935	236,811
	Sumitomo Mitsui Financial Group Inc.	8,328,886	232,882
	Kao Corp.	3,017,482	226,525
	ITOCHU Corp.	8,717,634	223,222
	Fast Retailing Co. Ltd.	329,878	207,302

SMC Corp.	368,465	205,543
Mizuho Financial Group Inc.	16,312,521	203,608
Hitachi Ltd.	5,944,069	201,263
SoftBank Corp.	17,718,089	197,988
Chugai Pharmaceutical Co. Ltd.	4,175,609	187,382
Mitsubishi Corp.	7,680,267	183,830
Tokio Marine Holdings Inc.	4,175,462	182,696
Mitsui & Co. Ltd.	10,606,667	182,252
Astellas Pharma Inc.	11,954,853	178,206
Mitsubishi Electric Corp.	12,684,284	172,116
Oriental Land Co. Ltd.	1,203,510	168,787
Terumo Corp.	4,206,614	167,485
M3 Inc.	2,706,929	167,441
Central Japan Railway Co.	1,162,683	166,659
Fujitsu Ltd.	1,215,007	165,991
Nippon Telegraph & Telephone Corp.	7,969,042	162,701
Eisai Co. Ltd.	1,697,720	155,057
Seven & i Holdings Co. Ltd.	4,947,614	153,723
Shiseido Co. Ltd.	2,493,981	144,376
East Japan Railway Co.	2,321,829	142,790
Olympus Corp.	6,780,588	141,007
Japan Tobacco Inc.	7,605,931	138,761
Komatsu Ltd.	5,877,958	129,098
Denso Corp.	2,923,189	128,128
Kubota Corp.	7,063,302	126,555
Suzuki Motor Corp.	2,905,084	124,448
Aeon Co. Ltd.	4,509,133	121,300
Bridgestone Corp.	3,706,413	117,157
Panasonic Corp.	13,702,154	116,716
Sysmex Corp.	1,215,593	116,310
Otsuka Holdings Co. Ltd.	2,691,615	114,031
Secom Co. Ltd.	1,244,284	113,871
Kyocera Corp.	1,975,464	113,108
FUJIFILM Holdings Corp.	2,266,818	111,736
Z Holdings Corp.	16,709,198	111,608
Unicharm Corp.	2,494,775	111,575
Mitsubishi Estate Co. Ltd.	7,313,614	110,784
Canon Inc.	6,391,722	106,017
Daiwa House Industry Co. Ltd.	4,122,715	105,737
Mitsui Fudosan Co. Ltd.	5,952,513	103,584
Nippon Paint Holdings Co. Ltd.	990,212	101,939
ORIX Corp.	8,019,445	100,165
Nitori Holdings Co. Ltd.	478,172	99,198
Shimano Inc.	501,379	98,970
NEC Corp.	1,686,028	98,622
Dai-ichi Life Holdings Inc.	6,933,372	97,832
Japan Exchange Group Inc.	3,445,870	96,582
Shionogi & Co. Ltd.	1,756,972	94,041
Asahi Group Holdings Ltd.	2,695,010	93,928
Omron Corp.	1,192,695	93,252
Kirin Holdings Co. Ltd.	4,908,604	92,196
Bandai Namco Holdings Inc.	1,251,770	91,717
Nomura Holdings Inc.	19,376,730	88,550
Sumitomo Corp.	7,197,789	86,766
Ono Pharmaceutical Co. Ltd.	2,750,798	86,523
TDK Corp.	769,690	84,045
MS&AD Insurance Group Holdings Inc.	3,081,842	83,035
Pan Pacific International Holdings Corp.	3,273,466	76,233

Subaru Corp.	3,919,131	76,082
Obic Co. Ltd.	429,455	75,525
Sumitomo Realty & Development Co. Ltd.	2,534,475	75,028
Makita Corp.	1,565,411	74,919
Sompo Holdings Inc.	2,168,597	74,867
Toshiba Corp.	2,842,872	72,520
SG Holdings Co. Ltd.	1,359,325	70,731
Asahi Kasei Corp.	7,953,924	69,387
ENEOS Holdings Inc.	19,250,109	68,682
MEIJI Holdings Co. Ltd.	860,713	65,746
Nexon Co. Ltd.	2,617,121	65,281
Sekisui House Ltd.	3,683,806	65,280
Toyota Industries Corp.	1,028,166	65,105
^ Kikkoman Corp.	1,171,833	65,006
Yaskawa Electric Corp.	1,657,572	64,849
Ajinomoto Co. Inc.	3,136,745	64,288
Daifuku Co. Ltd.	620,296	62,611
Sumitomo Mitsui Trust Holdings Inc.	2,350,579	62,534
Advantest Corp.	1,277,987	62,162
Tokyo Gas Co. Ltd.	2,718,459	62,037
Nitto Denko Corp.	939,844	61,230
Japan Post Holdings Co. Ltd.	8,533,557	58,191
West Japan Railway Co.	1,164,865	57,554
Yamato Holdings Co. Ltd.	2,166,878	57,081
Marubeni Corp.	10,051,877	57,069
Rakuten Inc.	5,103,328	55,029
Chubu Electric Power Co. Inc.	4,498,894	54,722
Sumitomo Electric Industries Ltd.	4,827,081	54,340
Shimadzu Corp.	1,724,524	52,488
NTT Data Corp.	4,047,581	51,798
MISUMI Group Inc.	1,789,579	50,174
MINEBEA MITSUMI Inc.	2,633,716	50,168
^ Odakyu Electric Railway Co. Ltd.	1,977,156	49,701
* Nippon Steel Corp.	5,246,538	49,530
Osaka Gas Co. Ltd.	2,538,464	49,422
Kintetsu Group Holdings Co. Ltd.	1,153,228	49,216
Nomura Research Institute Ltd.	1,665,022	49,026
Yamaha Corp.	1,001,290	48,023
Resona Holdings Inc.	13,916,021	47,410
Nihon M&A Center Inc.	827,488	47,340
Mitsubishi Chemical Holdings Corp.	8,185,194	47,248
Sumitomo Metal Mining Co. Ltd.	1,523,380	47,247
Santen Pharmaceutical Co. Ltd.	2,280,393	46,625
Nissan Chemical Corp.	866,597	46,198
Keio Corp.	737,786	45,673
Trend Micro Inc.	745,787	45,447
Kyowa Kirin Co. Ltd.	1,594,474	45,374
Kansai Electric Power Co. Inc.	4,679,654	45,355
Hankyu Hanshin Holdings Inc.	1,404,398	45,150
Toray Industries Inc.	9,764,863	44,674
* Nissan Motor Co. Ltd.	12,397,508	43,845
Yakult Honsha Co. Ltd.	786,651	43,679
Disco Corp.	178,488	43,641
Taisei Corp.	1,285,471	43,509
TOTO Ltd.	924,046	42,579
Nissin Foods Holdings Co. Ltd.	443,455	41,662
Dentsu Group Inc.	1,406,278	41,508
Hamamatsu Photonics KK	819,616	41,421

Rohm Co. Ltd.	529,906	40,967
Tokyu Corp.	3,150,358	40,886
Mitsubishi Heavy Industries Ltd.	1,842,094	40,785
Tobu Railway Co. Ltd.	1,308,102	40,423
Daiwa Securities Group Inc.	9,588,725	40,329
Toyota Tsusho Corp.	1,428,384	40,175
Lasertec Corp.	486,398	39,981
Obayashi Corp.	4,325,659	39,490
CyberAgent Inc.	617,974	38,161
Kobayashi Pharmaceutical Co. Ltd.	393,024	37,976
Asahi Intecc Co. Ltd.	1,202,566	37,795
SBI Holdings Inc.	1,449,780	37,567
Koito Manufacturing Co. Ltd.	732,914	37,397
MonotaRO Co. Ltd.	750,789	37,292
Daito Trust Construction Co. Ltd.	414,939	36,782
Dai Nippon Printing Co. Ltd.	1,765,446	35,785
Aisin Seiki Co. Ltd.	1,108,473	35,465
Sekisui Chemical Co. Ltd.	2,205,025	35,270
Kajima Corp.	2,898,187	34,918
AGC Inc.	1,185,979	34,855
T&D Holdings Inc.	3,501,151	34,515
Nagoya Railroad Co. Ltd.	1,248,826	34,236
LIXIL Group Corp.	1,685,373	34,065
Hikari Tsushin Inc.	142,726	34,053
* Renesas Electronics Corp.	4,605,515	33,803
Otsuka Corp.	658,422	33,646
^ Takeda Pharmaceutical Co. Ltd. ADR	1,875,045	33,451
Lion Corp.	1,616,987	33,195
Tsuruha Holdings Inc.	233,980	33,171
Square Enix Holdings Co. Ltd.	495,779	32,811
Capcom Co. Ltd.	581,188	32,435
TIS Inc.	1,518,824	32,260
Idemitsu Kosan Co. Ltd.	1,500,293	32,032
Sumitomo Chemical Co. Ltd.	9,669,070	32,004
Azbil Corp.	843,004	31,587
Inpex Corp.	5,849,357	31,389
Pigeon Corp.	694,677	31,039
Kansai Paint Co. Ltd.	1,240,789	30,840
Miura Co. Ltd.	627,782	30,792
Toyo Suisan Kaisha Ltd.	576,618	30,449
Suntory Beverage & Food Ltd.	808,058	30,345
Tohoku Electric Power Co. Inc.	3,023,018	30,297
Toho Co. Ltd.	726,114	29,937
^ Ricoh Co. Ltd.	4,384,943	29,599
Tosoh Corp.	1,783,537	28,958
Isuzu Motors Ltd.	3,287,191	28,749
NH Foods Ltd.	635,121	28,389
Welcia Holdings Co. Ltd.	645,340	28,366
Toho Gas Co. Ltd.	570,432	28,225
* Tokyo Electric Power Co. Holdings Inc.	10,071,394	27,698
Hirose Electric Co. Ltd.	214,321	27,691
JSR Corp.	1,161,006	27,595
GMO Payment Gateway Inc.	255,075	27,324
Mitsui Chemicals Inc.	1,125,977	27,215
Nabtesco Corp.	749,560	27,214
Nippon Shinyaku Co. Ltd.	328,261	27,027
^ Kyushu Electric Power Co. Inc.	2,966,576	26,916
Hoshizaki Corp.	336,131	26,822

Stanley Electric Co. Ltd.	928,120	26,748
Nippon Express Co. Ltd.	455,437	26,576
Shimizu Corp.	3,526,713	26,550
* PeptiDream Inc.	560,091	26,284
Nisshin Seifun Group Inc.	1,651,137	26,205
Yamaha Motor Co. Ltd.	1,792,018	26,039
Konami Holdings Corp.	601,247	26,009
Keihan Holdings Co. Ltd.	625,214	25,960
Oji Holdings Corp.	5,642,599	25,928
Ito En Ltd.	363,431	25,919
Toppan Printing Co. Ltd.	1,823,348	25,773
Fuji Electric Co. Ltd.	803,372	25,467
Marui Group Co. Ltd.	1,323,845	25,404
Keisei Electric Railway Co. Ltd.	895,251	25,285
Ryohin Keikaku Co. Ltd.	1,516,055	25,191
^ Taiyo Yuden Co. Ltd.	793,800	25,003
Concordia Financial Group Ltd.	7,133,706	24,812
Keikyu Corp.	1,602,774	24,669
^ Hitachi Construction Machinery Co. Ltd.	680,364	24,655
Yokogawa Electric Corp.	1,551,550	24,641
Alfresa Holdings Corp.	1,121,329	24,560
USS Co. Ltd.	1,358,653	24,311
^ Chugoku Electric Power Co. Inc.	1,935,559	24,200
NET One Systems Co. Ltd.	532,358	24,188
Brother Industries Ltd.	1,520,228	24,183
NGK Insulators Ltd.	1,666,910	23,801
Ibiden Co. Ltd.	693,243	23,624
Itochu Techno-Solutions Corp.	619,252	23,492
Kurita Water Industries Ltd.	703,575	23,266
Yamada Denki Co. Ltd.	4,656,487	23,222
* JFE Holdings Inc.	3,293,228	23,058
Hisamitsu Pharmaceutical Co. Inc.	450,622	23,038
Rinnai Corp.	234,611	22,884
Haseko Corp.	1,722,508	22,689
Kose Corp.	184,090	22,540
Oracle Corp. Japan	207,535	22,409
Bank of Kyoto Ltd.	463,411	22,406
^ Casio Computer Co. Ltd.	1,365,226	22,106
Shizuoka Bank Ltd.	3,196,151	22,073
Kakaku.com Inc.	830,395	21,892
Hulic Co. Ltd.	2,326,746	21,832
NGK Spark Plug Co. Ltd.	1,247,458	21,781
Chiba Bank Ltd.	3,934,195	21,708
^ Tokyo Century Corp.	398,256	21,707
NSK Ltd.	2,826,185	21,633
^ Kyushu Railway Co.	1,009,053	21,574
Kuraray Co. Ltd.	2,221,737	21,557
Mazda Motor Corp.	3,672,338	21,541
Mitsubishi Gas Chemical Co. Inc.	1,153,465	21,458
SUMCO Corp.	1,488,025	20,995
Rohto Pharmaceutical Co. Ltd.	624,183	20,524
Sohgo Security Services Co. Ltd.	430,209	20,493
Japan Post Bank Co. Ltd.	2,621,193	20,445
^ Seiko Epson Corp.	1,752,154	20,150
COMSYS Holdings Corp.	720,259	20,098
^ Anritsu Corp.	878,807	20,026
Hakuhodo DY Holdings Inc.	1,529,768	19,782
Cosmos Pharmaceutical Corp.	112,906	19,676

Hitachi Metals Ltd.	1,263,129	19,478
Taiheiyo Cement Corp.	754,512	19,265
MediPal Holdings Corp.	935,754	18,764
Japan Post Insurance Co. Ltd.	1,183,798	18,639
Amada Co. Ltd.	1,985,467	18,574
THK Co. Ltd.	733,681	18,463
Iida Group Holdings Co. Ltd.	907,343	18,364
Koei Tecmo Holdings Co. Ltd.	378,103	18,241
Teijin Ltd.	1,175,619	18,232
Suzuken Co. Ltd.	476,457	18,174
Nichirei Corp.	685,387	18,125
Goldwin Inc.	227,574	18,090
Taisho Pharmaceutical Holdings Co. Ltd.	273,399	18,005
Matsumotokiyoshi Holdings Co. Ltd.	490,276	17,876
Nippon Yusen KK	1,029,254	17,859
Kagome Co. Ltd.	505,470	17,670
^ Skylark Holdings Co. Ltd.	1,234,400	17,637
Persol Holdings Co. Ltd.	1,076,150	17,578
Fukuoka Financial Group Inc.	1,044,455	17,555
ZOZO Inc.	627,342	17,506
Sojitz Corp.	7,650,865	17,363
* LINE Corp.	338,241	17,217
Alps Alpine Co. Ltd.	1,270,339	17,124
Kyowa Exeo Corp.	654,651	17,095
Open House Co. Ltd.	471,114	17,068
NOF Corp.	432,656	17,051
Showa Denko KK	923,807	16,956
Sumitomo Heavy Industries Ltd.	727,785	16,933
Tokyu Fudosan Holdings Corp.	3,917,817	16,924
Denka Co. Ltd.	552,358	16,819
* ANA Holdings Inc.	721,731	16,694
House Foods Group Inc.	467,728	16,625
Ebara Corp.	611,216	16,574
Sushiro Global Holdings Ltd.	650,396	16,542
Electric Power Development Co. Ltd.	1,066,105	16,444
Sugi Holdings Co. Ltd.	228,799	16,177
Relo Group Inc.	669,213	16,075
Calbee Inc.	484,206	15,949
Sundrug Co. Ltd.	421,070	15,872
Mitsubishi Materials Corp.	799,711	15,760
Tokyo Tatemono Co. Ltd.	1,281,297	15,743
Nihon Kohden Corp.	476,596	15,676
Nankai Electric Railway Co. Ltd.	698,827	15,510
^ FamilyMart Co. Ltd.	687,700	15,497
Air Water Inc.	1,142,921	15,458
Sega Sammy Holdings Inc.	1,263,333	15,397
Justsystems Corp.	217,062	15,375
Asics Corp.	1,091,104	15,255
SCSK Corp.	269,267	15,065
Coca-Cola Bottlers Japan Holdings Inc.	888,548	14,874
Lawson Inc.	308,694	14,719
Ezaki Glico Co. Ltd.	329,043	14,714
Nifco Inc.	538,603	14,713
Mebuki Financial Group Inc.	6,470,162	14,682
SHO-BOND Holdings Co. Ltd.	293,404	14,641
K's Holdings Corp.	1,080,782	14,632
^ Zensho Holdings Co. Ltd.	617,781	14,580
Shinsei Bank Ltd.	1,173,168	14,485

TechnoPro Holdings Inc.	231,081	14,468
Fancl Corp.	440,628	14,388
Seibu Holdings Inc.	1,329,931	14,321
JGC Holdings Corp.	1,378,298	14,296
Taiyo Nippon Sanso Corp.	926,703	14,249
^ Nikon Corp.	2,092,613	14,120
Kinden Corp.	799,444	14,119
Kewpie Corp.	685,635	14,102
Yamazaki Baking Co. Ltd.	805,591	14,042
^ Nishi-Nippon Railroad Co. Ltd.	484,046	14,017
Sumitomo Dainippon Pharma Co. Ltd.	1,060,604	13,976
Mitsui OSK Lines Ltd.	704,459	13,909
Nomura Real Estate Holdings Inc.	727,320	13,842
Sumitomo Forestry Co. Ltd.	863,547	13,782
Morinaga Milk Industry Co. Ltd.	260,344	13,728
* Japan Airlines Co. Ltd.	730,526	13,626
Shimamura Co. Ltd.	139,761	13,577
^ Tokai Carbon Co. Ltd.	1,263,939	13,514
SCREEN Holdings Co. Ltd.	251,425	13,422
Sotetsu Holdings Inc.	496,184	13,376
Sanwa Holdings Corp.	1,256,797	13,326
^ Japan Airport Terminal Co. Ltd.	300,110	13,296
Seino Holdings Co. Ltd.	904,353	13,121
DIC Corp.	524,675	13,117
Tsumura & Co.	419,650	13,078
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,808,888	13,051
Nihon Unisys Ltd.	413,200	13,037
Horiba Ltd.	246,562	12,896
* Kawasaki Heavy Industries Ltd.	943,249	12,742
Zenkoku Hosho Co. Ltd.	320,610	12,670
Kamigumi Co. Ltd.	642,791	12,666
^ Aozora Bank Ltd.	758,581	12,596
Sankyu Inc.	318,594	12,582
Mabuchi Motor Co. Ltd.	321,814	12,493
Ain Holdings Inc.	178,119	12,479
Sawai Pharmaceutical Co. Ltd.	247,307	12,478
Sharp Corp.	1,001,111	12,453
Tokyo Ohka Kogyo Co. Ltd.	239,303	12,391
Takara Holdings Inc.	1,109,098	12,316
Ship Healthcare Holdings Inc.	250,836	12,283
FP Corp.	290,444	12,233
^ Mitsubishi Logistics Corp.	425,428	12,137
BayCurrent Consulting Inc.	86,448	12,058
Daicel Corp.	1,663,453	11,989
Aica Kogyo Co. Ltd.	334,470	11,923
Penta-Ocean Construction Co. Ltd.	1,813,511	11,890
^ Isetan Mitsukoshi Holdings Ltd.	2,232,171	11,850
Nippon Gas Co. Ltd.	233,849	11,819
Infomart Corp.	1,328,996	11,791
Benesse Holdings Inc.	455,049	11,712
Iyo Bank Ltd.	1,765,744	11,706
Nippon Prologis REIT Inc.	3,422	11,540
Nippon Building Fund Inc.	2,031	11,495
JTEKT Corp.	1,465,387	11,494
J Front Retailing Co. Ltd.	1,580,447	11,442
Park24 Co. Ltd.	704,089	11,431
As One Corp.	78,415	11,234
Ulvac Inc.	308,102	11,227

^ Kyushu Financial Group Inc.	2,393,299	11,226
Hino Motors Ltd.	1,722,874	11,179
DeNA Co. Ltd.	607,188	11,175
Hachijuni Bank Ltd.	2,839,167	11,167
Nippon Shokubai Co. Ltd.	204,796	10,922
Ube Industries Ltd.	642,644	10,852
Toyoda Gosei Co. Ltd.	471,351	10,823
Mani Inc.	392,689	10,731
Aeon Mall Co. Ltd.	760,544	10,691
Fujitec Co. Ltd.	498,720	10,681
Menicon Co. Ltd.	159,513	10,662
Sumitomo Rubber Industries Ltd.	1,146,719	10,652
Japan Real Estate Investment Corp.	2,083	10,649
Tokuyama Corp.	441,583	10,643
Toyo Tire Corp.	656,585	10,636
§ Hiroshima Bank Ltd.	1,865,935	10,632
IHI Corp.	798,130	10,619
Acom Co. Ltd.	2,439,269	10,611
JCR Pharmaceuticals Co. Ltd.	361,264	10,599
Chugoku Bank Ltd.	1,086,575	10,418
Credit Saison Co. Ltd.	980,361	10,416
Fujitsu General Ltd.	357,833	10,413
PALTAC Corp.	205,607	10,400
Bic Camera Inc.	934,415	10,384
Kaneka Corp.	366,593	10,270
^ Yaoko Co. Ltd.	138,265	10,269
^ Seven Bank Ltd.	4,161,196	10,085
Rengo Co. Ltd.	1,333,301	10,078
Fuji Corp.	507,907	10,065
Toda Corp.	1,465,236	10,056
Morinaga & Co. Ltd.	254,241	10,032
Amano Corp.	428,495	9,963
Kaken Pharmaceutical Co. Ltd.	216,404	9,917
Fukuyama Transporting Co. Ltd.	202,969	9,891
Yamaguchi Financial Group Inc.	1,516,301	9,856
Zeon Corp.	936,880	9,826
Maruichi Steel Tube Ltd.	392,070	9,816
^ Iwatani Corp.	261,260	9,795
Nagase & Co. Ltd.	695,798	9,746
GMO internet Inc.	371,897	9,743
Benefit One Inc.	377,404	9,561
Nippon Electric Glass Co. Ltd.	509,770	9,526
Yokohama Rubber Co. Ltd.	667,214	9,498
^ Nippon Kayaku Co. Ltd.	1,076,479	9,488
Furukawa Electric Co. Ltd.	394,357	9,425
* SHIFT Inc.	62,400	9,358
Izumi Co. Ltd.	256,453	9,351
Shochiku Co. Ltd.	63,691	9,319
Toyo Seikan Group Holdings Ltd.	941,446	9,313
SMS Co. Ltd.	320,603	9,309
GLP J-Reit	6,033	9,285
TS Tech Co. Ltd.	325,949	9,215
ADEKA Corp.	633,147	9,118
Fuji Oil Holdings Inc.	287,132	9,038
Ushio Inc.	707,978	9,014
^ Nomura Real Estate Master Fund Inc.	7,193	9,011
OKUMA Corp.	191,621	8,991
H.U. Group Holdings Inc.	335,865	8,986

Mirait Holdings Corp.	584,214	8,969
* Mitsubishi Motors Corp.	4,047,620	8,938
Pola Orbis Holdings Inc.	473,991	8,937
Nippo Corp.	323,034	8,934
DMG Mori Co. Ltd.	643,603	8,922
NSD Co. Ltd.	451,908	8,876
cocokara fine Inc.	137,083	8,872
Katitas Co. Ltd.	311,078	8,840
^ Hitachi Transport System Ltd.	277,264	8,783
Gunma Bank Ltd.	2,627,840	8,762
ABC-Mart Inc.	166,082	8,647
Nipro Corp.	735,966	8,593
Toagosei Co. Ltd.	797,821	8,550
Mitsui Mining & Smelting Co. Ltd.	349,758	8,505
Dowa Holdings Co. Ltd.	289,371	8,494
GS Yuasa Corp.	490,966	8,484
Daiichikosho Co. Ltd.	262,136	8,419
Jeol Ltd.	243,548	8,396
Jafco Co. Ltd.	198,492	8,382
Inaba Denki Sangyo Co. Ltd.	332,416	8,350
Nichias Corp.	352,451	8,342
Hazama Ando Corp.	1,194,196	8,253
NEC Networks & System Integration Corp.	428,879	8,244
Daiwa House REIT Investment Corp.	3,226	8,232
Kusuri no Aoki Holdings Co. Ltd.	100,904	8,214
Takuma Co. Ltd.	479,348	8,209
Shimachu Co. Ltd.	241,944	8,184
Konica Minolta Inc.	2,883,798	8,179
Hokuriku Electric Power Co.	1,089,564	8,158
Meitec Corp.	159,634	8,141
Hokuhoku Financial Group Inc.	805,716	8,110
Takara Bio Inc.	298,312	8,108
^ DCM Holdings Co. Ltd.	583,048	8,033
OSG Corp.	501,018	8,028
Internet Initiative Japan Inc.	173,228	7,799
Tokyo Seimitsu Co. Ltd.	244,152	7,777
Ariake Japan Co. Ltd.	114,295	7,756
Asahi Holdings Inc.	238,524	7,743
Systena Corp.	442,940	7,726
Kobe Bussan Co. Ltd.	139,896	7,704
NOK Corp.	732,319	7,640
Toyobo Co. Ltd.	554,508	7,639
Yoshinoya Holdings Co. Ltd.	404,726	7,579
Sankyo Co. Ltd.	289,004	7,568
^ Nitto Boseki Co. Ltd.	176,953	7,567
Glory Ltd.	336,542	7,546
Fuyo General Lease Co. Ltd.	121,191	7,513
Shikoku Electric Power Co. Inc.	980,876	7,480
Nippon Paper Industries Co. Ltd.	601,488	7,471
Lintec Corp.	320,740	7,469
Daiwabo Holdings Co. Ltd.	114,656	7,416
TOKAI Holdings Corp.	749,040	7,398
JINS Holdings Inc.	93,609	7,391
Shiga Bank Ltd.	313,854	7,359
Toho Holdings Co. Ltd.	340,903	7,351
Shinko Electric Industries Co. Ltd.	419,197	7,346
Sumitomo Osaka Cement Co. Ltd.	224,894	7,272
Toei Co. Ltd.	43,657	7,272

*	Kobe Steel Ltd.	1,901,304	7,261
	Sapporo Holdings Ltd.	403,124	7,250
	Kyudenko Corp.	250,659	7,224
	Sakata Seed Corp.	201,094	7,220
	Takashimaya Co. Ltd.	909,974	7,213
*,^	Change Inc.	90,000	7,213
	Kenedix Inc.	1,365,640	7,191
	Japan Steel Works Ltd.	408,624	7,189
	Nippon Suisan Kaisha Ltd.	1,684,733	7,172
	Japan Elevator Service Holdings Co. Ltd.	203,100	7,084
	Nikkon Holdings Co. Ltd.	326,729	7,083
	IR Japan Holdings Ltd.	55,800	7,072
	Duskin Co. Ltd.	258,604	7,056
	Valor Holdings Co. Ltd.	252,809	6,997
	Daio Paper Corp.	489,254	6,980
	Digital Garage Inc.	204,095	6,966
	Daido Steel Co. Ltd.	222,971	6,948
	77 Bank Ltd.	445,666	6,881
^	Fuji Soft Inc.	133,278	6,873
*,^	Showa Corp.	313,997	6,832
	Mizuho Leasing Co. Ltd.	265,154	6,824
*	Keihin Corp.	276,028	6,785
	Nishi-Nippon Financial Holdings Inc.	972,147	6,781
	Kokuyo Co. Ltd.	536,677	6,765
	Kadokawa Corp.	255,118	6,760
	Elecom Co. Ltd.	137,239	6,746
	Wacoal Holdings Corp.	354,710	6,710
	AEON Financial Service Co. Ltd.	733,128	6,683
^	Sanrio Co. Ltd.	369,356	6,665
	NHK Spring Co. Ltd.	1,035,240	6,628
	Toshiba TEC Corp.	157,601	6,608
	Joyful Honda Co. Ltd.	403,985	6,592
	Pilot Corp.	223,144	6,561
	Kanematsu Corp.	533,889	6,551
	Resorttrust Inc.	429,531	6,546
	Orix JREIT Inc.	4,218	6,490
	Japan Retail Fund Investment Corp.	4,191	6,484
	Trusco Nakayama Corp.	255,947	6,480
	Megmilk Snow Brand Co. Ltd.	262,216	6,347
	Hitachi Capital Corp.	269,926	6,347
	Nishimatsu Construction Co. Ltd.	319,361	6,344
	Mochida Pharmaceutical Co. Ltd.	160,222	6,333
	Kiyo Bank Ltd.	409,816	6,329
	Senko Group Holdings Co. Ltd.	677,969	6,321
	Daiseki Co. Ltd.	252,558	6,320
	NS Solutions Corp.	204,902	6,314
^	Colowide Co. Ltd.	367,335	6,246
	Earth Corp.	83,591	6,226
	Kumiai Chemical Industry Co. Ltd.	612,799	6,214
	CKD Corp.	376,389	6,180
	Kotobuki Spirits Co. Ltd.	120,064	6,176
	Kohnan Shoji Co. Ltd.	158,494	6,174
	Milbon Co. Ltd.	115,925	6,152
	Maeda Corp.	833,700	6,110
	Advance Residence Investment Corp.	2,069	6,095
	Nippon Light Metal Holdings Co. Ltd.	383,580	6,084
	Topcon Corp.	661,480	6,077
	Nisshinbo Holdings Inc.	890,726	6,076

	Wacom Co. Ltd.	918,430	6,065
	Itoham Yonekyu Holdings Inc.	837,088	6,001
	Outsourcing Inc.	645,273	5,988
*	UT Group Co. Ltd.	175,300	5,986
	Tadano Ltd.	729,663	5,978
	TKC Corp.	92,024	5,977
	Nihon Parkerizing Co. Ltd.	608,107	5,957
*,^	Kawasaki Kisen Kaisha Ltd.	531,159	5,946
^	Matsui Securities Co. Ltd.	659,250	5,931
	Cosmo Energy Holdings Co. Ltd.	411,499	5,883
	Canon Marketing Japan Inc.	292,352	5,868
	Heiwa Real Estate Co. Ltd.	212,296	5,866
	Okumura Corp.	231,180	5,804
	Prima Meat Packers Ltd.	186,740	5,758
	Japan Lifeline Co. Ltd.	432,477	5,738
	Sumitomo Bakelite Co. Ltd.	208,106	5,733
	EDION Corp.	545,623	5,716
	Sangetsu Corp.	370,620	5,714
	Taiyo Holdings Co. Ltd.	109,099	5,713
	Kumagai Gumi Co. Ltd.	221,698	5,713
	Life Corp.	123,501	5,700
	Daishi Hokuetsu Financial Group Inc.	275,112	5,692
^	Kyoritsu Maintenance Co. Ltd.	153,251	5,687
	Arcs Co. Ltd.	221,419	5,685
	Oki Electric Industry Co. Ltd.	524,953	5,667
	Awa Bank Ltd.	229,755	5,657
	Takasago Thermal Engineering Co. Ltd.	389,731	5,597
^	Fuji Kyuko Co. Ltd.	149,387	5,568
^	Heiwa Corp.	338,479	5,567
^	Ogaki Kyoritsu Bank Ltd.	244,269	5,539
	Toyota Boshoku Corp.	390,498	5,537
	Ichibanya Co. Ltd.	103,172	5,524
	Nichiha Corp.	183,314	5,509
	Nojima Corp.	203,614	5,495
	Komeri Co. Ltd.	173,713	5,490
	Macnica Fuji Electronics Holdings Inc.	296,898	5,443
	Strike Co. Ltd.	92,432	5,432
	Kandenko Co. Ltd.	661,668	5,405
	Yamato Kogyo Co. Ltd.	220,315	5,395
	DTS Corp.	251,734	5,357
	OBIC Business Consultants Co. Ltd.	92,432	5,356
	ASKUL Corp.	130,059	5,313
	Paramount Bed Holdings Co. Ltd.	128,514	5,312
^	Mitsui Fudosan Logistics Park Inc.	1,108	5,295
	United Urban Investment Corp.	4,757	5,293
	Maruha Nichiro Corp.	229,584	5,268
*,^	Nissin Kogyo Co. Ltd.	246,958	5,261
	Central Glass Co. Ltd.	251,961	5,240
	Iriso Electronics Co. Ltd.	128,877	5,240
	KH Neochem Co. Ltd.	223,077	5,240
	San-In Godo Bank Ltd.	966,303	5,205
	Industrial & Infrastructure Fund Investment Corp.	3,029	5,191
	Daihen Corp.	127,271	5,185
	San-A Co. Ltd.	117,583	5,184
	Maruwa Unyu Kikan Co. Ltd.	129,932	5,157
	Infocom Corp.	133,675	5,145
	Nippon Flour Mills Co. Ltd.	311,504	5,129
*	NTN Corp.	2,723,387	5,129

Taikisha Ltd.	183,418	5,088
Showa Sangyo Co. Ltd.	152,284	5,077
Anicom Holdings Inc.	497,296	5,060
en-japan Inc.	199,700	5,054
Digital Arts Inc.	61,624	5,054
Japan Material Co. Ltd.	359,890	5,046
GungHo Online Entertainment Inc.	233,660	5,033
Shoei Co. Ltd.	150,636	5,006
Kureha Corp.	115,100	4,994
Fuji Seal International Inc.	259,630	4,993
Morita Holdings Corp.	253,322	4,942
Tomy Co. Ltd.	572,497	4,937
Kintetsu World Express Inc.	231,572	4,936
Nippon Soda Co. Ltd.	171,022	4,895
Kato Sangyo Co. Ltd.	136,234	4,883
Tsubakimoto Chain Co.	207,098	4,872
Hogy Medical Co. Ltd.	142,175	4,870
Hokkaido Electric Power Co. Inc.	1,138,820	4,863
KYORIN Holdings Inc.	239,839	4,862
Prestige International Inc.	535,328	4,859
Create SD Holdings Co. Ltd.	138,337	4,854
Citizen Watch Co. Ltd.	1,727,161	4,845
Toyo Ink SC Holdings Co. Ltd.	252,733	4,840
Tokyotokeiba Co. Ltd.	95,243	4,838
Autobacs Seven Co. Ltd.	371,157	4,834
Tokai Rika Co. Ltd.	322,487	4,822
* Aiful Corp.	1,859,344	4,818
* Fujikura Ltd.	1,734,336	4,808
Totetsu Kogyo Co. Ltd.	177,737	4,800
Cybozu Inc.	151,766	4,795
Eizo Corp.	122,967	4,784
Hanwa Co. Ltd.	238,364	4,771
Sekisui House Reit Inc.	6,445	4,757
Maruwa Co. Ltd.	51,144	4,744
Kansai Mirai Financial Group Inc.	1,153,153	4,743
Transcosmos Inc.	173,591	4,740
Makino Milling Machine Co. Ltd.	134,340	4,723
Information Services International-Dentsu Ltd.	74,565	4,696
Nippon Densetsu Kogyo Co. Ltd.	223,107	4,684
Shibuya Corp.	134,351	4,650
Tri Chemical Laboratories Inc.	39,751	4,640
Nisshin Oillio Group Ltd.	152,639	4,610
JCU Corp.	139,281	4,605
Funai Soken Holdings Inc.	194,432	4,598
Kissei Pharmaceutical Co. Ltd.	203,170	4,594
ZERIA Pharmaceutical Co. Ltd.	239,771	4,588
Zojirushi Corp.	273,177	4,532
Noevir Holdings Co. Ltd.	96,417	4,513
Nagaileben Co. Ltd.	158,356	4,489
Kameda Seika Co. Ltd.	86,796	4,455
^ Atom Corp.	542,225	4,450
Hokkoku Bank Ltd.	149,252	4,392
Belc Co. Ltd.	59,392	4,388
Okinawa Electric Power Co. Inc.	279,787	4,383
Japan Prime Realty Investment Corp.	1,410	4,375
Hitachi Zosen Corp.	1,030,738	4,370
LaSalle Logiport REIT	2,608	4,367
Fujimi Inc.	124,942	4,356

Takeuchi Manufacturing Co. Ltd.	218,497	4,346
Fuso Chemical Co. Ltd.	122,637	4,344
Suruga Bank Ltd.	1,194,419	4,321
eGuarantee Inc.	188,700	4,309
Yamazen Corp.	424,223	4,299
Sumitomo Warehouse Co. Ltd.	339,012	4,298
United Super Markets Holdings Inc.	353,989	4,269
Juroku Bank Ltd.	222,868	4,251
Axial Retailing Inc.	90,137	4,233
Activia Properties Inc.	1,108	4,220
Raito Kogyo Co. Ltd.	279,844	4,217
MOS Food Services Inc.	151,940	4,203
Hyakugo Bank Ltd.	1,327,352	4,153
Ai Holdings Corp.	224,885	4,150
Kanamoto Co. Ltd.	181,931	4,148
Takara Standard Co. Ltd.	306,721	4,129
Arata Corp.	82,678	4,127
Seiren Co. Ltd.	279,976	4,124
Nippon Accommodations Fund Inc.	714	4,121
Tokyo Dome Corp.	572,586	4,120
* Descente Ltd.	251,937	4,115
Starts Corp. Inc.	186,840	4,103
Heiwado Co. Ltd.	189,399	4,090
FCC Co. Ltd.	219,560	4,047
Japan Aviation Electronics Industry Ltd.	291,813	4,040
Bank of Okinawa Ltd.	134,751	4,032
Nikkiso Co. Ltd.	395,346	4,030
Eiken Chemical Co. Ltd.	199,891	4,027
Nishimatsuya Chain Co. Ltd.	293,556	3,995
Fujimori Kogyo Co. Ltd.	96,330	3,979
Nachi-Fujikoshi Corp.	112,985	3,976
BML Inc.	131,181	3,964
Japan Logistics Fund Inc.	1,381	3,960
Ohsho Food Service Corp.	69,528	3,931
* Optim Corp.	128,748	3,930
Maeda Road Construction Co. Ltd.	214,126	3,922
Orient Corp.	3,611,944	3,906
MCJ Co. Ltd.	422,248	3,863
Gunze Ltd.	102,603	3,836
Meidensha Corp.	248,529	3,829
Mandom Corp.	227,101	3,820
North Pacific Bank Ltd.	1,746,766	3,810
Tokyo Broadcasting System Holdings Inc.	219,779	3,797
Japan Wool Textile Co. Ltd.	392,337	3,794
Solasto Corp.	289,371	3,793
Nomura Co. Ltd.	508,980	3,787
Mitsubishi Logisnext Co. Ltd.	416,391	3,783
^ Ryoyo Electro Corp.	136,136	3,782
KOMEDA Holdings Co. Ltd.	201,616	3,764
^ Toridoll Holdings Corp.	276,902	3,760
Nippon Signal Company Ltd.	379,341	3,752
Aruhi Corp.	211,613	3,742
Sumitomo Mitsui Construction Co. Ltd.	917,568	3,733
Nanto Bank Ltd.	201,559	3,732
Saibu Gas Co. Ltd.	148,432	3,731
Sanki Engineering Co. Ltd.	338,406	3,709
Max Co. Ltd.	246,201	3,706
* euglena Co. Ltd.	440,835	3,699

	Keihanshin Building Co. Ltd.	227,749	3,696
	Raiznext Corp.	293,438	3,666
*	M&A Capital Partners Co. Ltd.	77,678	3,662
	Yokogawa Bridge Holdings Corp.	196,521	3,651
	Kenedix Office Investment Corp.	607	3,641
	Tocalo Co. Ltd.	344,416	3,637
	Sekisui Jushi Corp.	172,520	3,627
	Mitsubishi Pencil Co. Ltd.	277,696	3,625
	Ichigo Inc.	1,240,209	3,619
	H2O Retailing Corp.	555,751	3,618
	Comture Corp.	144,000	3,614
	Okamura Corp.	510,909	3,607
^	Tokyo Steel Manufacturing Co. Ltd.	529,154	3,606
	Mitsuuroko Group Holdings Co. Ltd.	279,659	3,601
^	HIS Co. Ltd.	202,664	3,582
	Taiko Pharmaceutical Co. Ltd.	165,991	3,563
	Ringer Hut Co. Ltd.	145,189	3,562
	Tsugami Corp.	302,784	3,556
	Maeda Kosen Co. Ltd.	136,228	3,539
	Japan Hotel REIT Investment Corp.	7,163	3,539
	Bell System24 Holdings Inc.	209,035	3,527
	Keiyo Bank Ltd.	758,037	3,515
	Tokai Tokyo Financial Holdings Inc.	1,348,416	3,509
	Teikoku Sen-I Co. Ltd.	137,733	3,500
	Shoei Foods Corp.	84,578	3,499
	Okamoto Industries Inc.	89,489	3,498
	Token Corp.	47,000	3,474
	Optex Group Co. Ltd.	214,001	3,451
^	SKY Perfect JSAT Holdings Inc.	789,003	3,448
	Nichi-iko Pharmaceutical Co. Ltd.	303,179	3,446
^	Restar Holdings Corp.	166,732	3,446
	ValueCommerce Co. Ltd.	102,700	3,444
	Daibiru Corp.	293,813	3,423
	Inabata & Co. Ltd.	267,033	3,408
	Giken Ltd.	88,532	3,398
	Nissan Shatai Co. Ltd.	386,599	3,393
	Sanken Electric Co. Ltd.	144,061	3,384
	Relia Inc.	268,030	3,383
^	Kura Sushi Inc.	61,725	3,365
	Chudenko Corp.	153,616	3,361
	Maruzen Showa Unyu Co. Ltd.	98,127	3,361
	Okasan Securities Group Inc.	1,017,062	3,356
	Arcland Sakamoto Co. Ltd.	162,985	3,346
	Nitto Kogyo Corp.	167,177	3,322
*	Grace Technology Inc.	65,673	3,307
	San-Ai Oil Co. Ltd.	345,419	3,304
	S Foods Inc.	117,776	3,285
^	Towa Pharmaceutical Co. Ltd.	163,585	3,283
*,^	Create Restaurants Holdings Inc.	568,848	3,269
	Sato Holdings Corp.	153,052	3,268
	Yodogawa Steel Works Ltd.	181,563	3,252
	Yokowo Co. Ltd.	123,730	3,251
^	Kisoji Co. Ltd.	134,434	3,250
	Mori Hills REIT Investment Corp.	2,477	3,224
^	Round One Corp.	401,258	3,222
	Dexerials Corp.	305,258	3,216
	TechMatrix Corp.	147,000	3,202
	Hirata Corp.	53,202	3,197

*,^	GMO GlobalSign Holdings KK	33,330	3,196
	Argo Graphics Inc.	93,000	3,195
*	Raksul Inc.	78,200	3,189
	Shizuoka Gas Co. Ltd.	357,806	3,179
	METAWATER Co. Ltd.	145,296	3,178
	Yuasa Trading Co. Ltd.	101,634	3,176
	Yellow Hat Ltd.	189,364	3,166
	Saizeriya Co. Ltd.	155,050	3,159
	Chugoku Marine Paints Ltd.	333,166	3,157
	Hosiden Corp.	348,891	3,155
	Nichicon Corp.	409,575	3,143
	Megachips Corp.	114,220	3,125
	Idec Corp.	172,227	3,121
	Noritz Corp.	216,455	3,117
	Nippon Seiki Co. Ltd.	284,601	3,117
	Daiwa Securities Living Investments Corp.	3,013	3,114
	Hokuetsu Corp.	906,143	3,112
	Aeon Delight Co. Ltd.	112,120	3,111
	TOMONY Holdings Inc.	958,727	3,111
	Nissin Electric Co. Ltd.	289,743	3,100
	Joshin Denki Co. Ltd.	123,287	3,079
	Sanyo Chemical Industries Ltd.	65,725	3,073
	Shibaura Machine Co. Ltd.	147,964	3,071
	Nissha Co. Ltd.	245,193	3,061
	Hamakyorex Co. Ltd.	100,644	3,059
	Musashino Bank Ltd.	205,140	3,055
	UACJ Corp.	184,183	3,040
	Shinmaywa Industries Ltd.	350,939	3,030
	Nohmi Bosai Ltd.	132,077	3,029
	Mitsui High-Tec Inc.	151,143	3,020
	Osaka Soda Co. Ltd.	123,986	3,018
	Hiday Hidaka Corp.	165,209	3,009
	Ryosan Co. Ltd.	150,027	3,008
	Japan Petroleum Exploration Co. Ltd.	192,805	2,998
	Topre Corp.	275,146	2,971
	DyDo Group Holdings Inc.	58,298	2,959
	Kitz Corp.	517,844	2,952
	Kanematsu Electronics Ltd.	72,659	2,951
*	RENOVA Inc.	275,500	2,946
	Musashi Seimitsu Industry Co. Ltd.	277,812	2,940
	Riken Keiki Co. Ltd.	106,161	2,934
	Trancom Co. Ltd.	40,435	2,921
	Nippon Ceramic Co. Ltd.	116,831	2,920
	Monogatari Corp.	29,587	2,919
	Inageya Co. Ltd.	153,732	2,894
	Pressance Corp.	217,006	2,882
	AEON REIT Investment Corp.	2,497	2,876
	Shima Seiki Manufacturing Ltd.	181,717	2,872
	T Hasegawa Co. Ltd.	142,315	2,862
	Comforia Residential REIT Inc.	980	2,857
	Doshisha Co. Ltd.	141,585	2,850
	S-Pool Inc.	354,485	2,842
	Gree Inc.	583,243	2,835
	Aomori Bank Ltd.	118,514	2,826
^	Royal Holdings Co. Ltd.	163,034	2,818
	Hyakujushi Bank Ltd.	165,660	2,811
	Rorze Corp.	59,010	2,805
	Senshu Ikeda Holdings Inc.	1,678,019	2,801

	Fuji Media Holdings Inc.	289,587	2,789
	ARTERIA Networks Corp.	159,800	2,780
	Nitta Corp.	125,380	2,774
	Belluna Co. Ltd.	303,977	2,768
	Adastria Co. Ltd.	175,249	2,765
^	SAMTY Co. Ltd.	183,000	2,760
^	Monex Group Inc.	1,084,086	2,744
*,^	Leopalace21 Corp.	1,495,441	2,718
	Bunka Shutter Co. Ltd.	342,148	2,708
*,^	COLOPL Inc.	316,466	2,703
	Fujicco Co. Ltd.	136,482	2,702
	Daiho Corp.	94,188	2,697
	Sakai Moving Service Co. Ltd.	55,008	2,695
	Star Micronics Co. Ltd.	202,966	2,695
	Wakita & Co. Ltd.	268,194	2,691
	Sakata INX Corp.	267,995	2,689
	Noritake Co. Ltd.	85,293	2,686
	Uchida Yoko Co. Ltd.	53,982	2,684
*	Osaka Organic Chemical Industry Ltd.	100,600	2,677
	Chubu Shiryo Co. Ltd.	158,766	2,671
	Tsukishima Kikai Co. Ltd.	219,262	2,669
	Kenedix Residential Next Investment Corp.	1,502	2,656
	Seikagaku Corp.	251,746	2,649
	Nippon Road Co. Ltd.	36,104	2,647
	Toho Bank Ltd.	1,198,925	2,639
	Japan Securities Finance Co. Ltd.	543,695	2,639
	Nippon Steel Trading Corp.	92,108	2,631
	Broadleaf Co. Ltd.	505,947	2,630
	Hokuto Corp.	123,254	2,628
	Pacific Industrial Co. Ltd.	285,238	2,622
*	Maxell Holdings Ltd.	252,774	2,614
	Media Do Co. Ltd.	35,811	2,605
	Bank of Nagoya Ltd.	106,980	2,600
	Tonami Holdings Co. Ltd.	41,839	2,596
*	KYB Corp.	124,899	2,591
	Itochu Enex Co. Ltd.	280,453	2,590
	YAMABIKO Corp.	211,544	2,588
	Oiles Corp.	177,902	2,588
	Fukushima Galilei Co. Ltd.	69,160	2,575
	Chofu Seisakusho Co. Ltd.	123,063	2,575
	Jaccs Co. Ltd.	158,021	2,567
	Miroku Jyoho Service Co. Ltd.	122,534	2,561
	YA-MAN Ltd.	170,677	2,551
	Yamagata Bank Ltd.	196,242	2,549
	Daito Pharmaceutical Co. Ltd.	75,622	2,546
	Zuken Inc.	93,804	2,540
	Dip Corp.	123,147	2,537
	Plenus Co. Ltd.	146,658	2,532
	Fujibo Holdings Inc.	72,343	2,523
	Ehime Bank Ltd.	224,168	2,515
	Daiwa Office Investment Corp.	439	2,512
	Doutor Nichires Holdings Co. Ltd.	165,091	2,508
	Elan Corp.	100,800	2,505
	Okuwa Co. Ltd.	175,015	2,501
	Frontier Real Estate Investment Corp.	732	2,494
	Curves Holdings Co. Ltd.	386,189	2,492
	Geo Holdings Corp.	156,553	2,488
	Kaga Electronics Co. Ltd.	116,480	2,486

	Tokushu Tokai Paper Co. Ltd.	52,171	2,480
	Siix Corp.	209,361	2,466
	Mitsubishi Shokuhin Co. Ltd.	93,595	2,465
	Meisei Industrial Co. Ltd.	301,461	2,458
	Bank of Iwate Ltd.	101,632	2,456
	Hulic Reit Inc.	1,853	2,456
	Sanyo Denki Co. Ltd.	53,402	2,455
	Ricoh Leasing Co. Ltd.	90,711	2,455
*,^	Chiyoda Corp.	1,013,634	2,454
	T-Gaia Corp.	130,361	2,453
	Kyokuto Kaihatsu Kogyo Co. Ltd.	183,486	2,443
	Exedy Corp.	187,151	2,438
	Future Corp.	116,570	2,422
	Konishi Co. Ltd.	164,775	2,414
	Tamura Corp.	472,966	2,413
	Japan Pulp & Paper Co. Ltd.	67,515	2,402
	SBS Holdings Inc.	113,800	2,378
	Nippon Carbon Co. Ltd.	66,836	2,376
	LEC Inc.	147,956	2,369
	United Arrows Ltd.	162,833	2,368
^	Obara Group Inc.	70,117	2,364
	Premier Investment Corp.	2,030	2,363
	NIPPON REIT Investment Corp.	694	2,360
	Zenrin Co. Ltd.	219,030	2,359
	Fukui Bank Ltd.	139,419	2,354
	Toppan Forms Co. Ltd.	246,477	2,346
	Aida Engineering Ltd.	340,900	2,345
	Enigmo Inc.	147,700	2,344
	Marudai Food Co. Ltd.	141,706	2,343
	Computer Engineering & Consulting Ltd.	150,829	2,340
	Invincible Investment Corp.	7,826	2,338
	Dai-Dan Co. Ltd.	88,476	2,334
	Nippon Koei Co. Ltd.	85,789	2,327
	Japan Excellent Inc.	1,992	2,325
^	Yamashin-Filter Corp.	225,526	2,319
	Seiko Holdings Corp.	171,046	2,314
^	Nextage Co. Ltd.	211,298	2,312
	Shikoku Chemicals Corp.	207,858	2,312
	Mitsui-Soko Holdings Co. Ltd.	131,931	2,310
	Torii Pharmaceutical Co. Ltd.	81,552	2,309
	JM Holdings Co. Ltd.	86,000	2,308
	Tsurumi Manufacturing Co. Ltd.	132,960	2,307
	Yokohama Reito Co. Ltd.	265,529	2,305
	Tokai Corp.	116,010	2,295
	KFC Holdings Japan Ltd.	88,033	2,290
	Nippon Kanzai Co. Ltd.	120,461	2,282
^	Sanyo Electric Railway Co. Ltd.	108,814	2,277
	Organo Corp.	41,829	2,268
	Mimasu Semiconductor Industry Co. Ltd.	98,218	2,255
	V Technology Co. Ltd.	52,972	2,238
	Fuji Co. Ltd.	124,103	2,237
	Bank of the Ryukyus Ltd.	256,710	2,231
	Daiichi Jitsugyo Co. Ltd.	62,891	2,225
	Keiyo Co. Ltd.	264,524	2,210
*	Kappa Create Co. Ltd.	147,923	2,207
	Piolax Inc.	147,716	2,199
	Sanshin Electronics Co. Ltd.	113,441	2,199
*	Medical Data Vision Co. Ltd.	105,608	2,198

Denyo Co. Ltd.	93,601	2,194
Noritsu Koki Co. Ltd.	140,863	2,188
Sintokogio Ltd.	323,615	2,179
Ebase Co. Ltd.	166,100	2,171
Yondoshi Holdings Inc.	128,906	2,157
Hioki EE Corp.	54,691	2,156
Oita Bank Ltd.	92,524	2,151
Vital KSK Holdings Inc.	207,625	2,149
^ Kitanotatsujin Corp.	414,268	2,148
Key Coffee Inc.	101,960	2,146
Furukawa Co. Ltd.	197,975	2,143
* Nichireki Co. Ltd.	132,100	2,136
Sumitomo Densetsu Co. Ltd.	90,777	2,134
Hosokawa Micron Corp.	40,942	2,126
Kurabo Industries Ltd.	115,947	2,125
TV Asahi Holdings Corp.	133,514	2,120
* Nippon Sheet Glass Co. Ltd.	580,805	2,118
^ Taki Chemical Co. Ltd.	30,700	2,111
J-Oil Mills Inc.	56,166	2,108
Riso Kagaku Corp.	151,962	2,104
Ines Corp.	135,521	2,102
Miyazaki Bank Ltd.	91,914	2,102
Taihei Dengyo Kaisha Ltd.	93,527	2,098
* Micronics Japan Co. Ltd.	198,689	2,087
Starzen Co. Ltd.	52,766	2,085
Fujio Food Group Inc.	154,000	2,081
TPR Co. Ltd.	170,723	2,080
Pack Corp.	70,453	2,079
^ eRex Co. Ltd.	199,992	2,076
Mitsuboshi Belting Ltd.	126,981	2,066
ESPEC Corp.	115,489	2,060
VT Holdings Co. Ltd.	529,643	2,053
MCUBS MidCity Investment Corp	2,655	2,050
Nishio Rent All Co. Ltd.	96,343	2,049
Mizuno Corp.	113,121	2,047
DKS Co. Ltd.	50,100	2,042
Nissei ASB Machine Co. Ltd.	50,486	2,039
Halows Co. Ltd.	51,651	2,032
GLOBERIDE Inc.	68,800	2,030
Cawachi Ltd.	72,875	2,024
Tachibana Eletech Co. Ltd.	112,500	2,021
Futaba Corp.	224,146	2,011
Mori Trust Sogo Reit Inc.	1,589	2,010
Takamatsu Construction Group Co. Ltd.	91,821	2,009
Weathernews Inc.	35,298	2,008
* Japan Display Inc.	3,879,237	2,006
SB Technology Corp.	57,000	2,004
EPS Holdings Inc.	200,443	1,988
^ Insource Co. Ltd.	69,300	1,984
Riken Vitamin Co. Ltd.	97,060	1,984
Shin Nippon Air Technologies Co. Ltd.	90,900	1,983
FULLCAST Holdings Co. Ltd.	120,648	1,980
^ Financial Products Group Co. Ltd.	387,738	1,977
IDOM Inc.	327,281	1,974
Koa Corp.	182,558	1,974
Tokyu REIT Inc.	1,411	1,974
Tsubaki Nakashima Co. Ltd.	257,970	1,964
TOC Co. Ltd.	316,198	1,963

Avex Inc.	210,301	1,963
EM Systems Co. Ltd.	237,300	1,962
Okabe Co. Ltd.	253,614	1,962
Konoike Transport Co. Ltd.	177,815	1,957
Kanto Denka Kogyo Co. Ltd.	282,331	1,953
ASKA Pharmaceutical Co. Ltd.	144,052	1,948
Ryobi Ltd.	173,132	1,943
Mitsubishi Estate Logistics REIT Investment Corp.	471	1,943
Intage Holdings Inc.	203,353	1,932
Invesco Office J-Reit Inc.	13,924	1,929
Gakken Holdings Co. Ltd.	124,804	1,927
^ Genky DrugStores Co. Ltd.	53,751	1,922
Tokyu Construction Co. Ltd.	439,142	1,920
Komori Corp.	273,895	1,919
Modec Inc.	123,070	1,918
Shin-Etsu Polymer Co. Ltd.	222,015	1,894
^ Matsuya Co. Ltd.	263,486	1,892
San ju San Financial Group Inc.	144,753	1,890
Iino Kaiun Kaisha Ltd.	530,924	1,889
Futaba Industrial Co. Ltd.	370,251	1,889
Advan Co. Ltd.	149,072	1,877
Daikokutenbussan Co. Ltd.	33,504	1,877
Daikyonishikawa Corp.	352,441	1,875
Union Tool Co.	61,015	1,864
Alconix Corp.	128,406	1,864
Hibiya Engineering Ltd.	109,300	1,861
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	86,387	1,854
Sodick Co. Ltd.	261,882	1,851
Komatsu Matere Co. Ltd.	218,062	1,849
Unipres Corp.	225,839	1,846
Sinfonia Technology Co. Ltd.	161,258	1,842
Onward Holdings Co. Ltd.	708,835	1,836
Takasago International Corp.	88,228	1,831
Alpen Co. Ltd.	96,650	1,828
Sinanen Holdings Co. Ltd.	60,068	1,820
Toa Corp.	112,010	1,799
Arcland Service Holdings Co. Ltd.	89,399	1,799
Kintetsu Department Store Co. Ltd.	57,966	1,799
Mitsui Sugar Co. Ltd.	96,861	1,795
YAKUODO Holdings Co. Ltd.	71,520	1,795
Nittetsu Mining Co. Ltd.	40,532	1,790
Itochu-Shokuhin Co. Ltd.	33,190	1,780
Toyo Construction Co. Ltd.	453,042	1,772
Hoshino Resorts REIT Inc.	351	1,770
Tokyo Kiraboshi Financial Group Inc.	164,180	1,769
DKK Co. Ltd.	70,966	1,766
Nichiden Corp.	80,475	1,765
Hoosiers Holdings	279,500	1,759
^ I'll Inc.	118,800	1,756
Sumitomo Seika Chemicals Co. Ltd.	53,795	1,739
Nagatanien Holdings Co. Ltd.	73,648	1,736
Kenedix Retail REIT Corp.	860	1,736
Aichi Steel Corp.	69,947	1,734
Towa Corp.	156,647	1,733
Shinko Shoji Co. Ltd.	198,182	1,727
Pasona Group Inc.	112,800	1,721
Kansai Super Market Ltd.	132,532	1,714
Sakai Chemical Industry Co. Ltd.	86,940	1,700

	Kyoei Steel Ltd.	131,658	1,692
	Proto Corp.	139,700	1,692
	TSI Holdings Co. Ltd.	548,005	1,691
*	Mitsui E&S Holdings Co. Ltd.	470,205	1,691
*	KLab Inc.	187,918	1,689
	Kanagawa Chuo Kotsu Co. Ltd.	44,516	1,685
	Qol Holdings Co. Ltd.	146,199	1,682
	Japan Transcity Corp.	301,857	1,679
	Nippon Television Holdings Inc.	156,165	1,679
	LIFULL Co. Ltd.	396,216	1,678
	Matsuyafoods Holdings Co. Ltd.	47,975	1,669
	Stella Chemifa Corp.	58,511	1,661
^	Hodogaya Chemical Co. Ltd.	36,115	1,660
	Tsukui Corp.	295,377	1,659
	Tekken Corp.	82,587	1,653
	Valqua Ltd.	91,328	1,650
	Anest Iwata Corp.	200,043	1,647
	Rock Field Co. Ltd.	117,181	1,644
	Sinko Industries Ltd.	117,539	1,641
	Icom Inc.	62,805	1,640
	Press Kogyo Co. Ltd.	576,317	1,639
	Macromill Inc.	226,171	1,636
	Fujiya Co. Ltd.	71,219	1,630
	Feed One Co. Ltd.	183,179	1,623
	SWCC Showa Holdings Co. Ltd.	139,196	1,613
	CI Takiron Corp.	242,605	1,612
	Daiwa Industries Ltd.	178,834	1,612
	Marvelous Inc.	211,097	1,608
	Mitsubishi Research Institute Inc.	38,138	1,607
	Daiken Corp.	91,809	1,607
	ES-Con Japan Ltd.	193,700	1,606
*	Vector Inc.	156,508	1,598
	Poletowin Pitcrew Holdings Inc.	176,500	1,593
	G-7 Holdings Inc.	64,900	1,588
	Shikoku Bank Ltd.	222,890	1,578
	Canon Electronics Inc.	112,099	1,571
	Aichi Bank Ltd.	54,304	1,569
	Oyo Corp.	131,904	1,565
	Tosei Corp.	167,300	1,557
	Sankyo Tateyama Inc.	166,294	1,557
	Ishihara Sangyo Kaisha Ltd.	225,768	1,554
	Kyokuyo Co. Ltd.	58,408	1,552
	Heiwa Real Estate REIT Inc.	1,405	1,552
	Japan Medical Dynamic Marketing Inc.	75,237	1,549
	Kamei Corp.	148,604	1,547
	Marusan Securities Co. Ltd.	359,627	1,545
	Maxvalu Tokai Co. Ltd.	63,900	1,544
	CTS Co. Ltd.	169,473	1,544
	Tachi-S Co. Ltd.	166,746	1,543
*,^	Sagami Holdings Corp.	121,561	1,542
	Akita Bank Ltd.	102,233	1,539
	Fukuda Corp.	31,600	1,534
	Katakura Industries Co. Ltd.	130,938	1,533
	Toyo Tanso Co. Ltd.	90,116	1,521
	Tenma Corp.	90,018	1,518
*,^	Aoyama Trading Co. Ltd.	288,123	1,518
*	Toho Zinc Co. Ltd.	78,898	1,517
^	Sourcenext Corp.	500,000	1,516

	Kanaden Corp.	106,133	1,513
	Toenec Corp.	44,324	1,512
	Takara Leben Co. Ltd.	509,965	1,511
	Yamanashi Chuo Bank Ltd.	191,338	1,503
	Fukuoka REIT Corp.	1,157	1,503
*	Litalico Inc.	54,500	1,501
	Asahi Co. Ltd.	84,724	1,488
	Global One Real Estate Investment Corp.	1,544	1,486
	ST Corp.	68,924	1,485
	World Co. Ltd.	109,600	1,485
	Ichikoh Industries Ltd.	337,849	1,484
	Bando Chemical Industries Ltd.	259,606	1,484
	Shinwa Co. Ltd.	69,629	1,484
	Alpha Systems Inc.	42,323	1,465
	Nippon Thompson Co. Ltd.	410,338	1,463
	Asahi Diamond Industrial Co. Ltd.	314,535	1,459
	Shinnihon Corp.	166,590	1,455
	MTI Ltd.	172,309	1,451
*	Atrae Inc.	49,307	1,451
	OSJB Holdings Corp.	619,161	1,447
	RS Technologies Co. Ltd.	45,054	1,445
	G-Tekt Corp.	126,680	1,444
^	Mie Kotsu Group Holdings Inc.	343,943	1,443
	Yonex Co. Ltd.	239,878	1,440
	Kenko Mayonnaise Co. Ltd.	82,099	1,437
	Central Security Patrols Co. Ltd.	42,388	1,437
	Koatsu Gas Kogyo Co. Ltd.	179,329	1,432
	Chukyo Bank Ltd.	71,015	1,432
^	Akatsuki Inc.	32,221	1,423
	Sun Frontier Fudousan Co. Ltd.	169,691	1,423
	CMK Corp.	308,746	1,422
	Dai Nippon Toryo Co. Ltd.	150,009	1,421
	Amuse Inc.	61,521	1,420
	Yurtec Corp.	231,338	1,420
	Riso Kyoiku Co. Ltd.	515,700	1,416
*	Sanyo Special Steel Co. Ltd.	147,898	1,413
	Towa Bank Ltd.	205,216	1,411
	Tayca Corp.	102,572	1,410
	WDB Holdings Co. Ltd.	48,104	1,409
	Osaki Electric Co. Ltd.	241,982	1,409
^	Kyosan Electric Manufacturing Co. Ltd.	304,128	1,408
	Furuno Electric Co. Ltd.	147,635	1,404
	Cosel Co. Ltd.	135,886	1,397
	PAL GROUP Holdings Co. Ltd.	130,878	1,393
	JVCKenwood Corp.	997,101	1,390
	Ichigo Office REIT Investment Corp.	1,900	1,381
	Fukui Computer Holdings Inc.	46,820	1,366
^	PC Depot Corp.	207,140	1,363
	Digital Holdings Inc.	100,978	1,361
	JDC Corp.	230,200	1,360
	Fixstars Corp.	125,600	1,358
	Nihon Chouzai Co. Ltd.	83,896	1,358
	Daido Metal Co. Ltd.	278,997	1,358
*,^	BrainPad Inc.	33,319	1,356
	Achilles Corp.	80,825	1,353
	Iseki & Co. Ltd.	99,757	1,347
	Nitto Kohki Co. Ltd.	67,614	1,342
	Foster Electric Co. Ltd.	124,208	1,338

	Yahagi Construction Co. Ltd.	150,623	1,336
*,^	RPA Holdings Inc.	164,847	1,336
*	Nippon Denko Co. Ltd.	657,617	1,330
	Rokko Butter Co. Ltd.	74,125	1,329
	Enplas Corp.	62,043	1,328
*	Nippon Chemi-Con Corp.	98,163	1,324
	BRONCO BILLY Co. Ltd.	57,887	1,323
	Tanseisha Co. Ltd.	195,506	1,322
	Shibusawa Warehouse Co. Ltd.	58,691	1,317
	Riken Corp.	51,079	1,316
^	Pacific Metals Co. Ltd.	87,521	1,310
	Rheon Automatic Machinery Co. Ltd.	120,861	1,307
*,^	Vision Inc.	166,825	1,301
	Toyo Corp.	136,311	1,296
	Nippon Yakin Kogyo Co. Ltd.	86,857	1,288
	Goldcrest Co. Ltd.	97,767	1,282
	Nissin Sugar Co. Ltd.	71,800	1,281
	Aichi Corp.	152,505	1,278
	Kawada Technologies Inc.	27,599	1,275
	Kurimoto Ltd.	70,113	1,271
	Chiyoda Co. Ltd.	136,064	1,268
	BeNEXT Group Inc.	117,050	1,266
*	Unitika Ltd.	367,900	1,259
	Tamron Co. Ltd.	79,454	1,258
	Hochiki Corp.	102,524	1,255
^	Toho Titanium Co. Ltd.	194,496	1,254
	Michinoku Bank Ltd.	97,413	1,253
	St. Marc Holdings Co. Ltd.	85,332	1,253
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,251
	Fuso Pharmaceutical Industries Ltd.	45,135	1,250
	Sparx Group Co. Ltd.	577,400	1,245
	Hankyu Hanshin REIT Inc.	1,063	1,238
	ZIGExN Co. Ltd.	372,700	1,226
	Shimizu Bank Ltd.	67,977	1,222
	Eagle Industry Co. Ltd.	161,375	1,219
*,^	W-Scope Corp.	176,781	1,217
	K&O Energy Group Inc.	85,018	1,210
	Nichiban Co. Ltd.	77,374	1,209
	Jimoto Holdings Inc.	111,716	1,203
*	Nippon Sharyo Ltd.	44,911	1,201
	Happinet Corp.	88,793	1,200
	Sumitomo Riko Co. Ltd.	223,579	1,197
	Riken Technos Corp.	295,700	1,190
	Teikoku Electric Manufacturing Co. Ltd.	114,854	1,190
	Toho Co. Ltd.	59,173	1,186
^	AOKI Holdings Inc.	235,356	1,184
	CONEXIO Corp.	105,239	1,181
	FAN Communications Inc.	256,471	1,179
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,173
	Tosho Co. Ltd.	95,227	1,172
	Optorun Co. Ltd.	57,406	1,169
	Yorozu Corp.	116,628	1,167
	NichiiGakkan Co. Ltd.	73,530	1,164
	Arakawa Chemical Industries Ltd.	96,278	1,160
	Kyodo Printing Co. Ltd.	46,176	1,158
	Moriroku Holdings Co. Ltd.	66,700	1,157
	Matsuda Sangyo Co. Ltd.	78,607	1,156
	Ryoden Corp.	79,074	1,156

*	Topy Industries Ltd.	105,891	1,154
	Hisaka Works Ltd.	134,936	1,152
	Gurunavi Inc.	167,564	1,150
	Koshidaka Holdings Co. Ltd.	280,689	1,149
^	Yomiuri Land Co. Ltd.	28,688	1,148
	Ministop Co. Ltd.	81,266	1,142
	World Holdings Co. Ltd.	57,291	1,141
	J Trust Co. Ltd.	491,937	1,138
	Tatsuta Electric Wire and Cable Co. Ltd.	194,859	1,135
	FIDEA Holdings Co. Ltd.	1,083,754	1,134
	Tama Home Co. Ltd.	86,000	1,134
	Fujitsu Frontech Ltd.	77,615	1,134
	Tokyo Electron Device Ltd.	37,824	1,132
	Maezawa Kyuso Industries Co. Ltd.	51,364	1,123
	Fuji Pharma Co. Ltd.	93,814	1,115
	Kamakura Shinsho Ltd.	126,600	1,113
	Heroz Inc.	32,700	1,110
	Nippon Parking Development Co. Ltd.	890,781	1,110
	Tsutsumi Jewelry Co. Ltd.	46,523	1,109
	Tomoku Co. Ltd.	69,394	1,107
^	PIA Corp.	35,338	1,091
	SOSiLA Logistics REIT Inc.	823	1,090
^	JP-Holdings Inc.	360,632	1,083
	Nihon Nohyaku Co. Ltd.	221,855	1,083
	JAC Recruitment Co. Ltd.	86,248	1,079
	Toa Corp.	132,225	1,078
	Godo Steel Ltd.	56,079	1,078
	Toyo Kanetsu KK	49,790	1,077
	Itochu Advance Logistics Investment Corp.	763	1,068
	Neturen Co. Ltd.	208,665	1,057
	Tochigi Bank Ltd.	609,057	1,055
	JSP Corp.	68,636	1,052
	SRA Holdings	45,453	1,044
^	WATAMI Co. Ltd.	110,567	1,043
	Pronexus Inc.	87,917	1,041
	France Bed Holdings Co. Ltd.	123,300	1,037
	Hokkaido Gas Co. Ltd.	70,006	1,029
	Onoken Co. Ltd.	96,315	1,029
	Fudo Tetra Corp.	70,353	1,019
	Torishima Pump Manufacturing Co. Ltd.	130,328	1,019
	I-PEX Inc.	48,835	1,013
	Kanamic Network Co. Ltd.	130,900	1,013
	Aiphone Co. Ltd.	69,885	1,010
	Nissin Corp.	66,345	1,009
	ASAHI YUKIZAI Corp.	77,851	1,007
*	OSAKA Titanium Technologies Co. Ltd.	118,003	1,006
	CAC Holdings Corp.	74,880	1,001
	Chiyoda Integre Co. Ltd.	64,427	1,000
*,^	Open Door Inc.	76,284	998
	Nihon Trim Co. Ltd.	27,300	988
*,^	Kourakuen Holdings Corp.	56,133	986
^	Japan Best Rescue System Co. Ltd.	98,576	985
	Sekisui Kasei Co. Ltd.	168,360	976
	Nihon Tokushu Toryo Co. Ltd.	104,572	976
*	COOKPAD Inc.	274,525	975
	Tsukuba Bank Ltd.	509,982	975
	Xebio Holdings Co. Ltd.	134,494	973
	Honeys Holdings Co. Ltd.	99,406	972

	Taisei Lamick Co. Ltd.	36,117	965
	Seika Corp.	68,217	962
	GCA Corp.	149,558	961
^	Link And Motivation Inc.	252,897	955
	Roland DG Corp.	73,229	954
	Studio Alice Co. Ltd.	59,624	954
	Elematec Corp.	101,020	954
	Chori Co. Ltd.	61,953	952
	Zuiko Corp.	97,920	946
	Ichiyoshi Securities Co. Ltd.	209,794	941
	Bank of Saga Ltd.	75,153	935
*,^	Istyle Inc.	305,276	935
	Sanei Architecture Planning Co. Ltd.	65,601	927
	Mirai Corp.	2,446	926
	NS United Kaiun Kaisha Ltd.	67,215	926
	Kitano Construction Corp.	34,691	912
	Artnature Inc.	143,327	910
	Hokkan Holdings Ltd.	66,103	906
	Aisan Industry Co. Ltd.	202,476	905
	Sumida Corp.	127,576	900
	Fujikura Kasei Co. Ltd.	182,278	899
	Sankyo Seiko Co. Ltd.	208,137	892
	Tv Tokyo Holdings Corp.	38,913	890
	Yushin Precision Equipment Co. Ltd.	133,733	890
	Hakuto Co. Ltd.	82,362	879
^	Shin Nippon Biomedical Laboratories Ltd.	124,229	875
	Mars Group Holdings Corp.	51,685	871
	Kita-Nippon Bank Ltd.	44,446	870
	Maezawa Kasei Industries Co. Ltd.	93,558	870
	Melco Holdings Inc.	38,043	865
	Shimojima Co. Ltd.	63,984	860
	Itoki Corp.	249,460	860
	Daisyo Corp.	72,016	857
	NEC Capital Solutions Ltd.	47,537	851
	Shindengen Electric Manufacturing Co. Ltd.	44,378	848
	Airtrip Corp.	62,644	843
	Corona Corp. Class A	89,691	842
	SMK Corp.	31,019	840
	Nisso Corp.	109,300	839
	Meiko Network Japan Co. Ltd.	119,294	836
	One REIT Inc.	348	826
	Chuo Spring Co. Ltd.	27,263	818
	Yushiro Chemical Industry Co. Ltd.	64,612	815
	Wowow Inc.	30,633	813
*	FDK Corp.	84,263	811
^	Central Sports Co. Ltd.	35,454	804
	Kojima Co. Ltd.	151,201	793
	Toli Corp.	300,768	792
	Hito Communications Holdings Inc.	60,129	787
	Okura Industrial Co. Ltd.	52,159	787
	Tokyo Energy & Systems Inc.	110,005	781
*	Mitsuba Corp.	221,871	778
	Tokyo Rakutenchi Co. Ltd.	17,452	774
	Kyokuto Securities Co. Ltd.	132,842	771
	Juki Corp.	176,129	765
	CMIC Holdings Co. Ltd.	59,210	763
*,^	KNT-CT Holdings Co. Ltd.	69,863	742
	CRE Logistics REIT Inc.	498	740

	Chuetsu Pulp & Paper Co. Ltd.	50,703	735
*,^	CHIMNEY Co. Ltd.	55,532	726
	Gun-Ei Chemical Industry Co. Ltd.	27,199	722
^	Sanoh Industrial Co. Ltd.	131,782	715
	Aeon Fantasy Co. Ltd.	45,544	710
*,^	Gunosy Inc.	79,800	706
	Starts Proceed Investment Corp.	355	698
	Fujita Kanko Inc.	46,051	687
	Osaka Steel Co. Ltd.	67,527	677
	LIXIL VIVA Corp.	27,400	676
	Krosaki Harima Corp.	23,787	675
^	Tokyo Individualized Educational Institute Inc.	121,387	671
	Inaba Seisakusho Co. Ltd.	51,448	669
	Kitagawa Corp.	47,870	665
	Kato Works Co. Ltd.	61,446	655
*	Akebono Brake Industry Co. Ltd.	463,971	655
*	Airtech Japan Ltd.	48,200	651
	Star Asia Investment Corp.	1,544	644
	Sac's Bar Holdings Inc.	116,961	643
^	Takamiya Co. Ltd.	109,775	643
	Takaoka Toko Co. Ltd.	62,022	632
	Toa Oil Co. Ltd.	38,449	618
	Ohara Inc.	47,987	602
	Takihyo Co. Ltd.	32,385	585
	Takara Leben Real Estate Investment Corp.	685	569
	Japan Cash Machine Co. Ltd.	97,177	548
	Gecoss Corp.	61,164	548
	Kasai Kogyo Co. Ltd.	162,017	547
	Mitsubishi Paper Mills Ltd.	160,325	530
	Cleanup Corp.	104,814	513
	Mori Trust Hotel Reit Inc.	480	499
	Samty Residential Investment Corp.	489	474
	Ateam Inc.	63,015	472
	Nippon Coke & Engineering Co. Ltd.	787,278	466
	Linical Co. Ltd.	56,843	459
	Airport Facilities Co. Ltd.	101,608	450
*	Aplus Financial Co. Ltd.	596,261	434
	Daikoku Denki Co. Ltd.	43,834	423
	Taiho Kogyo Co. Ltd.	77,263	415
	Jamco Corp.	59,211	376
*	Funai Electric Co. Ltd.	82,615	373
	Nakayama Steel Works Ltd.	107,585	366
*,^	Tokyo Base Co. Ltd.	93,810	354
*	Tateru Inc.	186,055	347
*,^	Right On Co. Ltd.	63,885	344
	Paris Miki Holdings Inc.	120,822	338
*,^	Laox Co. Ltd.	137,705	248
			27,365,739
Luxembourg (0.0%)
*,§	Aroundtown Tender Line	772,656	4,530

Netherlands (3.5%)
	ASML Holding NV	2,564,337	947,202
	Unilever NV	9,333,978	566,831
*,1	Adyen NV	172,008	317,268
	Koninklijke Philips NV	5,849,239	276,198
*	Prosus NV	2,780,276	256,628

	Koninklijke Ahold Delhaize NV	6,897,562	203,879
	Koninklijke DSM NV	1,108,706	182,529
*	ING Groep NV	25,102,714	179,156
	Wolters Kluwer NV	1,711,528	145,998
	Heineken NV	1,528,488	136,077
	Akzo Nobel NV	1,229,210	124,238
^	NN Group NV	2,001,117	75,010
*	ArcelorMittal SA	4,519,824	60,129
	Heineken Holding NV	678,098	52,843
	Koninklijke KPN NV	21,318,189	50,020
*	Galapagos NV	306,486	43,451
	Imcd NV	365,285	43,445
	ASM International NV	299,930	42,993
*	Randstad NV	707,082	36,871
^	Unibail-Rodamco-Westfield	865,983	31,937
*,1	Signify NV	810,928	29,994
	ASR Nederland NV	891,375	29,980
	Aegon NV (XAMS)	10,911,503	28,242
	Koninklijke Vopak NV	423,866	23,857
*,1	Just Eat Takeaway.com NV (XAMS)	207,699	23,251
*,1	ABN AMRO Bank NV	2,669,297	22,314
	Aalberts NV	620,241	22,304
	BE Semiconductor Industries NV	456,077	19,553
	Corbion NV	377,464	17,358
*	Altice Europe NV	3,565,250	16,975
	SBM Offshore NV	1,031,359	16,452
*	JDE Peet's BV	396,514	16,125
*	Boskalis Westminster	521,738	10,350
*	Arcadis NV	463,297	10,056
	TKH Group NV	273,295	9,971
1	Intertrust NV	562,245	9,571
*	PostNL NV	3,036,703	9,219
*,1	GrandVision NV	315,010	8,793
	Aperam SA	301,131	8,473
*	Oci NV	612,598	7,852
1	Flow Traders	178,618	7,138
*,1	Basic-Fit NV	264,531	6,303
	Nsi NV	118,553	4,170
*	Accell Group NV	141,866	3,935
*	Sligro Food Group NV	218,410	3,901
	Eurocommercial Properties NV	312,228	3,617
*	TomTom NV	435,414	3,264
^	AMG Advanced Metallurgical Group NV	180,246	2,972
^	Vastned Retail NV	108,537	2,900
^	Wereldhave NV	267,849	2,442
*,^	Fugro NV	570,643	2,231
*,1	NIBC Holding NV	239,504	2,079
*	Koninklijke BAM Groep NV	1,577,508	1,992
	ForFarmers NV	228,864	1,399
1	B&S Group Sarl	151,752	1,176
	Aegon NV (XNYS)	405,926	1,039
*	Brunel International NV	125,543	952
*	Altice Europe NV Class B	101,944	485
			4,165,388
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,641,535	80,371
*	a2 Milk Co. Ltd.	4,717,913	48,017

Auckland International Airport Ltd.	7,606,936	36,923
Spark New Zealand Ltd.	11,774,142	36,739
Meridian Energy Ltd.	7,896,354	25,970
Ryman Healthcare Ltd.	2,629,720	24,706
Contact Energy Ltd.	4,642,218	20,543
Chorus Ltd.	2,839,536	16,270
Mercury NZ Ltd.	4,333,600	14,664
* Fletcher Building Ltd.	5,302,728	13,568
Infratil Ltd.	3,271,962	10,843
Goodman Property Trust	6,948,691	10,836
EBOS Group Ltd.	597,560	9,700
SKYCITY Entertainment Group Ltd.	4,860,130	9,643
Summerset Group Holdings Ltd.	1,452,536	8,687
Precinct Properties New Zealand Ltd.	6,820,950	7,646
Kiwi Property Group Ltd.	10,058,465	7,086
* Pushpay Holdings Ltd.	1,161,522	6,841
Genesis Energy Ltd.	3,263,004	6,360
Z Energy Ltd.	2,988,173	5,446
Freightways Ltd.	1,014,305	5,224
Argosy Property Ltd.	5,244,917	4,742
Vital Healthcare Property Trust	2,398,949	4,726
Vector Ltd.	1,626,520	4,625
* Metlifecare Ltd.	1,081,724	4,281
* Arvida Group Ltd.	3,449,298	3,876
* Kathmandu Holdings Ltd.	3,679,694	3,068
* Air New Zealand Ltd.	3,199,869	2,919
Heartland Group Holdings Ltd.	2,772,879	2,339
Scales Corp. Ltd.	708,096	2,297
* Synlait Milk Ltd.	615,907	2,240
Oceania Healthcare Ltd.	2,262,103	1,723
* Restaurant Brands New Zealand Ltd.	196,945	1,554
* Vista Group International Ltd.	1,324,652	1,459
Tourism Holdings Ltd.	941,344	1,390
* SKY Network Television Ltd.	10,889,596	1,026
* New Zealand Refining Co. Ltd.	1,207,954	488
		448,836
Norway (0.7%)
* Dnb ASA	6,716,760	93,569
Equinor ASA	6,166,032	87,358
Telenor ASA	4,024,534	67,567
Orkla ASA	4,902,020	49,473
Mowi ASA	2,742,947	48,802
Yara International ASA	1,110,285	42,723
* TOMRA Systems ASA	749,081	32,450
* Adevinta ASA Class B	1,452,846	24,974
* Schibsted ASA Class B	597,500	23,804
* Norsk Hydro ASA	8,583,620	23,693
* Schibsted ASA Class A	520,494	23,092
Gjensidige Forsikring ASA	1,069,485	21,705
* Bakkafrost P/F	325,592	21,007
* Salmar ASA	334,128	18,936
* Storebrand ASA	3,010,429	15,858
* Nel ASA	8,622,213	15,676
1 Entra ASA	1,072,214	15,068
1 Scatec Solar ASA	646,279	14,926
Aker BP ASA	695,513	10,872
* Subsea 7 SA	1,494,733	10,743

	Borregaard ASA	634,928	9,756
*	Nordic Semiconductor ASA	921,022	9,502
	Leroy Seafood Group ASA	1,636,824	9,399
*	SpareBank 1 SR-Bank ASA	1,131,855	9,366
	TGS NOPEC Geophysical Co. ASA	739,787	9,028
*	Veidekke ASA	691,070	8,896
	SpareBank 1 SMN	821,371	7,425
*	Norwegian Finans Holding ASA	1,014,974	7,392
	Kongsberg Gruppen ASA	486,428	7,306
	Aker ASA	156,643	6,749
	Atea ASA	526,421	6,486
	Austevoll Seafood ASA	574,687	4,787
*,1	Sbanken ASA	529,682	3,828
	Frontline Ltd.	575,875	3,792
1	Elkem ASA	1,570,232	3,348
	Grieg Seafood ASA	351,204	3,209
*	Bonheur ASA	127,942	3,027
	Norway Royal Salmon ASA	102,336	2,348
1	BW LPG Ltd.	503,327	2,079
	Dno ASA	3,960,316	1,964
	Sparebank 1 Oestlandet	185,448	1,744
	BW Offshore Ltd.	579,556	1,641
	Stolt-Nielsen Ltd.	167,240	1,469
	Wallenius Wilhelmsen ASA	658,747	1,009
	Ocean Yield ASA	309,324	743
*	BW Energy Ltd.	379,908	687
*	Aker Carbon Capture AS	130,236	83
*	Aker Offshore Wind Holding AS	130,236	71
			789,430
Poland (0.2%)
*	CD Projekt SA	400,902	43,409
*	Powszechna Kasa Oszczednosci Bank Polski SA	5,508,975	30,236
*	KGHM Polska Miedz SA	876,266	26,815
	Polski Koncern Naftowy ORLEN SA	1,995,509	23,683
*	Powszechny Zaklad Ubezpieczen SA	3,603,580	23,125
*,1	Dino Polska SA	309,107	18,183
	Polskie Gornictwo Naftowe i Gazownictwo SA	11,164,273	14,606
*	Bank Polska Kasa Opieki SA	1,018,144	13,263
*	Cyfrowy Polsat SA	1,720,572	12,042
1	PLAY Communications SA	975,037	9,743
*	Lpp SA	5,467	9,291
*	PGE Polska Grupa Energetyczna SA	4,692,667	7,792
*	Orange Polska SA	4,317,559	7,641
*	Santander Bank Polska SA	189,192	6,976
	Asseco Poland SA	361,521	6,500
	Grupa Lotos SA	623,515	5,562
*	Kruk SA	104,213	3,545
*	mBank SA	81,502	3,518
	Kernel Holding SA	331,267	3,428
*	Tauron Polska Energia SA	5,924,301	3,369
*	Bank Millennium SA	3,948,670	2,824
*	Ccc SA	186,283	2,282
	Warsaw Stock Exchange	184,743	2,167
*,^	AmRest Holdings SE	455,872	2,076
*,^	Jastrzebska Spolka Weglowa SA	310,348	2,068
*,^	Alior Bank SA	593,698	2,061
*	Enea SA	1,353,889	1,999

*	Grupa Azoty SA	312,257	1,963
*	Bank Handlowy w Warszawie SA	205,215	1,949
*	Eurocash SA	521,356	1,941
*,^	Energa SA	524,858	1,128
*	Ciech SA	158,367	1,122
*	TEN Square Games SA	501	74
			296,381
Portugal (0.2%)
	EDP - Energias de Portugal SA	18,052,601	88,764
	Galp Energia SGPS SA	3,312,892	30,729
	Jeronimo Martins SGPS SA	1,567,173	25,201
	EDP Renovaveis SA	971,625	16,130
	REN - Redes Energeticas Nacionais SGPS SA	2,486,971	6,915
	Nos Sgps SA	1,430,646	5,072
*	Banco Comercial Portugues SA	49,868,428	4,700
	Sonae SGPS SA	6,078,737	4,122
	Navigator Co. SA	1,647,878	4,112
*	CTT-Correios de Portugal SA	953,283	2,818
	Corticeira Amorim SGPS SA	213,095	2,629
	Altri SGPS SA	458,666	2,014
	Semapa-Sociedade de Investimento e Gestao	155,718	1,394
*,^	Mota-Engil SGPS SA	620,182	788
*	Banco Espirito Santo SA	10,412,510	—
			195,388
Singapore (1.0%)
	DBS Group Holdings Ltd.	11,458,719	168,459
	Oversea-Chinese Banking Corp. Ltd.	22,056,852	137,166
	United Overseas Bank Ltd.	8,243,255	116,124
	Singapore Telecommunications Ltd.	47,754,189	74,739
	Ascendas REIT	18,832,411	45,065
	Wilmar International Ltd.	13,602,298	44,165
	Singapore Exchange Ltd.	5,282,180	35,627
	CapitaLand Ltd.	16,061,127	32,112
	Keppel Corp. Ltd.	9,258,065	30,327
	Singapore Technologies Engineering Ltd.	9,763,126	24,880
	Mapletree Industrial Trust	10,495,473	24,867
	Mapletree Logistics Trust	16,338,343	24,610
	Venture Corp. Ltd.	1,678,440	23,832
	CapitaLand Mall Trust	15,387,533	21,900
	CapitaLand Commercial Trust	17,516,669	21,240
	Singapore Airlines Ltd.	8,145,956	20,846
	Mapletree Commercial Trust	14,063,205	20,203
	Genting Singapore Ltd.	37,240,748	18,383
	City Developments Ltd.	2,986,064	16,810
	Keppel DC REIT	7,827,266	16,730
	Frasers Logistics & Commercial Trust	16,014,500	16,397
	UOL Group Ltd.	3,161,137	15,533
	Suntec REIT	13,172,062	14,123
	ComfortDelGro Corp. Ltd.	13,093,558	13,608
	NetLink NBN Trust	18,629,328	13,337
	Keppel REIT	12,542,632	9,896
	Mapletree North Asia Commercial Trust	14,264,083	9,877
	Frasers Centrepoint Trust	5,548,057	9,808
	Keppel Infrastructure Trust	22,906,194	9,178
	Jardine Cycle & Carriage Ltd.	639,391	8,487
	SATS Ltd.	4,019,401	8,394
	Singapore Press Holdings Ltd.	10,173,083	7,795

	Parkway Life REIT	2,462,430	7,504
	Ascott Residence Trust	11,376,505	7,492
	Manulife US REIT	9,071,401	6,749
*	Sembcorp Marine Ltd.	59,626,949	6,445
	Sembcorp Industries Ltd.	5,755,811	5,695
	Ascendas India Trust	5,442,200	5,507
	Hutchison Port Holdings Trust	32,824,316	5,419
	Singapore Post Ltd.	9,881,859	4,692
	Cromwell European REIT	8,000,800	4,569
	Golden Agri-Resources Ltd.	41,410,523	4,332
	Esr-Reit	14,910,532	4,238
	CDL Hospitality Trusts	5,003,414	3,891
	CapitaLand Retail China Trust	4,698,953	3,846
	Olam International Ltd.	3,994,900	3,706
	AEM Holdings Ltd.	1,287,000	3,670
	OUE Commercial REIT	13,780,332	3,622
	Raffles Medical Group Ltd.	6,045,012	3,591
	Keppel Pacific Oak US REIT	4,906,700	3,582
	Sheng Siong Group Ltd.	2,719,065	3,215
	StarHub Ltd.	3,641,616	3,210
	Wing Tai Holdings Ltd.	2,390,153	3,055
	ARA LOGOS Logistics Trust	6,679,519	3,049
	Aims Apac Reit	3,405,400	3,009
	First Resources Ltd.	3,272,927	2,916
	Starhill Global REIT	8,899,092	2,892
	Lendlease Global Commercial REIT	5,584,600	2,807
	Prime US REIT	3,266,778	2,702
	Far East Hospitality Trust	6,274,210	2,551
	Sph Reit	3,736,009	2,428
	Soilbuild Business Space REIT	5,866,056	2,160
	Frasers Property Ltd.	2,279,058	1,947
	SIA Engineering Co. Ltd.	1,493,128	1,839
	Frasers Hospitality Trust	5,218,692	1,656
	Sabana Shari'ah Compliant Industrial REIT	6,155,301	1,654
*	Yoma Strategic Holdings Ltd.	7,479,468	1,576
§	Best World International Ltd.	1,646,200	1,565
*	Thomson Medical Group Ltd.	42,110,700	1,485
	Silverlake Axis Ltd.	5,073,661	1,087
	First REIT	3,389,782	1,085
	Asian Pay Television Trust	11,559,936	1,052
*	COSCO Shipping International Singapore Co. Ltd.	6,207,100	852
	Lippo Malls Indonesia Retail Trust	12,911,976	764
	Bumitama Agri Ltd.	1,820,023	648
§	Eagle Hospitality Trust	4,532,200	621
*,^,§	Hyflux Ltd.	2,817,700	433
*,§	Noble Group Ltd.	4,883,318	290
*,^,§	Ezra Holdings Ltd.	10,329,900	83
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,195,699
South Korea (4.8%)
	Samsung Electronics Co. Ltd.	28,899,275	1,434,680
	SK Hynix Inc.	3,319,037	237,918
	NAVER Corp.	849,085	215,770
	Samsung Electronics Co. Ltd. Preference Shares	4,368,555	188,027
	LG Chem Ltd.	291,446	162,676
*	Celltrion Inc.	662,949	145,825
	Hyundai Motor Co.	896,670	136,581

	Samsung SDI Co. Ltd.	336,528	124,320
1	Samsung Electronics Co. Ltd. GDR	85,419	108,305
	Kakao Corp.	345,728	107,505
	Hyundai Mobis Co. Ltd.	412,845	80,994
	KB Financial Group Inc.	2,469,418	79,515
	NCSoft Corp.	107,241	73,903
	Posco	436,390	73,058
	LG Household & Health Care Ltd.	56,002	69,110
	Shinhan Financial Group Co. Ltd.	2,903,159	68,110
	Kia Motors Corp.	1,644,209	65,936
	LG Electronics Inc.	654,068	51,235
*,1	Samsung Biologics Co. Ltd.	85,231	50,247
	KT&G Corp.	708,805	50,057
	Samsung C&T Corp.	535,481	48,056
	Hana Financial Group Inc.	1,839,928	44,201
	Samsung Electro -Mechanics Co. Ltd.	356,134	42,205
	SK Innovation Co. Ltd.	346,157	41,025
	LG Corp.	575,724	36,555
*	Celltrion Healthcare Co. Ltd.	452,478	33,941
	SK Holdings Co. Ltd.	198,638	33,539
	Samsung Fire & Marine Insurance Co. Ltd.	201,610	31,408
	Samsung SDS Co. Ltd.	203,296	29,431
	Amorepacific Corp.	201,883	28,145
	Woori Financial Group Inc.	3,466,920	25,350
*	Korea Electric Power Corp.	1,450,783	25,279
*,^	HLB Inc.	280,120	24,693
*	Coway Co. Ltd.	359,890	24,477
*	Shin Poong Pharmaceutical Co. Ltd.	206,968	22,300
	Samsung Life Insurance Co. Ltd.	406,266	21,202
	Seegene Inc.	91,540	20,641
	Korea Zinc Co. Ltd.	63,148	20,381
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	276,154	19,476
*	LG Display Co. Ltd.	1,417,739	18,572
	SK Telecom Co. Ltd.	90,316	18,360
	Alteogen Inc.	117,342	18,005
^	Mirae Asset Daewoo Co. Ltd.	2,420,693	17,514
	Hyundai Motor Co. 2nd Preference Shares	226,655	17,106
	Hanwha Solutions Corp.	516,899	16,956
	CJ CheilJedang Corp.	50,013	16,881
	Yuhan Corp.	292,080	16,041
	Lotte Chemical Corp.	93,982	15,755
	Orion Corp.	139,059	15,582
*,^,1	Netmarble Corp.	108,828	15,397
	E-MART Inc.	126,231	15,251
	Korea Investment Holdings Co. Ltd.	244,397	15,105
	SK Chemicals Co. Ltd.	57,358	14,573
	Hyundai Glovis Co. Ltd.	118,471	14,567
	LG Chem Ltd. Preference Shares	51,781	14,140
*	Genexine Co. Ltd.	115,790	14,126
	Hankook Tire & Technology Co. Ltd.	479,908	12,932
	Hotel Shilla Co. Ltd.	198,927	12,883
*	Samsung Heavy Industries Co. Ltd.	2,791,886	12,691
	Kangwon Land Inc.	677,657	12,459
	SK Telecom Co. Ltd. ADR	554,580	12,434
*,^	KMW Co. Ltd.	183,541	12,267
	LG Uplus Corp.	1,225,241	12,038
	Hyundai Heavy Industries Holdings Co. Ltd.	64,574	12,006
	Hyundai Engineering & Construction Co. Ltd.	461,266	11,974

	LG Innotek Co. Ltd.	89,492	11,810
	Daelim Industrial Co. Ltd.	175,051	11,570
	S-Oil Corp.	263,318	11,565
*	Celltrion Pharm Inc.	116,294	11,235
^	Hanjin Kal Corp.	188,457	11,084
	Industrial Bank of Korea	1,614,021	11,026
	DB Insurance Co. Ltd.	285,104	11,018
	Hanon Systems	1,030,210	10,879
*	HMM Co. Ltd.	1,761,892	10,818
	Hanmi Pharm Co. Ltd.	45,857	10,721
	Samsung Securities Co. Ltd.	406,088	10,612
	Fila Holdings Corp.	335,322	10,479
	Kumho Petrochemical Co. Ltd.	110,611	10,377
	Hyundai Motor Co. Preference Shares	143,691	10,374
	Douzone Bizon Co. Ltd.	114,525	10,206
	Hyundai Steel Co.	484,717	10,187
*	Doosan Heavy Industries & Construction Co. Ltd.	884,706	10,114
	POSCO Chemical Co. Ltd.	136,019	9,725
	S-1 Corp.	121,964	9,145
*	Samsung Engineering Co. Ltd.	1,014,326	9,113
*	Korean Air Lines Co. Ltd.	559,737	8,998
	SKC Co. Ltd.	122,574	8,668
	GS Holdings Corp.	325,465	8,617
	LG Household & Health Care Ltd. Preference Shares	13,786	8,330
	BNK Financial Group Inc.	1,857,101	8,035
	Cheil Worldwide Inc.	448,472	8,033
	Shinsegae Inc.	44,291	8,014
	Korea Aerospace Industries Ltd.	409,171	7,935
	GS Engineering & Construction Corp.	377,718	7,780
	MedPacto Inc.	80,019	7,734
	AMOREPACIFIC Group	183,558	7,649
	CJ ENM Co. Ltd.	61,140	7,436
	Hyundai Marine & Fire Insurance Co. Ltd.	382,153	7,311
	DB HiTek Co. Ltd.	227,263	7,281
*	CJ Logistics Corp.	47,068	7,137
*	Hanall Biopharma Co. Ltd.	233,576	6,751
*	HLB Life Science CO Ltd.	255,303	6,748
	Hansol Chemical Co. Ltd.	52,466	6,719
*,^	Pearl Abyss Corp.	38,830	6,687
*	Cellivery Therapeutics Inc.	38,515	6,664
	Mando Corp.	216,307	6,584
	Green Cross Corp.	34,361	6,519
	NH Investment & Securities Co. Ltd.	827,990	6,466
	GeneOne Life Science Inc.	251,149	6,427
*,^	Doosan Infracore Co. Ltd.	856,146	6,406
*	WONIK IPS Co. Ltd.	223,922	6,368
	Chong Kun Dang Pharmaceutical Corp.	44,250	6,264
	LEENO Industrial Inc.	59,100	6,224
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	306,091	6,210
	Ecopro BM Co. Ltd.	53,146	6,186
*	Hugel Inc.	39,498	6,156
	KIWOOM Securities Co. Ltd.	71,991	6,114
	Com2uSCorp	61,533	6,024
*	Oscotec Inc.	153,593	6,022
	LG Electronics Inc. Preference Shares	205,264	5,957
	Hite Jinro Co. Ltd.	192,380	5,952
	Koh Young Technology Inc.	76,567	5,859
	SK Materials Co. Ltd.	29,851	5,797

	Hanssem Co. Ltd.	63,357	5,791
	CJ Corp.	82,302	5,715
	Ilyang Pharmaceutical Co. Ltd.	84,313	5,687
*	OCI Co. Ltd.	116,595	5,653
	JYP Entertainment Corp.	172,518	5,603
	Hanwha Corp.	258,948	5,568
	NongShim Co. Ltd.	20,201	5,419
	HDC Hyundai Development Co -Engineering & Construction	296,288	5,391
	Bukwang Pharmaceutical Co. Ltd.	220,854	5,378
*	Pharmicell Co. Ltd.	345,661	5,344
	Meritz Securities Co. Ltd.	1,876,252	5,200
*	LegoChem Biosciences Inc.	103,183	5,166
	Hyundai Elevator Co. Ltd.	145,736	5,083
	Dongsuh Cos. Inc.	198,861	5,046
	LS Corp.	110,451	4,958
	Medytox Inc.	27,393	4,954
*	Hanwha Aerospace Co. Ltd.	228,061	4,938
*	Doosan Fuel Cell Co. Ltd.	133,655	4,895
	GS Retail Co. Ltd.	170,730	4,893
	LOTTE Fine Chemical Co. Ltd.	113,942	4,829
	Lotte Shopping Co. Ltd.	70,572	4,731
	Dongjin Semichem Co. Ltd.	185,654	4,686
	Samsung Card Co. Ltd.	193,333	4,668
	LS Electric Co. Ltd.	96,560	4,667
	DGB Financial Group Inc.	980,555	4,594
	Hanmi Science Co. ltd	90,582	4,549
	Youngone Corp.	191,574	4,542
	Ecopro Co. Ltd.	118,872	4,537
*	NHN KCP Corp.	77,562	4,534
^	Hyundai Department Store Co. Ltd.	93,692	4,505
*	Soulbrain Co. Ltd.	24,200	4,484
	Eo Technics Co. Ltd.	52,856	4,477
*	Mezzion Pharma Co. Ltd.	31,220	4,475
*	GemVax & Kael Co. Ltd.	223,298	4,407
*,^	Helixmith Co. Ltd.	144,944	4,401
*	Chabiotech Co. Ltd.	266,988	4,327
^	Cosmax Inc.	43,266	4,280
*	Ace Technologies Corp.	190,224	4,247
*	Hyundai Rotem Co. Ltd.	306,941	4,196
	BGF retail Co. Ltd.	39,557	4,183
	Iljin Materials Co. Ltd.	108,101	4,167
	Lotte Corp.	166,709	4,062
*	Amicogen Inc.	108,603	4,042
*	Binex Co. Ltd.	150,978	4,020
*	ABLBio Inc.	151,322	3,999
	Sam Chun Dang Pharm Co. Ltd.	85,036	3,981
	Ottogi Corp.	8,017	3,899
*	NHN Corp.	61,113	3,880
*	Chunbo Co. Ltd.	26,630	3,861
	Meritz Fire & Marine Insurance Co. Ltd.	349,678	3,841
	L&F Co. Ltd.	108,140	3,812
	Kolon Industries Inc.	116,980	3,766
*	Yungjin Pharmaceutical Co. Ltd.	540,062	3,744
*	Enzychem Lifesciences Corp.	40,150	3,739
	KCC Corp.	29,905	3,725
	Kolmar Korea Co. Ltd.	94,740	3,724
	SFA Engineering Corp.	112,769	3,671
	Green Cross Holdings Corp.	183,389	3,658

	Posco International Corp.	318,532	3,637
	DoubleUGames Co. Ltd.	56,819	3,610
	NICE Information Service Co. Ltd.	214,277	3,609
	SK Discovery Co. Ltd.	65,752	3,602
	Doosan Bobcat Inc.	154,223	3,560
	Korea Gas Corp.	168,615	3,540
*,^,§	SillaJen Inc.	340,708	3,525
	JB Financial Group Co. Ltd.	913,332	3,520
	Daewoong Co. Ltd.	133,405	3,504
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	29,454	3,484
	SK Networks Co. Ltd.	857,988	3,483
*	Zinus Inc.	49,502	3,482
	Hyundai Wia Corp.	100,436	3,473
	Mirae Asset Daewoo Co. Ltd. Preference Shares	924,536	3,468
*	Pan Ocean Co. Ltd.	1,188,041	3,459
	DongKook Pharmaceutical Co. Ltd.	147,510	3,451
	Seoul Semiconductor Co. Ltd.	234,590	3,442
*	Korea Electric Power Corp. ADR	393,856	3,430
*	ST Pharm Co. Ltd.	56,360	3,416
*	CrystalGenomics Inc.	222,060	3,401
	Hyosung Corp.	54,486	3,394
	Korean Reinsurance Co.	527,226	3,357
*	RFHIC Corp.	95,183	3,341
^	Innocean Worldwide Inc.	72,966	3,330
	Paradise Co. Ltd.	281,966	3,307
	Ssangyong Cement Industrial Co. Ltd.	655,471	3,292
	Hyundai Mipo Dockyard Co. Ltd.	129,152	3,268
*	YG Entertainment Inc.	65,258	3,218
*	SM Entertainment Co. Ltd.	105,333	3,211
*	Webzen Inc.	104,573	3,149
	F&F Co. Ltd.	41,471	3,149
	IS Dongseo Co. Ltd.	89,085	3,107
	KEPCO Plant Service & Engineering Co. Ltd.	133,132	3,081
*	S&S Tech Corp.	92,969	3,078
	Amorepacific Corp. Preference Shares	62,345	3,070
*,^	G-treeBNT Co. Ltd.	132,900	3,017
*	Telcon RF Pharmaceutical Inc.	453,804	3,010
*	L&C Bio Co. Ltd.	25,652	2,984
	Hanjin Transportation Co. Ltd.	77,402	2,850
*,^	Kumho Tire Co. Inc.	900,835	2,833
*,^	Komipharm International Co. Ltd.	225,822	2,814
	Daou Technology Inc.	153,386	2,807
	Daesang Corp.	125,871	2,800
*	Studio Dragon Corp.	38,537	2,762
	NEPES Corp.	102,684	2,753
*	BH Co. Ltd.	148,468	2,684
*	Daewoo Engineering & Construction Co. Ltd.	1,119,926	2,661
*	TY Holdings Co. Ltd.	125,126	2,616
*	Medipost Co. Ltd.	92,491	2,566
	Foosung Co. Ltd.	319,784	2,559
*	CMG Pharmaceutical Co. Ltd.	675,393	2,555
*,^	Naturecell Co. Ltd.	304,606	2,553
	Daewoong Pharmaceutical Co. Ltd.	28,386	2,539
*	Lotte Tour Development Co. Ltd.	190,297	2,504
	Poongsan Corp.	122,471	2,486
^	Dawonsys Co. Ltd.	139,487	2,477
	Korea Petrochemical Ind Co. Ltd.	17,394	2,474
*	CJ CGV Co. Ltd.	128,379	2,460

*,^	Kuk-il Paper Manufacturing Co. Ltd.	513,055	2,439
*,^	Hyosung Advanced Materials Corp.	20,372	2,426
	LOTTE Reit Co. Ltd.	548,324	2,425
	Huchems Fine Chemical Corp.	135,815	2,392
	Daishin Securities Co. Ltd.	232,151	2,384
*,^	Doosan Solus Co. Ltd.	70,851	2,382
	AfreecaTV Co. Ltd.	45,953	2,302
	JW Pharmaceutical Corp.	79,777	2,295
	Hyundai Home Shopping Network Corp.	37,566	2,293
	OptoElectronics Solutions Co. Ltd.	47,743	2,287
	Handsome Co. Ltd.	87,730	2,263
	Hanwha Life Insurance Co. Ltd.	1,718,517	2,242
	Mcnex Co. Ltd.	72,092	2,230
	Dong-A ST Co. Ltd.	28,071	2,227
	Tokai Carbon Korea Co. Ltd.	27,270	2,219
	Hankook Technology Group Co. Ltd.	153,497	2,207
	Silicon Works Co. Ltd.	56,543	2,175
*	ITM Semiconductor Co. Ltd.	43,798	2,168
	Ahnlab Inc.	38,362	2,163
*	Asiana Airlines Inc.	648,810	2,159
	Daea TI Co. Ltd.	359,056	2,149
	Samwha Capacitor Co. Ltd.	45,867	2,137
	LG International Corp.	161,661	2,131
	HDC Holdings Co. Ltd.	235,933	2,130
*	Ananti Inc.	266,330	2,130
	PI Advanced Materials Co. Ltd.	85,604	2,120
	Posco ICT Co. Ltd.	357,754	2,119
	Hyosung TNC Co. Ltd.	19,098	2,093
	AbClon Inc.	74,682	2,083
	Hyundai Greenfood Co. Ltd.	327,534	2,076
	Partron Co. Ltd.	239,406	2,072
	Eugene Technology Co. Ltd.	86,278	2,068
	Dong-A Socio Holdings Co. Ltd.	19,253	2,063
*	SFA Semicon Co. Ltd.	474,580	2,060
	Samyang Holdings Corp.	37,387	2,041
	HS Industries Co. Ltd.	286,809	2,033
	S&T Motiv Co. Ltd.	46,362	2,016
*	Duk San Neolux Co. Ltd.	74,443	2,006
*	Osstem Implant Co. Ltd.	60,516	2,003
*	Dongkuk Steel Mill Co. Ltd.	365,345	1,981
	GS Home Shopping Inc.	17,928	1,978
*	Cafe24 Corp.	38,670	1,973
	NICE Holdings Co. Ltd.	126,639	1,973
*	DIO Corp.	73,924	1,969
	Shinsegae International Inc.	15,090	1,952
	Hana Tour Service Inc.	57,295	1,917
	LOTTE Himart Co. Ltd.	73,816	1,907
	TES Co. Ltd.	87,029	1,904
	Huons Co. Ltd.	35,600	1,902
	Taekwang Industrial Co. Ltd.	3,407	1,894
*	Hyosung Heavy Industries Corp.	39,263	1,893
*	Daeduck Electronics Co. Ltd.	206,053	1,878
	LIG Nex1 Co. Ltd.	67,713	1,859
*	NKMax Co. Ltd.	150,840	1,841
*	Hyundai Electric & Energy System Co. Ltd.	140,669	1,839
*	Hyundai Bioscience Co. Ltd.	195,161	1,835
	LG Hausys Ltd.	37,993	1,835
	Jeil Pharmaceutical Co. Ltd.	48,063	1,781

^	Hanwha Corp. Preference Shares	161,307	1,777
	Chongkundang Holdings Corp.	19,363	1,761
*	iNtRON Biotechnology Inc.	140,806	1,754
	Lotte Chilsung Beverage Co. Ltd.	22,662	1,739
	Dongwon Industries Co. Ltd.	9,679	1,726
	Hansae Co. Ltd.	110,958	1,707
*	Hyundai Construction Equipment Co. Ltd.	75,533	1,706
*	Neowiz	77,979	1,704
*	Namsun Aluminum Co. Ltd.	371,961	1,673
	Korea Electric Terminal Co. Ltd.	43,419	1,671
	Mirae Asset Life Insurance Co. Ltd.	503,338	1,650
	Wemade Co. Ltd.	51,776	1,647
*	Eutilex Co. Ltd.	54,946	1,645
*	KH Vatec Co. Ltd.	95,038	1,622
^	Toptec Co. Ltd.	116,323	1,614
	Kwang Dong Pharmaceutical Co. Ltd.	193,657	1,614
*,^	Peptron Inc.	89,917	1,613
	Binggrae Co. Ltd.	31,845	1,611
*	Hancom Inc.	98,567	1,594
	Shinhan Financial Group Co. Ltd. ADR	68,495	1,573
*	Innox Advanced Materials Co. Ltd.	38,573	1,567
	Meritz Financial Group Inc.	196,831	1,531
	SK Securities Co. Ltd.	2,459,674	1,513
*	Insun ENT Co. Ltd.	191,100	1,492
*	Aprogen pharmaceuticals Inc.	1,345,802	1,472
	Korea Real Estate Investment & Trust Co. Ltd.	972,620	1,463
*	Anterogen Co. Ltd.	32,535	1,462
*	Feelux Co. Ltd.	488,899	1,454
	SK Bioland Co. Ltd.	69,481	1,452
	Doosan Co. Ltd.	35,752	1,431
	Hyosung Chemical Corp.	13,518	1,427
	SK Gas Ltd.	16,926	1,411
	i-SENS Inc.	58,739	1,385
	LF Corp.	119,851	1,374
*,^	Inscobee Inc.	628,890	1,364
	Green Cross Cell Corp.	39,247	1,361
	CJ CheilJedang Corp. Preference Shares	10,065	1,348
	Orion Holdings Corp.	127,512	1,324
	Grand Korea Leisure Co. Ltd.	124,199	1,315
	Advanced Process Systems Corp.	69,357	1,304
*	Hansol Technics Co. Ltd.	166,478	1,296
	Cuckoo Homesys Co. Ltd.	36,463	1,296
	Jusung Engineering Co. Ltd.	212,874	1,266
	Halla Holdings Corp.	47,325	1,257
	Hansol Paper Co. Ltd.	105,300	1,254
	Vieworks Co. Ltd.	48,854	1,253
*	Yuanta Securities Korea Co. Ltd.	531,497	1,252
*	Stcube	178,517	1,231
	KC Tech Co. Ltd.	63,275	1,227
	Young Poong Corp.	3,038	1,222
	Tongyang Inc.	1,313,644	1,221
	Sebang Global Battery Co. Ltd.	51,267	1,210
*	Dentium Co. Ltd.	41,087	1,202
	Daishin Securities Co. Ltd. Preference Shares	143,638	1,197
	SL Corp.	98,389	1,191
	Maeil Dairies Co. Ltd.	20,547	1,188
*,^	CUROCOM Co. Ltd.	590,197	1,181
	Eugene Investment & Securities Co. Ltd.	380,747	1,174

*	Hanwha General Insurance Co. Ltd.	478,779	1,172
	Soulbrain Holdings Co. Ltd.	29,928	1,165
*	Dongsung Pharmaceutical Co. Ltd.	110,312	1,164
*	Taihan Electric Wire Co. Ltd.	1,676,841	1,157
	Songwon Industrial Co. Ltd.	103,406	1,147
*	Korea Line Corp.	79,212	1,138
	Sangsangin Co. Ltd.	233,930	1,121
	Harim Holdings Co. Ltd.	200,010	1,117
	Korea Asset In Trust Co. Ltd.	357,814	1,116
	Taeyoung Engineering & Construction Co. Ltd.	129,792	1,097
	NS Shopping Co. Ltd.	97,273	1,092
*,^	Samsung Pharmaceutical Co. Ltd.	329,251	1,088
	KC Co. Ltd.	53,257	1,082
	Youlchon Chemical Co. Ltd.	81,283	1,079
	Dongwon F&B Co. Ltd.	7,333	1,073
	Hanil Cement Co. Ltd.	15,268	1,069
	KEPCO Engineering & Construction Co. Inc.	76,726	1,068
^	ICD Co. Ltd.	79,230	1,068
	JW Holdings Corp.	215,119	1,067
*	Hanwha Investment & Securities Co. Ltd.	712,719	1,057
	Nexen Tire Corp.	230,574	1,054
	Youngone Holdings Co. Ltd.	33,272	1,051
	Samyang Corp.	22,461	1,044
	Kumho Industrial Co. Ltd.	181,159	1,023
	INTOPS Co. Ltd.	69,896	1,014
	GOLFZON Co. Ltd.	18,018	1,009
	iMarketKorea Inc.	146,117	1,000
*	Lock&Lock Co. Ltd.	106,002	978
	Samchully Co. Ltd.	14,365	964
	Kolmar Korea Holdings Co. Ltd.	42,246	961
	InBody Co. Ltd.	70,586	953
	Modetour Network Inc.	89,442	949
	Namhae Chemical Corp.	132,560	927
*	Gamevil Inc.	28,917	865
*	Seobu T&D	161,001	863
^	Dae Hwa Pharmaceutical Co. Ltd.	65,917	853
	Dae Han Flour Mills Co. Ltd.	6,231	841
	Huons Global Co. Ltd.	32,155	837
	Hankook Shell Oil Co. Ltd.	4,121	829
*,^	Ssangyong Motor Co.	238,196	829
	KT Skylife Co. Ltd.	103,629	824
	Lotte Confectionery Co. Ltd.	9,366	811
	Cuckoo Holdings Co. Ltd.	9,494	804
	Kolon Corp.	43,765	787
*,§	KONA I Co. Ltd.	69,825	779
*	Able C&C Co. Ltd.	120,276	765
	Sungwoo Hitech Co. Ltd.	256,964	762
	Aekyung Industrial Co. Ltd.	43,393	751
*	Wonik Holdings Co. Ltd.	202,877	747
	E1 Corp.	19,205	742
*	Vidente Co. Ltd.	148,221	740
*	Hansol Holdings Co. Ltd.	257,533	739
	Hyundai Livart Furniture Co. Ltd.	53,890	732
	SPC Samlip Co. Ltd.	13,957	730
*	Interflex Co. Ltd.	72,908	721
	KTB Investment & Securities Co. Ltd.	322,563	690
	Humedix Co. Ltd.	32,250	683
^	BGF Co. Ltd.	193,806	676

*	KCC Glass Corp.	27,285	674
	Lotte Food Co. Ltd.	2,595	668
*	Coreana Cosmetics Co. Ltd.	148,739	667
	Namyang Dairy Products Co. Ltd.	3,014	665
	Interpark Corp.	379,096	660
	Seah Besteel Corp.	76,256	637
	Tongyang Life Insurance Co. Ltd.	242,400	635
	KISCO Corp.	158,153	634
	Woongjin Thinkbig Co. Ltd.	280,495	633
	Daeduck Co. Ltd.	119,211	626
*	SBS Media Holdings Co. Ltd.	406,002	611
	KISWIRE Ltd.	53,719	610
	Sam Young Electronics Co. Ltd.	88,317	606
	Daekyo Co. Ltd.	177,908	595
	Sung Kwang Bend Co. Ltd.	107,988	587
^	Kyobo Securities Co. Ltd.	103,347	574
*,^,§	Cellumed Co. Ltd.	109,221	558
^	DB Financial Investment Co. Ltd.	167,685	556
*,^	Homecast Co. Ltd.	189,088	543
^	TK Corp.	98,388	533
	Hanil Holdings Co. Ltd.	14,061	531
	KB Financial Group Inc. ADR	16,237	522
	Hyundai Corp.	42,262	521
	LG HelloVision Co. Ltd.	155,972	515
*	Lutronic Corp.	110,737	494
	CJ Freshway Corp.	33,552	486
*	Muhak Co. Ltd.	87,541	484
*,^	GNCO Co. Ltd.	494,396	482
*	Eusu Holdings Co. Ltd.	102,233	462
	AK Holdings Inc.	30,661	460
*	Byucksan Corp.	263,447	432
^	Cell Biotech Co. Ltd.	31,477	411
	Sindoh Co. Ltd.	22,140	411
	S&T Dynamics Co. Ltd.	93,447	411
*	Agabang&Company	166,714	381
*	COSON Co. Ltd.	114,038	355
*,§	Yuyang D&U Co. Ltd.	336,958	351
*	Lumens Co. Ltd.	219,757	312
*,§	Esmo Corp.	503,040	175
*	Medytox Inc. Rights Exp. 10/15/2020	4,806	120
	SeAH Steel Holdings Corp.	578	21
			5,682,977
Spain (1.8%)
*	Iberdrola SA	38,163,196	469,738
	Banco Santander SA	105,522,972	196,828
	Industria de Diseno Textil SA	6,755,719	186,894
	Amadeus IT Group SA	2,734,827	151,882
1	Cellnex Telecom SA	2,191,628	133,039
	Banco Bilbao Vizcaya Argentaria SA	42,822,863	118,874
	Telefonica SA	30,355,026	103,984
*	Ferrovial SA	3,086,454	74,972
*,1	Aena SME SA	453,399	63,127
*	Repsol SA	9,104,474	61,507
	Grifols SA	2,117,389	60,886
	Endesa SA	2,038,205	54,518
	Red Electrica Corp. SA	2,773,656	52,021
	CaixaBank SA	23,092,123	49,022

	Siemens Gamesa Renewable Energy SA	1,438,765	38,936
^	Naturgy Energy Group SA	1,927,104	38,648
	Enagas SA	1,595,996	36,825
	ACS Actividades de Construccion y Servicios SA	1,492,352	33,734
	Bankinter SA	4,394,892	18,920
	Merlin Properties Socimi SA	2,137,233	17,827
	Inmobiliaria Colonial Socimi SA	2,095,820	17,298
	Viscofan SA	249,210	16,598
^	Acciona SA	133,039	14,438
	Banco de Sabadell SA	36,253,939	12,583
^	Ebro Foods SA	494,149	11,497
	Pharma Mar SA	89,260	11,325
	Bankia SA	7,727,663	11,252
	Mapfre SA	6,378,285	10,007
*	Acerinox SA	1,090,164	8,939
*	Solaria Energia y Medio Ambiente SA	387,418	7,332
	Faes Farma SA	1,802,625	7,255
	Zardoya Otis SA	1,140,574	6,947
*	Applus Services SA	925,286	6,921
	Cia de Distribucion Integral Logista Holdings SA	401,047	6,846
1	Euskaltel SA	631,641	6,669
*	Fluidra SA	393,783	6,650
	CIE Automotive SA	334,142	6,305
*,1	Neinor Homes SA	459,840	5,879
*	Indra Sistemas SA	793,542	5,644
	Almirall SA (XMAD)	453,354	5,078
*	Construcciones y Auxiliar de Ferrocarriles SA	117,833	4,059
*,^	Sacyr SA	2,223,429	3,950
*,1	Unicaja Banco SA	4,963,928	3,733
	Prosegur Cia de Seguridad SA	1,542,532	3,698
*	Mediaset Espana Comunicacion SA	970,245	3,593
1	Global Dominion Access SA	781,886	3,184
*,^	Masmovil Ibercom SA	114,913	3,029
1	Gestamp Automocion SA	993,990	2,877
*,1	Aedas Homes SA	133,618	2,869
*	Melia Hotels International SA	704,330	2,579
*	Liberbank SA	8,262,551	2,199
*,^	Ence Energia y Celulosa SA	809,889	2,075
*	Tecnicas Reunidas SA	192,590	2,059
1	Prosegur Cash SA	2,467,802	2,019
*,1	Metrovacesa SA	288,532	1,855
	Lar Espana Real Estate Socimi SA	398,686	1,839
*,^	Distribuidora Internacional de Alimentacion SA	11,431,343	1,423
	Atresmedia Corp. de Medios de Comunicacion SA	519,052	1,371
*,^	Promotora de Informaciones SA	2,634,473	1,237
*,^	NH Hotel Group SA	157,953	471
	Grifols SA Preference Shares	13,232	229
*	Almirall SA	9,855	111
			2,198,104
Sweden (3.2%)
^	Telefonaktiebolaget LM Ericsson Class B	19,194,122	210,046
	Investor AB Class B	2,944,041	192,304
	Atlas Copco AB Class A	3,965,774	189,083
*	Volvo AB Class B	9,659,213	185,552
	Assa Abloy AB Class B	5,894,794	137,821
*	Sandvik AB	6,921,590	135,354
*	Essity AB Class B	3,902,538	131,755

*	Hexagon AB Class B	1,639,433	123,831
	Atlas Copco AB Class B	2,516,522	105,024
*	Swedbank AB Class A	6,449,766	100,975
	Hennes & Mauritz AB Class B	5,628,390	96,966
*	Skandinaviska Enskilda Banken AB Class A	9,109,228	80,904
	Swedish Match AB	983,069	80,382
*	Svenska Handelsbanken AB Class A	9,420,858	78,822
	Telia Co. AB	16,520,119	67,586
*	Kinnevik AB	1,540,263	62,517
	Epiroc AB Class A	4,017,062	58,192
1	Evolution Gaming Group AB	853,255	56,377
	Investor AB Class A	824,571	53,425
	Boliden AB	1,762,015	52,280
*	Svenska Cellulosa AB SCA Class B	3,798,855	52,080
*	Nibe Industrier AB Class B	1,927,867	49,548
	Skf Ab	2,377,295	49,045
*	Skanska AB Class B	2,294,917	48,466
^	Tele2 AB	3,422,709	48,257
*	Alfa Laval AB	2,021,790	44,630
	Castellum AB	1,729,614	39,287
*	Industrivarden AB Class A	1,317,117	35,616
	Electrolux AB Class B	1,483,097	34,572
	Epiroc AB Class B	2,411,663	33,476
*	Indutrade AB	598,984	32,063
*	Fastighets AB Balder Class B	622,364	31,532
	Getinge AB	1,439,864	31,330
*	Securitas AB Class B	1,990,149	30,423
*	Industrivarden AB Class C	1,095,351	29,129
	Elekta AB Class B	2,304,875	28,964
	Husqvarna AB	2,618,302	28,791
*	Trelleborg AB Class B	1,559,480	27,539
*	Swedish Orphan Biovitrum AB	1,128,677	27,230
	ICA Gruppen AB	499,497	25,375
	EQT AB	1,295,909	25,147
*	Volvo AB Class A	1,254,891	24,233
	Lundin Energy AB	1,214,047	24,076
	Sweco AB Class B	426,290	23,614
*,1	Dometic Group AB	1,909,553	23,576
	Fabege AB	1,699,609	23,505
*	L E Lundbergforetagen AB Class B	474,925	23,466
	Holmen AB	617,933	22,928
	Lifco AB Class B	292,002	22,586
1	Thule Group AB	675,685	22,297
*,1	Sinch AB	257,686	21,014
*	Aak Ab	1,093,528	20,352
	BillerudKorsnas AB	1,130,661	18,918
	Investment AB Latour Class B	776,517	18,243
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	6,003,250	18,101
	Nordic Entertainment Group AB Class B	417,823	17,688
*	AF Poyry AB	620,168	17,520
*	Saab AB Class B	593,196	17,441
	Wihlborgs Fastigheter AB	848,912	16,764
	Wallenstam AB	1,043,558	15,865
	AddTech AB	1,208,284	15,829
*,1	Bravida Holding AB	1,291,718	15,704
	Avanza Bank Holding AB	788,606	15,499
	Axfood AB	674,762	15,457
	Beijer Ref AB Class B	463,881	15,275

*	Hexpol AB	1,599,839	14,311
	Jm Ab	450,689	13,967
*	Loomis AB Class B	486,540	13,308
*	Peab AB Class B	1,261,885	12,645
*	SSAB AB Class B	3,778,343	12,007
	Kungsleden AB	1,220,562	11,554
*	Vitrolife AB	409,405	11,171
	Bure Equity AB	350,314	11,013
	NCC AB Class B	603,073	10,983
*	Nolato AB Class B	112,622	10,926
*	Sectra AB Class B	164,111	10,859
^	Intrum AB	436,444	10,696
	Mycronic AB	438,807	10,325
*	Nyfosa AB	1,124,596	9,956
*	NetEnt AB	1,166,222	9,891
	Hufvudstaden AB Class A	698,932	9,712
	Arjo AB	1,433,582	8,885
*	Biotage AB	418,500	8,286
	Lindab International AB	433,993	7,542
	Catena AB	161,736	7,162
*	Pandox AB Class B	565,350	6,481
*	Bilia AB	501,065	6,298
*	Hansa Biopharma AB	235,909	6,257
*	Modern Times Group MTG AB Class B	425,380	5,953
*	Betsson AB	765,806	5,870
*	Electrolux Professional AB Class B	1,453,592	5,820
	Klovern AB	3,139,934	5,781
*,1	Munters Group AB	676,351	5,269
*	SSAB AB Class A	1,534,346	5,095
*	Nobia AB	730,741	4,886
	Atrium Ljungberg AB	294,819	4,809
*	Ratos AB	1,258,152	4,691
1	Resurs Holding AB	895,867	4,633
*	Concentric AB	239,277	4,614
	Bonava AB	548,805	4,559
	Klovern AB Preference Shares	104,632	3,941
*	Cloetta AB	1,337,923	3,873
	Dios Fastigheter AB	544,903	3,854
*	Karo Pharma AB	492,177	3,835
*,1	Attendo AB	693,825	3,778
	Telefonaktiebolaget LM Ericsson Class A	306,569	3,651
	SkiStar AB	258,668	3,472
*,^	Svenska Handelsbanken AB Class B	347,882	3,449
*,^	Mekonomen AB	265,460	2,754
	Investment AB Oresund	185,469	2,647
	Clas Ohlson AB	254,868	2,589
^,1	Scandic Hotels Group AB	849,108	2,546
	Sagax AB	675,951	2,470
*	Skandinaviska Enskilda Banken AB Class C	250,257	2,460
*	Adapteo Oyj	264,288	2,375
*	Svenska Cellulosa AB SCA Class A	156,214	2,288
	Skf Ab Class A	84,080	1,724
	Samhallsbyggnadsbolaget i Norden AB	293,516	1,030
*,§	SAs Ab Rights Exp. 10/19/2020	16,258,536	841
*,^	SAs Ab	1,806,504	771
*,^	Collector AB	458,567	739
	Sagax AB Preference Shares	132,815	549

Ncc Ab Class A	27,790	504
		3,774,002
Switzerland (8.1%)
Nestle SA	17,912,114	2,131,757
Roche Holding AG	4,474,972	1,532,859
Novartis AG	13,813,252	1,199,326
Zurich Insurance Group AG	957,576	333,921
Lonza Group AG	476,436	294,026
ABB Ltd.	11,477,618	291,805
Givaudan SA	59,289	255,999
UBS Group AG	21,551,984	240,798
Cie Financiere Richemont SA	3,278,854	220,152
Sika AG	891,325	218,866
* Alcon Inc.	2,948,122	167,146
Credit Suisse Group AG	15,011,569	149,856
Geberit AG	228,437	135,149
Swiss Re AG	1,803,700	133,797
LafargeHolcim Ltd. (XSWX)	2,650,760	120,661
SGS SA	37,841	101,408
Partners Group Holding AG	105,801	97,316
Swisscom AG	163,588	86,662
* Sonova Holding AG	338,323	85,736
Swiss Life Holding AG	202,573	76,652
Logitech International SA	943,165	73,060
Schindler Holding AG	253,768	69,274
Straumann Holding AG	64,825	65,577
Kuehne & Nagel International AG	322,082	62,540
Julius Baer Group Ltd.	1,390,806	59,071
Roche Holding AG (Bearer)	171,467	58,969
Chocoladefabriken Lindt & Spruengli AG (Registered)	655	58,359
Chocoladefabriken Lindt & Spruengli AG	6,309	53,254
Temenos AG	390,140	52,437
Adecco Group AG	992,041	52,345
Vifor Pharma AG	331,869	45,142
Swiss Prime Site AG	482,942	43,861
Swatch Group AG (Bearer)	185,799	43,307
Barry Callebaut AG	19,379	43,164
Baloise Holding AG	291,608	42,932
^ EMS-Chemie Holding AG	45,672	41,035
Tecan Group AG	76,171	37,881
* ams AG	1,632,734	36,912
* SIG Combibloc Group AG	1,836,979	36,731
Schindler Holding AG (Registered)	129,051	35,024
PSP Swiss Property AG	275,951	33,335
1 VAT Group AG	165,364	31,544
LafargeHolcim Ltd. (XPAR)	635,227	28,918
Georg Fischer AG	26,139	27,143
1 Sunrise Communications Group AG	217,708	25,759
Clariant AG	1,284,231	25,334
Belimo Holding AG	2,978	22,484
Cembra Money Bank AG	189,152	22,450
1 Galenica AG	311,395	21,653
Allreal Holding AG	89,587	19,302
Helvetia Holding AG	222,738	18,978
Banque Cantonale Vaudoise	180,467	18,314
Siegfried Holding AG	25,453	17,407
* Softwareone Holding AG	616,334	17,175

*	Flughafen Zurich AG	121,974	16,736
*	Idorsia Ltd.	618,471	16,603
	DKSH Holding AG	228,404	15,912
	Bucher Industries AG	41,755	15,905
	Bachem Holding AG	36,100	15,321
^	Stadler Rail AG	311,310	12,907
	Swatch Group AG (Registered)	278,719	12,551
	Bkw AG	116,054	12,359
	Emmi AG	12,350	12,339
	Mobimo Holding AG	41,095	12,046
	Vontobel Holding AG	175,395	11,573
*	Zur Rose Group AG	48,114	11,471
	SFS Group AG	109,034	10,965
	Forbo Holding AG	6,678	10,957
	dormakaba Holding AG	19,680	10,684
	Daetwyler Holding AG	47,029	10,481
	Inficon Holding AG	12,396	10,273
	OC Oerlikon Corp. AG	1,237,421	9,855
	Sulzer AG	111,650	8,974
	Interroll Holding AG	3,531	8,931
	Conzzeta AG	8,240	8,794
*	Landis&Gyr Group AG	156,877	8,542
	Valiant Holding AG	100,751	8,475
	Schweiter Technologies AG	5,991	8,352
	Huber & Suhner AG	109,953	8,280
	St. Galler Kantonalbank AG	18,098	7,783
	VZ Holding AG	86,235	7,693
	Comet Holding AG	47,843	7,334
	Berner Kantonalbank AG	28,746	7,212
	Kardex Holding AG	37,076	6,892
*,^	Dufry AG	209,103	6,472
	LEM Holding SA	3,012	5,642
	Burckhardt Compression Holding AG	20,219	5,074
	Vetropack Holding AG	79,660	4,901
	Intershop Holding AG	7,177	4,640
	ALSO Holding AG	16,998	4,502
	Swissquote Group Holding SA	54,945	4,462
*,^	COSMO Pharmaceuticals NV	46,257	4,404
*	Aryzta AG	6,155,160	4,037
	Liechtensteinische Landesbank AG	69,818	3,952
*,^	Komax Holding AG	22,332	3,858
*	Valora Holding AG	20,757	3,858
*,^	Basilea Pharmaceutica AG	67,885	3,740
*,1	Medacta Group SA	39,873	3,733
*	Arbonia AG	281,430	3,626
*	Ascom Holding AG	240,935	3,339
^	Bobst Group SA	51,303	3,182
	Bell Food Group AG	12,163	3,120
	Ypsomed Holding AG	20,185	2,954
	Zehnder Group AG	60,721	2,937
	Bossard Holding AG	16,172	2,921
	Implenia AG	94,660	2,907
	EFG International AG	485,563	2,709
	Leonteq AG	68,748	2,452
	u-blox Holding AG	41,824	2,324
*,^	Autoneum Holding AG	17,491	2,154
*	GAM Holding AG	1,023,926	1,974
	VP Bank AG	15,160	1,862

* Hiag Immobilien Holding AG	18,884	1,831
Rieter Holding AG	19,112	1,699
* Apg Sga SA	6,792	1,367
* Ina Invest Holding AG	31,511	638
BB Biotech AG	160	12
		9,648,046
Thailand (0.0%)
* Hanjin Transportation Co. Ltd. Rights Exp. 10/29/2020	15,373	87

United Kingdom (11.8%)
AstraZeneca plc	8,439,755	922,170
GlaxoSmithKline plc	31,688,466	594,082
British American Tobacco plc	14,310,837	513,351
HSBC Holdings plc	130,983,076	512,442
Diageo plc	14,745,665	506,497
Unilever plc	7,005,378	431,906
Rio Tinto plc	6,974,796	419,693
Reckitt Benckiser Group plc	4,053,068	395,198
BP plc	127,509,517	368,757
Royal Dutch Shell plc Class A	26,374,188	329,239
Royal Dutch Shell plc Class B	23,845,807	289,181
BHP Group plc	13,355,286	284,925
RELX plc	11,948,650	265,955
National Grid plc	22,546,194	258,970
Prudential plc	16,765,558	240,559
London Stock Exchange Group plc	2,022,925	232,065
Vodafone Group plc	172,164,552	228,193
Experian plc	5,822,757	218,787
Anglo American plc	7,901,818	191,174
Compass Group plc	11,460,196	172,153
Tesco plc	62,161,495	170,529
CRH plc (XLON)	4,290,716	154,743
* Lloyds Banking Group plc	452,174,906	153,506
Ferguson plc	1,442,630	145,173
* Glencore plc	69,211,900	143,489
* Barclays plc	111,131,579	140,200
BAE Systems plc	20,654,512	128,276
* Flutter Entertainment plc (XLON)	781,329	123,077
* Ocado Group plc	3,121,286	110,398
Smith & Nephew plc	5,626,278	110,216
Imperial Brands plc	6,048,058	106,830
SSE plc	6,685,211	104,050
Ashtead Group plc	2,874,992	103,533
Aviva plc	25,190,348	93,198
Legal & General Group plc	38,039,487	92,796
Segro plc	7,637,299	91,782
Intertek Group plc	1,037,510	84,658
* Rentokil Initial plc	11,921,774	82,402
3i Group plc	6,112,213	78,489
* Standard Chartered plc	16,621,021	76,484
Halma plc	2,431,060	73,447
BT Group plc	55,934,320	70,848
Bunzl plc	2,164,529	69,885
Spirax-Sarco Engineering plc	472,215	67,245
Mondi plc	3,113,102	65,826
Sage Group plc	7,013,754	65,180
Persimmon plc	2,038,390	64,961

	Croda International plc	798,871	64,442
	Next plc	817,366	62,665
*	InterContinental Hotels Group plc	1,175,733	61,715
*,1	Just Eat Takeaway.com NV (XLON)	550,807	61,653
	WPP plc	7,617,291	59,826
	Smurfit Kappa Group plc (XLON)	1,505,956	59,001
	Associated British Foods plc	2,233,310	53,768
	Kingfisher plc	13,546,824	51,890
	Burberry Group plc	2,581,904	51,752
	DCC plc	631,559	48,891
	United Utilities Group plc	4,396,432	48,565
	Severn Trent plc	1,533,384	48,278
	Polymetal International plc	2,176,108	47,416
*	GVC Holdings plc	3,726,003	46,666
*	Informa plc	9,607,402	46,564
	Hargreaves Lansdown plc	2,302,611	46,318
*	Melrose Industries plc	30,989,476	45,953
	Rightmove plc	5,566,120	44,999
	Admiral Group plc	1,334,216	44,997
	Smiths Group plc	2,543,291	44,990
1	Auto Trader Group plc	6,057,963	43,983
	Standard Life Aberdeen plc	14,210,191	41,383
	Berkeley Group Holdings plc	749,956	40,882
	St. James's Place plc	3,397,668	40,875
*	Natwest Group plc	29,286,586	40,107
	Barratt Developments plc	6,503,059	39,882
*	RSA Insurance Group plc	6,645,492	38,802
	Johnson Matthey plc	1,218,599	37,031
	Hikma Pharmaceuticals plc	1,081,593	36,252
	Pennon Group plc	2,717,823	36,159
	Whitbread plc	1,294,872	35,380
	B&M European Value Retail SA	5,467,033	34,854
	M&G plc	16,665,342	34,255
	Pearson plc	4,824,260	34,222
	Taylor Wimpey plc	23,245,977	32,505
	Wm Morrison Supermarkets plc	14,256,621	31,293
	DS Smith plc	8,196,963	31,141
	Coca-Cola HBC AG	1,253,121	30,943
	Phoenix Group Holdings plc	3,472,787	30,884
	Land Securities Group plc	4,580,594	30,838
	Direct Line Insurance Group plc	8,777,529	30,614
	Antofagasta plc	2,227,274	29,394
	JD Sports Fashion plc	2,764,283	28,856
	HomeServe plc	1,772,814	28,250
	Dechra Pharmaceuticals plc	671,785	27,933
	Howden Joinery Group plc	3,640,911	27,711
	Games Workshop Group plc	209,435	27,478
	Intermediate Capital Group plc	1,783,171	27,425
	Weir Group plc	1,659,532	26,715
	Electrocomponents plc	2,868,581	26,294
	British Land Co. plc	5,971,669	26,033
	J Sainsbury plc	10,530,193	25,927
	Tate & Lyle plc	3,011,704	25,847
*	G4S plc	9,979,655	25,740
	AVEVA Group plc	408,917	25,221
*	Hiscox Ltd.	2,160,696	24,932
	Schroders plc	716,602	24,888
	Bellway plc	794,284	24,074

	IG Group Holdings plc	2,339,908	23,902
1	Avast plc	3,518,033	23,884
	William Hill plc	6,691,349	23,786
1	ConvaTec Group plc	10,190,203	23,475
	Spectris plc	745,418	23,402
	IMI plc	1,713,256	23,111
	Travis Perkins plc	1,621,910	22,693
	Diploma plc	783,651	22,220
*	UNITE Group plc	2,054,121	22,211
	Tritax Big Box REIT plc	10,963,517	21,895
	Derwent London plc	647,488	21,438
	ITV plc	23,981,613	20,906
	Genus plc	418,716	20,765
	Rotork plc	5,605,019	20,322
	Centrica plc	37,515,637	19,412
1	Quilter plc	11,539,936	19,082
	Rolls-Royce Holdings plc	11,096,495	18,424
	Fresnillo plc	1,179,449	18,218
	Britvic plc	1,704,892	18,066
	Centamin plc	6,918,206	18,061
	Royal Mail plc	5,850,415	17,940
	Assura plc	16,698,555	16,622
*	Meggitt plc	4,999,222	16,590
	Pets at Home Group plc	3,031,588	16,571
	Evraz plc	3,686,300	16,415
	Signature Aviation plc	5,293,985	16,310
	Grainger plc	4,244,422	16,240
	LondonMetric Property plc	5,636,495	16,121
	UDG Healthcare plc	1,603,928	15,954
	Primary Health Properties plc	8,327,405	15,937
*	Renishaw plc	218,744	15,817
	Marks & Spencer Group plc	12,585,828	15,794
	Future plc	627,658	15,715
	Cranswick plc	332,826	15,575
*	IWG plc	4,591,664	15,364
	Beazley plc	3,865,125	15,302
1	Countryside Properties plc	3,320,404	14,400
	Hays plc	9,919,574	14,395
	Spirent Communications plc	3,867,825	14,223
*	Inchcape plc	2,500,134	14,178
	Domino's Pizza Group plc	2,983,168	14,039
	Man Group PLC	9,360,164	13,876
	Computacenter plc	453,403	13,845
	Big Yellow Group plc	1,030,028	13,807
	Lancashire Holdings Ltd.	1,540,759	13,772
*,1	Trainline plc	2,945,098	13,736
	Ashmore Group plc	2,924,891	13,500
	Plus500 Ltd.	659,417	13,330
	Safestore Holdings plc	1,326,652	13,324
	QinetiQ Group plc	3,625,233	12,974
	British American Tobacco plc ADR	358,284	12,952
*	Serco Group plc	7,850,841	12,852
	Close Brothers Group plc	975,123	12,826
1	John Laing Group plc	3,160,170	12,754
	Balfour Beatty plc	4,410,317	12,696
	Great Portland Estates plc	1,619,791	12,499
	Victrex plc	523,740	12,371
	Softcat plc	791,778	12,312

*	Grafton Group plc	1,390,719	12,094
	Ultra Electronics Holdings plc	444,393	11,942
*	John Wood Group plc	4,295,416	11,793
	Dunelm Group plc	635,701	11,446
	Moneysupermarket.com Group plc	3,315,684	11,429
	IntegraFin Holdings plc	1,663,911	10,898
	AJ Bell plc	1,866,109	10,834
	Carnival plc	843,472	10,731
	Marshalls plc	1,272,798	10,705
	TP ICAP plc	3,611,750	10,630
*,1	Network International Holdings plc	2,973,430	10,458
*	Vistry Group plc	1,419,890	10,405
	Avon Rubber plc	181,367	9,900
	WH Smith plc	801,307	9,842
*	Greggs plc	648,429	9,826
*,1	Wizz Air Holdings plc	240,801	9,652
	KAZ Minerals plc	1,418,076	9,588
*,1	Ascential plc	2,523,650	9,576
*	Pagegroup plc	1,983,328	9,561
	easyJet plc	1,437,294	9,261
	Mediclinic International plc	2,510,340	9,215
	Shaftesbury plc	1,422,908	9,123
	Bodycote plc	1,200,607	8,992
*	Playtech plc	1,915,643	8,944
^	International Consolidated Airlines Group SA (London Shares)	7,285,747	8,898
	Drax Group plc	2,569,416	8,821
	Synthomer plc	2,132,457	8,701
*	OneSavings Bank plc	2,387,074	8,584
*	Savills plc	848,192	8,525
^	TUI AG (XLON)	2,199,260	8,254
*,^	Petropavlovsk plc	19,183,215	8,142
	Jupiter Fund Management plc	2,777,272	8,018
	SSP Group plc	3,409,455	7,907
	Hill & Smith Holdings plc	506,773	7,784
	Dixons Carphone plc	6,453,880	7,772
	Investec plc	4,219,306	7,765
	Gamesys Group plc	500,746	7,699
*	Polypipe Group plc	1,375,780	7,676
*	Redrow plc	1,457,955	7,586
*	Virgin Money UK plc	8,009,158	7,553
	Daily Mail & General Trust plc	897,212	7,522
	Sanne Group plc	876,138	7,420
	Aggreko plc	1,540,583	7,326
	Rathbone Brothers plc	364,529	7,240
	FDM Group Holdings plc	548,346	7,167
	Euromoney Institutional Investor plc	681,757	7,048
*	Indivior plc	4,668,839	7,035
*	Vesuvius plc	1,374,148	7,004
	Paragon Banking Group plc	1,631,340	6,994
*	Oxford Instruments plc	340,423	6,964
	Telecom Plus plc	403,569	6,929
*	Cairn Energy plc	3,685,760	6,840
*	National Express Group plc	3,453,341	6,788
	Capital & Counties Properties plc	4,702,393	6,775
	Coats Group plc	9,128,399	6,569
1	Hastings Group Holdings plc	2,011,319	6,549
^	RHI Magnesita NV	188,035	6,141
	Workspace Group plc	854,889	5,931

*	Micro Focus International plc	1,809,535	5,753
	Sirius Real Estate Ltd.	6,124,398	5,747
	888 Holdings plc	1,743,205	5,650
	Brewin Dolphin Holdings plc	1,864,259	5,613
	Morgan Advanced Materials plc	1,822,896	5,590
	Chemring Group plc	1,799,377	5,589
*	Essentra plc	1,688,427	5,545
*	Ninety One plc	2,112,380	5,539
	J D Wetherspoon plc	509,687	5,487
*	Frasers Group plc	1,185,918	5,259
	Babcock International Group plc	1,605,897	5,180
^	Hammerson plc	24,583,936	5,176
	Vectura Group plc	3,813,097	5,077
*	AO World plc	1,811,753	5,045
*,1	Ibstock plc	2,497,064	5,016
1	Airtel Africa plc	6,543,701	4,913
*	Energean plc	634,129	4,786
*	Hochschild Mining plc	1,639,520	4,623
	Clarkson plc	158,376	4,604
	St. Modwen Properties plc	1,134,459	4,572
	Kainos Group plc	352,820	4,521
	TalkTalk Telecom Group plc	4,356,924	4,501
	Ferrexpo plc	1,893,829	4,313
*	Capita plc	10,550,294	4,148
	UK Commercial Property REIT Ltd.	4,720,943	4,148
*	Provident Financial plc	1,627,747	4,069
*	Crest Nicholson Holdings plc	1,569,742	4,000
	NCC Group plc	1,722,676	3,907
*	Just Group plc	6,611,172	3,836
*	Firstgroup plc	7,689,460	3,756
	PZ Cussons plc	1,230,400	3,733
	Redde Northgate plc	1,560,722	3,715
*	Elementis plc	3,701,664	3,628
	Greencore Group plc	2,855,138	3,613
	Keller Group plc	451,517	3,547
*,1	Watches of Switzerland Group plc	776,251	3,355
^	Cineworld Group plc	6,408,045	3,351
	AG Barr plc	531,213	3,336
	Mitie Group plc	7,357,530	3,110
*,1	Equiniti Group plc	2,099,181	3,079
*,1	McCarthy & Stone plc	3,409,036	3,064
*,^,1	Aston Martin Lagonda Global Holdings plc	4,648,659	3,045
*	TBC Bank Group plc	222,147	2,908
	Halfords Group plc	1,243,590	2,908
*,1	TI Fluid Systems plc	1,450,097	2,880
	Picton Property Income Ltd.	3,530,253	2,849
	BMO Commercial Property Trust Ltd.	3,346,401	2,787
1	CMC Markets plc	698,798	2,782
*	Bank of Georgia Group plc	240,934	2,771
	GoCo Group plc	1,898,230	2,619
	Devro plc	1,083,859	2,590
	Helical plc	646,872	2,465
*	Mitchells & Butlers plc	1,386,841	2,419
*,^	Petrofac Ltd.	1,666,516	2,393
	Marston's plc	4,052,169	2,297
*	Restaurant Group plc	3,515,629	2,233
1	Spire Healthcare Group plc	1,807,684	2,224
	Go-Ahead Group plc	275,155	2,047

	Redefine International plc			1,662,705	1,889
*	Calisen plc			881,362	1,879
*,^	Tullow Oil plc			8,774,317	1,717
	SIG plc			4,660,216	1,541
	Hunting plc			914,300	1,519
	Senior plc			2,645,875	1,515
	Rank Group plc			1,095,711	1,313
	Stagecoach Group plc			2,600,219	1,300
*,^	Premier Oil plc			5,684,037	1,207
	Smurfit Kappa Group plc (XDUB)			28,206	1,107
*,^	Micro Focus International plc ADR			296,634	955
*,^,1	Funding Circle Holdings plc			883,629	910
*,1	Alfa Financial Software Holdings plc			559,557	903
*,1	Bakkavor Group plc			973,453	846
	Saga plc			3,932,539	632
	Schroder REIT Ltd.			712,426	297
*	Stobart Group Ltd.			977,479	249
	C&C Group plc (XLON)			82,625	209
*,§,1	Finablr plc			1,120,022	159
*,^,§	Intu Properties plc			5,470,032	125
	Renewi plc			412,065	104
*	Metro Bank plc			64,788	51
	Glanbia plc (XLON)			771	8
*	Georgia Capital plc			1,528	7
	Galliford Try Holdings plc			4,236	4
*,§	Carillion plc			2,500,529	—
*,§	NMC Health plc			510,606	—
					14,119,000
Total Common Stocks (Cost $110,208,951)					117,823,876
		Coupon
Temporary Cash Investments (2.4%)
Money Market Fund (2.3%)
2,3	Vanguard Market Liquidity Fund	0.117%		27,461,208	2,746,121

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	0.145%	12/15/20	83,000	82,983
4	United States Treasury Bill	0.095%	1/28/21	42,876	42,862
					125,845
Total Temporary Cash Investments (Cost $2,871,368)					2,871,966
Total Investments (101.3%) (Cost $113,080,319)					120,695,842
Other Assets and Liabilities—Net (-1.3%)					(1,527,473)
Net Assets (100%)					119,168,369
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,962,370,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $2,593,884,000, representing 2.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 Collateral of $2,095,775,000 was received for securities on loan.
4 Securities with a value of $125,734,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2020	12,369	463,198	(16,408)
Topix Index	December 2020	2,463	379,615	4,379
FTSE 100 Index	December 2020	2,408	181,506	(5,780)
S&P/TSX 60 Index	December 2020	1,039	150,050	(684)
S&P ASX 200 Index	December 2020	1,385	143,891	(2,626)
E-mini S&P 500 Index	December 2020	111	18,604	(103)
				(21,222)

Forward Currency Contracts
			Contract Amount (000)
	Contract					Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	1/14/21	EUR	503,083	USD	595,323	—	(3,945)
Morgan Stanley Capital Services
LLC	1/14/21	JPY	41,943,690	USD	401,715	—	(3,346)
Toronto-Dominion Bank	10/6/20	JPY	31,805,095	USD	297,717	3,874	—
Royal Bank of Canada	10/6/20	EUR	243,496	USD	275,942	9,582	—
Morgan Stanley Capital Services
LLC	10/6/20	EUR	221,201	USD	249,473	9,908	—
Morgan Stanley Capital Services
LLC	10/6/20	GBP	191,958	USD	238,460	9,242	—
Toronto-Dominion Bank	10/6/20	CAD	235,212	USD	172,337	4,312	—
Goldman Sachs International	1/14/21	CAD	219,898	USD	164,034	1,199	—
Toronto-Dominion Bank	10/6/20	AUD	236,407	USD	162,089	7,240	—
Bank of America, N.A.	10/6/20	CHF	139,865	USD	150,961	919	—
Goldman Sachs International	1/14/21	GBP	114,358	USD	146,969	708	—
Royal Bank of Canada	1/14/21	AUD	176,732	USD	127,572	—	(950)

Developed Markets Index Fund

State Street Bank & Trust Co.	10/6/20	JPY	9,305,352	USD	87,734	504	—
Deutsche Bank AG	10/6/20	EUR	72,978	USD	86,467	—	(893)
BNP Paribas	1/14/21	JPY	3,357,800	USD	31,927	—	(35)
HSBC Bank USA, N.A.	10/6/20	KRW	27,356,500	USD	23,342	50	—
State Street Bank & Trust Co.	10/6/20	JPY	2,023,495	USD	19,253	—	(65)
UBS AG	10/6/20	EUR	16,685	USD	19,021	543	—
Goldman Sachs International	10/6/20	CAD	23,992	USD	18,199	—	(181)
UBS AG	10/6/20	JPY	1,926,391	USD	18,022	245	—
Bank of America, N.A.	10/6/20	EUR	15,438	USD	17,787	314	—
Citibank, N.A.	1/14/21	GBP	12,727	USD	16,419	16	—
Royal Bank of Canada	1/14/21	CAD	19,833	USD	15,046	—	(143)
Citibank, N.A.	10/6/20	DKK	81,202	USD	12,686	103	—
Citibank, N.A.	1/14/21	AUD	16,625	USD	12,146	—	(235)
JPMorgan Chase Bank, N.A.	10/6/20	JPY	879,110	USD	8,209	127	—
Toronto-Dominion Bank	10/6/20	EUR	3,332	USD	3,952	—	(45)
Bank of America, N.A.	10/6/20	SEK	24,886	USD	2,849	—	(70)
JPMorgan Chase Bank, N.A.	10/6/20	EUR	2,292	USD	2,602	85	—
BNP Paribas	10/6/20	GBP	1,875	USD	2,399	20	—
UBS AG	10/6/20	HKD	18,000	USD	2,322	—	—
Bank of America, N.A.	10/6/20	HKD	14,121	USD	1,822	—	—
Bank of America, N.A.	10/6/20	SEK	10,330	USD	1,136	18	—
Toronto-Dominion Bank	10/6/20	KRW	1,006,014	USD	831	29	—
BNP Paribas	1/14/21	SGD	1,000	USD	733	—	(1)
BNP Paribas	10/6/20	SGD	1,000	USD	719	14	—
BNP Paribas	10/6/20	USD	554,935	EUR	470,244	3,524	—
Morgan Stanley Capital Services LLC	10/6/20	USD	420,252	JPY	43,967,185	3,335	—
BNP Paribas	1/14/21	USD	168,996	JPY	17,816,337	—	(218)
Goldman Sachs International	10/6/20	USD	163,944	CAD	219,898	—	(1,204)
Bank of America, N.A.	1/14/21	USD	151,455	CHF	139,865	—	(929)
Goldman Sachs International	10/6/20	USD	146,859	GBP	114,358	—	(709)
Bank of America, N.A.	10/6/20	USD	142,514	CHF	134,639	—	(3,691)
Royal Bank of Canada	10/6/20	USD	127,530	AUD	176,732	944	—
Citibank, N.A.	10/6/20	USD	116,289	EUR	103,715	—	(5,327)
Toronto-Dominion Bank	1/14/21	USD	115,342	EUR	97,054	1,254	—

Developed Markets Index Fund

JPMorgan Chase Bank, N.A.	10/6/20	USD	50,502	GBP	38,510	810	—

Royal Bank of Canada	1/14/21	USD	46,749	JPY	4,879,417	406	—
JPMorgan Chase Bank, N.A.	1/14/21	USD	36,039	JPY	3,800,000	—	(52)
Credit Suisse International	10/6/20	USD	27,646	AUD	40,377	—	(1,275)
Citibank, N.A.	10/6/20	USD	24,156	GBP	19,262	—	(699)
Royal Bank of Canada	1/14/21	USD	23,681	AUD	32,453	429	—
HSBC Bank USA, N.A.	10/6/20	USD	23,572	KRW	28,362,514	—	(679)
HSBC Bank USA, N.A.	1/14/21	USD	23,344	KRW	27,356,500	—	(52)
Credit Suisse International	10/6/20	USD	21,678	CAD	29,487	—	(468)
HSBC Bank USA, N.A.	1/14/21	USD	19,657	EUR	16,749	—	(32)

State Street Bank & Trust Co.	1/14/21	USD	19,287	JPY	2,023,495	68	—
Toronto-Dominion Bank	1/14/21	USD	18,998	CAD	25,064	165	—
Goldman Sachs International	10/6/20	USD	13,049	GBP	9,853	335	—
Citibank, N.A.	1/14/21	USD	12,716	DKK	81,202	—	(103)
JPMorgan Chase Bank, N.A.	10/6/20	USD	12,215	DKK	81,202	—	(575)
BNP Paribas	1/14/21	USD	12,188	EUR	10,417	—	(57)
Royal Bank of Canada	10/6/20	USD	11,049	JPY	1,179,375	—	(135)
BNP Paribas	10/6/20	USD	7,660	AUD	10,447	178	—
BNP Paribas	10/6/20	USD	7,433	JPY	792,882	—	(85)
Standard Chartered Bank	10/6/20	USD	7,330	GBP	5,876	—	(253)
HSBC Bank USA, N.A.	10/6/20	USD	7,171	CAD	9,818	—	(203)
UBS AG	10/6/20	USD	6,117	AUD	8,852	—	(223)
Citibank, N.A.	10/6/20	USD	5,544	CHF	5,227	—	(132)
BNP Paribas	1/14/21	USD	5,143	GBP	4,004	—	(28)
UBS AG	10/6/20	USD	4,930	GBP	4,017	—	(253)
BNP Paribas	1/14/21	USD	4,449	CAD	5,949	—	(21)
Bank of America, N.A.	1/14/21	USD	4,205	CAD	5,593	3	—
HSBC Bank USA, N.A.	10/6/20	USD	4,141	HKD	32,121	—	(4)
BNP Paribas	1/14/21	USD	3,889	AUD	5,498	—	(50)
HSBC Bank USA, N.A.	10/6/20	USD	3,783	SEK	35,217	—	(150)
JPMorgan Chase Bank, N.A.	1/14/21	USD	2,566	EUR	2,198	—	(18)
JPMorgan Chase Bank, N.A.	10/6/20	USD	2,472	GBP	1,958	—	(55)

Developed Markets Index Fund

Bank of America, N.A.	1/14/21	USD	1,821	HKD	14,121	—	(1)
Bank of America, N.A.	10/6/20	USD	1,649	EUR	1,461	—	(64)
Bank of America, N.A.	1/14/21	USD	1,138	SEK	10,330	—	(18)
BNP Paribas	10/6/20	USD	733	SGD	1,000	1	—
						60,504	(27,672)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

At September 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$2,636,000 and cash of $42,590,000 in connection with open forward currency contracts.

Over-the-Counter Total Return Swaps
				Floating
				Interest Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Northview Apartment REIT	9/2/21	BOANA	302	(1.107)	250	—

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA —Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or

Developed Markets Index Fund

using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

Developed Markets Index Fund

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

F. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine t he fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments

Developed Markets Index Fund

Assets
Common Stocks	10,203,363	107,589,860	30,653	117,823,876
Temporary Cash Investments	2,746,121	125,845	—	2,871,966
Total	12,949,484	107,715,705	30,653	120,695,842
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,533	—	—	4,533
Forward Currency Contracts	—	60,504	—	60,504
Swap Contracts	—	250	—	250
Total	4,533	60,754	—	65,287
Liabilities
Futures Contracts[1]	18,389	—	—	18,389
Forward Currency Contracts	—	27,672	—	27,672
Total	18,389	27,672	—	46,061
1 Represents variation margin on the last day of the reporting period.